Schedule of Investments (unaudited)
June 30, 2021
BlackRock Balanced Capital Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 54.0%
Master Advantage Large Cap Core Portfolio of Master Large Cap Series LLC	$ 984,781,286	$ 984,781,286
Fixed-Income Funds — 26.2%
iShares Core U.S. Aggregate Bond ETF	473,739	54,636,319
Master Total Return Portfolio of Master Bond LLC	$ 423,524,619	423,524,619
		478,160,938
Total Long-Term Investments — 80.2% (Cost: $1,221,894,211)		1,462,942,224
	Shares
Short-Term Securities(a)(b)
Money Market Funds — 19.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	352,093,408	352,093,408
Total Short-Term Securities — 19.3% (Cost: $352,093,408)		352,093,408
Total Investments — 99.5% (Cost: $1,573,987,619)		1,815,035,632
Other Assets Less Liabilities — 0.5%		9,081,805
Net Assets — 100.0%		$ 1,824,117,437
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 242,046,920	$ 110,046,488(a)	$ —	$ —	$ —	$ 352,093,408	352,093,408	$ 49,191	$ —
iShares Core U.S. Aggregate Bond ETF	55,929,627	—	—	—	(1,293,308)	54,636,319	473,739	766,638	—
Master Advantage Large Cap Core Portfolio of Master Large Cap Series LLC	755,769,919	6,399,082(a)(b)	—	121,309,518	101,302,767	984,781,286	$984,781,286	6,408,959	—
Master Total Return Portfolio of Master Bond LLC	417,698,909	7,323,134(a)(b)	—	(977,804)	(519,620)	423,524,619	$423,524,619	7,402,243	—
				$ 120,331,714	$ 99,489,839	$ 1,815,035,632		$ 14,627,031	$ —
(a)	Represents net shares/investment value purchased (sold).
(b)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
BlackRock Balanced Capital Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing a significant amount of its assets in Master Advantage Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC (collectively the “Master Portfolios”), which have the same investment objectives and strategies as the Fund. As of period end, the value of the investments and the percentage owned by the Fund of Master Advantage Large Cap Core Portfolio and Master Total Return Portfolio were $984,781,286 and $423,524,619, respectively and 22.5% and 1.9%, respectively.
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock Balanced Capital Fund, Inc.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	746	09/17/21	$ 159,965	$ 2,145,407
U.S. Treasury Notes (10 Year)	831	09/21/21	110,107	703,989
U.S. Ultra Treasury Bonds	96	09/21/21	18,498	244,246
				3,093,642
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 54,636,319	$ —	$ —	$ 54,636,319
Short-Term Securities
Money Market Funds	352,093,408	—	—	352,093,408
	$ 406,729,727	$ —	$ —	406,729,727
Investments valued at NAV(a)				1,408,305,905
				$ 1,815,035,632
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 2,145,407	$ —	$ —	$ 2,145,407
Interest Rate Contracts	948,235	—	—	948,235
	$ 3,093,642	$ —	$ —	$ 3,093,642
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2021

Schedule of Investments (unaudited)
June 30, 2021
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
HEICO Corp.	14,191	$ 1,978,509
Lockheed Martin Corp.	76,327	28,878,321
Mercury Systems, Inc.(a)	19,793	1,311,880
		32,168,710
Air Freight & Logistics — 1.3%
CH Robinson Worldwide, Inc.	98,835	9,257,875
Expeditors International of Washington, Inc.	390,219	49,401,725
		58,659,600
Airlines — 0.1%
Delta Air Lines, Inc.(a)	82,635	3,574,790
Southwest Airlines Co.(a)	40,638	2,157,472
		5,732,262
Auto Components — 1.1%
BorgWarner, Inc.	988,814	47,997,032
Automobiles — 1.3%
Tesla, Inc.(a)	80,658	54,823,243
Banks — 2.1%
Bank of Hawaii Corp.	4,107	345,892
Citigroup, Inc.	170,951	12,094,783
First Hawaiian, Inc.	29,325	831,070
JPMorgan Chase & Co.	165,695	25,772,200
Pinnacle Financial Partners, Inc.	36,757	3,245,276
Regions Financial Corp.	48,277	974,230
Signature Bank	60,638	14,895,725
Truist Financial Corp.	309,179	17,159,434
Wells Fargo & Co.	284,390	12,880,023
Wintrust Financial Corp.	11,804	892,737
Zions Bancorp NA	29,198	1,543,406
		90,634,776
Beverages — 0.9%
Molson Coors Beverage Co., Class B(a)	97,509	5,235,258
PepsiCo, Inc.	241,849	35,834,767
		41,070,025
Biotechnology — 2.4%
AbbVie, Inc.	105,961	11,935,447
Alexion Pharmaceuticals, Inc.(a)	2,788	512,183
Amgen, Inc.	52,102	12,699,863
BioMarin Pharmaceutical, Inc.(a)	49,771	4,152,892
Gilead Sciences, Inc.	845,452	58,217,825
Vertex Pharmaceuticals, Inc.(a)	82,024	16,538,499
		104,056,709
Building Products — 1.6%
Allegion PLC	104,270	14,524,811
Carrier Global Corp.	192,658	9,363,179
Lennox International, Inc.	19,302	6,771,141
Owens Corning	15,531	1,520,485
Trane Technologies PLC	207,815	38,267,054
		70,446,670
Capital Markets — 3.1%
Ameriprise Financial, Inc.	3,113	774,763
Bank of New York Mellon Corp.	189,279	9,696,763
Charles Schwab Corp.	368,379	26,821,675
CME Group, Inc.	47,816	10,169,507
Invesco Ltd.	282,608	7,554,112
Moody’s Corp.	56,077	20,320,623
Security	Shares	Value
Capital Markets (continued)
Morgan Stanley	666,103	$ 61,074,984
Stifel Financial Corp.	15,081	978,154
		137,390,581
Chemicals — 1.4%
Ecolab, Inc.	107,004	22,039,614
PPG Industries, Inc.	214,298	36,381,371
Sherwin-Williams Co.	5,771	1,572,309
		59,993,294
Commercial Services & Supplies — 0.9%
Cintas Corp.	10,879	4,155,778
Copart, Inc.(a)	158,507	20,895,978
IAA, Inc.(a)	251,129	13,696,575
		38,748,331
Construction & Engineering — 0.2%
EMCOR Group, Inc.	27,305	3,363,703
Quanta Services, Inc.	78,692	7,127,134
		10,490,837
Construction Materials — 0.0%
Vulcan Materials Co.	8,099	1,409,793
Consumer Finance — 1.8%
Ally Financial, Inc.	755,962	37,677,146
American Express Co.	238,733	39,445,854
		77,123,000
Containers & Packaging — 0.3%
Crown Holdings, Inc.	146,577	14,981,635
Distributors — 0.4%
Genuine Parts Co.	134,361	16,992,636
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.(a)	86,423	12,713,687
H&R Block, Inc.	140,906	3,308,473
Terminix Global Holdings, Inc.(a)	216,442	10,326,448
		26,348,608
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(a)	41,633	11,570,643
Voya Financial, Inc.	523,166	32,174,709
		43,745,352
Diversified Telecommunication Services — 0.1%
AT&T Inc.	73,972	2,128,914
Electric Utilities — 1.4%
Eversource Energy	306,619	24,603,108
NextEra Energy, Inc.	120,652	8,841,379
OGE Energy Corp.	431,310	14,513,581
Pinnacle West Capital Corp.	27,472	2,251,880
Southern Co.	63,420	3,837,544
Xcel Energy, Inc.	98,720	6,503,674
		60,551,166
Electronic Equipment, Instruments & Components — 0.5%
Flex Ltd.(a)	847,888	15,151,759
National Instruments Corp.	196,723	8,317,448
		23,469,207
Energy Equipment & Services — 0.7%
Schlumberger NV	917,538	29,370,391
TechnipFMC PLC(a)	232,353	2,102,795
		31,473,186
Entertainment — 2.1%
Live Nation Entertainment, Inc.(a)	95,264	8,344,174

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment (continued)
Roku, Inc.(a)	32,495	$ 14,923,329
Spotify Technology SA(a)	73,896	20,364,998
Walt Disney Co.(a)	205,653	36,147,628
Zynga, Inc., Class A(a)	1,156,582	12,294,467
		92,074,596
Equity Real Estate Investment Trusts (REITs) — 2.1%
Brixmor Property Group, Inc.	285,813	6,542,260
Equinix, Inc.	41,182	33,052,673
Equity Residential	5,752	442,904
Macerich Co.	71,371	1,302,521
Prologis, Inc.	432,725	51,723,619
RLJ Lodging Trust	73	1,112
		93,065,089
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	175,018	69,249,372
Food Products — 1.4%
Bunge Ltd.	39,729	3,104,821
Conagra Brands, Inc.	266,561	9,697,489
Hershey Co.	155,263	27,043,709
Kellogg Co.	149,635	9,626,020
McCormick & Co., Inc.	133,411	11,782,860
		61,254,899
Gas Utilities — 0.3%
Atmos Energy Corp.	54,345	5,223,098
Southwest Gas Holdings, Inc.	56,354	3,730,071
UGI Corp.	101,245	4,688,656
		13,641,825
Health Care Equipment & Supplies — 3.5%
Align Technology, Inc.(a)	39,411	24,080,121
Danaher Corp.	99,809	26,784,743
Dexcom, Inc.(a)	101,527	43,352,029
Envista Holdings Corp.(a)	21,238	917,694
Hill-Rom Holdings, Inc.	28,307	3,215,392
IDEXX Laboratories, Inc.(a)	85,868	54,229,936
		152,579,915
Health Care Providers & Services — 2.0%
1Life Healthcare, Inc.(a)	66,817	2,208,970
AmerisourceBergen Corp.	119,787	13,714,414
Anthem, Inc.	50,677	19,348,479
Cigna Corp.	23,132	5,483,903
Henry Schein, Inc.(a)	72,869	5,406,151
McKesson Corp.	129,960	24,853,550
UnitedHealth Group, Inc.	35,823	14,344,962
		85,360,429
Health Care Technology — 0.3%
Cerner Corp.	93,257	7,288,967
Teladoc Health, Inc.(a)	23,516	3,910,476
		11,199,443
Hotels, Restaurants & Leisure — 2.4%
Aramark	49,294	1,836,201
Chipotle Mexican Grill, Inc.(a)	9,105	14,115,846
International Game Technology PLC(a)	235,031	5,631,343
Marriott Vacations Worldwide Corp.(a)	2,591	412,746
McDonald’s Corp.	43,404	10,025,890
MGM Resorts International	55,543	2,368,909
Planet Fitness, Inc., Class A(a)	54,199	4,078,475
Rush Street Interactive, Inc.(a)	21,826	267,587
Shake Shack, Inc., Class A(a)	110,855	11,863,702
Six Flags Entertainment Corp.(a)	313,327	13,560,792
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Travel + Leisure Co.	123,336	$ 7,332,325
Wendy’s Co.	198,854	4,657,161
Wyndham Hotels & Resorts, Inc.	64,975	4,697,043
Wynn Resorts Ltd.(a)	179,017	21,893,779
		102,741,799
Household Durables — 0.2%
iRobot Corp.(a)	38,695	3,613,726
KB Home	137,989	5,618,912
		9,232,638
Household Products — 0.9%
Colgate-Palmolive Co.	443,682	36,093,531
Procter & Gamble Co.	35,512	4,791,634
		40,885,165
Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp., Class A	10,887	456,601
Sunnova Energy International, Inc.(a)	147,881	5,569,198
		6,025,799
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	173,367	38,028,051
Roper Technologies, Inc.	29,865	14,042,523
		52,070,574
Insurance — 2.8%
Athene Holding Ltd., Class A(a)	12,103	816,952
First American Financial Corp.	56,823	3,542,914
Marsh & McLennan Cos., Inc.	186,027	26,170,278
MetLife, Inc.	877,542	52,520,889
Progressive Corp.	176,756	17,359,207
Travelers Cos., Inc.	133,298	19,956,044
Willis Towers Watson PLC	13,760	3,165,075
		123,531,359
Interactive Media & Services — 6.4%
Alphabet, Inc., Class A(a)	51,273	125,197,899
Alphabet, Inc., Class C(a)	29,948	75,059,271
Facebook, Inc., Class A(a)	189,213	65,791,252
Twitter, Inc.(a)	215,752	14,845,895
		280,894,317
Internet & Direct Marketing Retail — 2.7%
Amazon.com, Inc.(a)	33,560	115,451,770
eBay, Inc.	40,399	2,836,414
Etsy, Inc.(a)	9,561	1,968,036
		120,256,220
IT Services — 5.8%
Accenture PLC, Class A	180,847	53,311,887
Automatic Data Processing, Inc.	124,112	24,651,125
Fidelity National Information Services, Inc.	118,261	16,754,036
Fiserv, Inc.(a)	151,214	16,163,265
Mastercard, Inc., Class A	89,903	32,822,686
Okta, Inc.(a)	7,299	1,785,919
Paychex, Inc.	8,641	927,179
PayPal Holdings, Inc.(a)	180,888	52,725,234
Twilio, Inc., Class A(a)	10,505	4,140,651
Visa, Inc., Class A	210,014	49,105,474
		252,387,456
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	190,819	28,204,956
Bio-Rad Laboratories, Inc., Class A(a)	761	490,305
Bruker Corp.	27,598	2,096,896

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
PPD, Inc.(a)	58,309	$ 2,687,462
Thermo Fisher Scientific, Inc.	4,950	2,497,126
		35,976,745
Machinery — 2.6%
Caterpillar, Inc.	52,988	11,531,778
Deere & Co.	118,364	41,748,166
Oshkosh Corp.	159,904	19,930,435
Otis Worldwide Corp.	284,844	23,291,694
Xylem, Inc.	145,101	17,406,316
		113,908,389
Media — 1.1%
Cardlytics, Inc.(a)	2,882	365,812
Comcast Corp., Class A	340,544	19,417,819
Discovery, Inc., Class A(a)	383,582	11,768,296
Discovery, Inc., Class C(a)	34,121	988,827
Fox Corp., Class A	11,342	421,128
Sirius XM Holdings, Inc.	2,586,669	16,916,815
		49,878,697
Metals & Mining — 0.3%
Reliance Steel & Aluminum Co.	93,946	14,176,451
Multiline Retail — 1.2%
Target Corp.	222,411	53,765,635
Multi-Utilities — 1.2%
Ameren Corp.	42,825	3,427,713
Consolidated Edison, Inc.	516,057	37,011,608
DTE Energy Co.	96,160	12,462,336
NiSource, Inc.	21,569	528,441
		53,430,098
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp.	52,528	545,766
Chesapeake Energy Corp.	71,885	3,732,269
Chevron Corp.	240,442	25,183,895
Continental Resources, Inc.	114,249	4,344,890
Devon Energy Corp.	26,627	777,242
EOG Resources, Inc.	185,728	15,497,144
Hess Corp.	151,282	13,209,944
Kinder Morgan, Inc.	770,824	14,052,122
Phillips 66	402,711	34,560,658
Valero Energy Corp.	96,004	7,495,992
		119,399,922
Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	31,311	9,959,403
Herbalife Nutrition Ltd.(a)	125,967	6,642,240
		16,601,643
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	529,313	35,368,695
Johnson & Johnson	565,453	93,152,727
Pfizer, Inc.	254,986	9,985,252
		138,506,674
Professional Services — 0.3%
IHS Markit Ltd.	39,427	4,441,846
Robert Half International, Inc.	82,893	7,374,990
		11,816,836
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	155,847	13,360,763
Road & Rail — 0.7%
Landstar System, Inc.	67,774	10,709,648
Security	Shares	Value
Road & Rail (continued)
Ryder System, Inc.	222,399	$ 16,530,918
Schneider National, Inc., Class B	67,946	1,479,184
		28,719,750
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.(a)	158,296	14,868,743
Applied Materials, Inc.	173,599	24,720,498
Cirrus Logic, Inc.(a)	58,009	4,937,726
Intel Corp.	964,357	54,139,002
Lam Research Corp.	5,249	3,415,524
NVIDIA Corp.	34,738	27,793,874
QUALCOMM, Inc.	456,344	65,225,248
Silicon Laboratories, Inc.(a)	9,330	1,429,822
Xilinx, Inc.	26,301	3,804,177
		200,334,614
Software — 10.6%
Adobe, Inc.(a)	133,650	78,270,786
Alteryx, Inc., Class A(a)	29,330	2,522,967
Appian Corp.(a)	2,577	354,982
Cadence Design Systems, Inc.(a)	118,347	16,192,236
HubSpot, Inc.(a)	26,637	15,521,913
InterDigital, Inc.	9	657
Intuit, Inc.	127,975	62,729,506
Microsoft Corp.	612,426	165,906,203
PagerDuty, Inc.(a)	18,703	796,374
PTC, Inc.(a)	65,200	9,210,152
salesforce.com, Inc.(a)	24,669	6,025,897
ServiceNow, Inc.(a)	37,828	20,788,377
Splunk, Inc.(a)	152,509	22,049,751
UiPath, Inc., Class A(a)(b)	51,935	3,527,945
VMware, Inc., Class A(a)(b)	140,119	22,414,836
Workday, Inc., Class A(a)	133,237	31,809,001
Zendesk, Inc.(a)	42,420	6,122,903
		464,244,486
Specialty Retail — 1.3%
Home Depot, Inc.	100,569	32,070,448
Lithia Motors, Inc.	8,364	2,874,205
Lowe’s Cos., Inc.	73,462	14,249,424
TJX Cos., Inc.	110,485	7,448,899
		56,642,976
Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	1,673,070	229,143,667
Dell Technologies, Inc., Class C(a)	253,173	25,233,753
Hewlett Packard Enterprise Co.	2,456,958	35,822,448
HP, Inc.	256,528	7,744,580
NetApp, Inc.	70,837	5,795,883
		303,740,331
Textiles, Apparel & Luxury Goods — 0.6%
Crocs, Inc.(a)	11,537	1,344,291
Levi Strauss & Co., Class A	62,542	1,733,664
NIKE, Inc., Class B	118,457	18,300,422
Ralph Lauren Corp.	47,253	5,566,876
		26,945,253
Thrifts & Mortgage Finance — 0.3%
Essent Group Ltd.	34,287	1,541,201
New York Community Bancorp, Inc.	1,070,479	11,796,679
Radian Group, Inc.	63,230	1,406,867
		14,744,747

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 0.4%
SiteOne Landscape Supply, Inc.(a)	43,537	$ 7,369,073
WW Grainger, Inc.	24,041	10,529,958
		17,899,031
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.(a)	125,928	4,572,446
Total Long-Term Investments — 99.3% (Cost: $3,121,909,130)		4,355,551,949
Short-Term Securities(c)(d)
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	42,617,355	42,617,355
SL Liquidity Series, LLC, Money Market Series, 0.13%(e)	12,386,174	12,389,890
Total Short-Term Securities — 1.3% (Cost: $55,000,902)		55,007,245
Total Investments — 100.6% (Cost: $3,176,910,032)		4,410,559,194
Liabilities in Excess of Other Assets — (0.6)%		(26,164,524)
Net Assets — 100.0%		$ 4,384,394,670
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 109,976,399	$ —	$ (67,359,044)(a)	$ —	$ —	$ 42,617,355	42,617,355	$ 17,681	$ —
SL Liquidity Series, LLC, Money Market Series	22,241,319	—	(9,854,132)(a)	4,340	(1,637)	12,389,890	12,386,174	493,770(b)	—
				$ 4,340	$ (1,637)	$ 55,007,245		$ 511,451	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Advantage Large Cap Core Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	220	09/17/21	$ 47,175	$ 476,328
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 4,355,551,949	$ —	$ —	$ 4,355,551,949
Short-Term Securities
Money Market Funds	42,617,355	—	—	42,617,355
	$ 4,398,169,304	$ —	$ —	4,398,169,304
Investments valued at NAV(a)				12,389,890
				$ 4,410,559,194
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 476,328	$ —	$ —	$ 476,328
(a)	Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 5.11%, 09/25/60(a)(b)	USD	6,363	$ 6,402,250
522 Funding CLO Ltd.
Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.40%), 2.59%, 04/20/30(a)(c)		625	623,684
Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.65%), 3.84%, 04/20/30(a)(c)		2,170	2,171,227
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1 mo. LIBOR US + 0.72%), 0.81%, 12/25/33(c)		581	539,778
Series 2006-CW1, Class A2C, (1 mo. LIBOR US + 0.28%), 0.37%, 07/25/36(c)		322	287,088
Series 2007-HE4, Class A2A, (1 mo. LIBOR US + 0.26%), 0.35%, 05/25/37(c)		2,597	606,349
Series 2007-HE4, Class A2C, (1 mo. LIBOR US + 0.60%), 0.69%, 05/25/37(c)		229	56,521
Adams Mill CLO Ltd.
Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.10%), 1.28%, 07/15/26(a)(c)		775	774,752
Series 2014-1A, Class C1R, (3 mo. LIBOR US + 2.35%), 2.53%, 07/15/26(a)(c)		1,610	1,608,735
AGL CLO 11 Ltd., Series 2021-11A, Class E, (3 mo. LIBOR US + 6.36%), 0.00%, 04/15/34(a)(c)		250	249,989
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3 mo. LIBOR US + 1.16%), 1.29%, 07/20/34(a)(c)		7,640	7,640,348
AGL CLO 6 Ltd., Series 2020-6A, Class E, (3 mo. LIBOR US + 7.48%), 7.67%, 07/20/31(a)(c)		375	375,140
AGL CLO 7 Ltd.
Series 2020-7A, Class A1, (3 mo. LIBOR US + 1.80%), 1.98%, 07/15/31(a)(c)		2,400	2,401,263
Series 2020-7A, Class AR, (3 mo. LIBOR US + 1.20%), 0.00%, 07/15/34(a)(c)		2,400	2,400,000
Series 2020-7A, Class D, (3 mo. LIBOR US + 4.40%), 4.58%, 07/15/31(a)(c)		500	500,459
Series 2020-7A, Class DR, (3 mo. LIBOR US + 3.10%), 0.00%, 07/15/34(a)(c)		500	500,000
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.39%), 1.58%, 04/20/32(a)(c)		8,405	8,421,833
AIMCO CLO
Series 2015-AA, Class BR, (3 mo. LIBOR US + 1.30%), 1.48%, 01/15/28(a)(c)		950	949,987
Series 2017-AA, Class AR, (3 mo. LIBOR US + 1.05%), 1.24%, 04/20/34(a)(c)		250	249,901
Series 2017-AA, Class CR, (3 mo. LIBOR US + 2.10%), 2.29%, 04/20/34(a)(c)		500	501,762
Series 2017-AA, Class DR, (3 mo. LIBOR US + 3.15%), 3.34%, 04/20/34(a)(c)		250	251,125
Series 2018-BA, Class AR, (3 mo. LIBOR US + 1.10%), 1.27%, 01/15/32(a)(c)		5,770	5,766,615
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)(d)		167	131,332
Series 2018-A, Class B, 0.00%, 04/25/58(a)		142	123,021
Series 2018-B, Class B, 0.00%, 02/26/57(a)		627	283,768
Series 2018-D, Class A, 3.75%, 08/25/58(a)(c)(d)		9,331	9,399,860
Series 2018-D, Class B, 0.00%, 08/25/58(a)(c)(d)		2,840	1,831,101
Security		Par (000)	Value
Asset-Backed Securities (continued)
Ajax Mortgage Loan Trust
Series 2018-E, Class A, 4.38%, 06/25/58(a)(c)	USD	4,096	$ 4,125,745
Series 2018-E, Class B, 5.25%, 06/25/58(a)(c)(d)		840	847,056
Series 2018-E, Class C, 0.00%, 06/25/58(a)(c)		2,103	1,880,116
Series 2018-F, Class C, 0.00%, 11/25/58(a)(d)		525	314,992
Series 2018-G, Class A, 4.38%, 06/25/57(a)(c)(d)		9,725	9,715,219
Series 2018-G, Class B, 5.25%, 06/25/57(a)(c)(d)		2,042	1,541,710
Series 2018-G, Class C, 0.00%, 06/25/57(a)(d)		5,261	5,173,482
Series 2019-A, Class A, 3.75%, 08/25/57(a)(c)		9,302	9,433,476
Series 2019-A, Class B, 5.25%, 08/25/57(a)(c)		1,720	1,703,832
Series 2019-A, Class C, 0.00%, 08/25/57(a)(d)		4,304	3,565,247
Series 2019-B, Class A, 3.75%, 01/25/59(a)(c)		15,923	16,144,833
Series 2019-B, Class B, 5.25%, 01/25/59(a)(c)(d)		2,845	2,147,975
Series 2019-B, Class C, 0.00%, 01/25/59(a)(d)		7,266	6,236,550
Series 2019-C, Class A, 3.95%, 10/25/58(a)(c)		5,584	5,588,505
Series 2019-E, Class A, 3.00%, 09/25/59(a)(b)		17,275	17,350,651
Series 2019-E, Class B, 4.88%, 09/25/59(a)(b)		2,600	2,557,607
Series 2019-E, Class C, 0.00%, 09/25/59(a)		5,676	4,423,251
Series 2019-G, Class A, 3.00%, 09/25/59(a)(b)		13,848	13,934,402
Series 2019-G, Class B, 4.25%, 09/25/59(a)(b)		2,120	2,060,738
Series 2019-G, Class C, 0.00%, 09/25/59(a)		5,407	4,718,445
Series 2019-H, Class A, 3.00%, 11/25/59(a)(b)		9,771	9,830,755
Series 2019-H, Class B, 4.25%, 11/25/59(a)(b)		1,970	1,914,931
Series 2019-H, Class C, 0.00%, 11/25/59(a)		4,847	4,482,317
Series 2020-A, Class A, 2.38%, 12/25/59(a)(b)		24,784	24,787,264
Series 2020-A, Class B, 3.50%, 12/25/59(a)(b)		3,853	3,843,391
Series 2020-A, Class C, 0.00%, 12/25/59(a)(d)		9,274	5,814,521
Series 2020-D, Class A, 2.25%, 06/25/60(a)(b)		26,792	26,966,211
Series 2020-D, Class B, 5.00%, 06/25/60(a)(b)		4,238	4,244,588
Series 2020-D, Class C, 0.00%, 06/25/60(a)		10,882	9,593,265
Series 2021-D, Class A, 2.00%, 03/25/60(a)(b)(d)		41,345	41,427,690
Series 2021-D, Class B, 4.00%, 03/25/60(a)(c)(d)		5,836	5,768,204
Series 2021-D, Class C, 0.00%, 03/25/60(a)(c)(d)		8,754	6,784,195

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.08%), 1.27%, 10/21/28(a)(c)	USD	3,723	$ 3,663,890
Allegro CLO XI Ltd., Series 2019-2A, Class A2A, (3 mo. LIBOR US + 1.85%), 2.04%, 01/19/33(a)(c)		500	501,519
ALM 2020 Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 2.03%, 10/15/29(a)(c)		7,780	7,783,235
ALM VII R-2 Ltd., Series 2013-7R2A, Class CR2, (3 mo. LIBOR US + 3.00%), 3.18%, 10/15/27(a)(c)		500	500,019
ALM XIX Ltd.
Series 2016-19A, Class A1RA, (3 mo. LIBOR US + 1.00%), 1.18%, 04/16/29(a)(c)(d)		750	750,375
Series 2016-19A, Class A1RB, (3 mo. LIBOR US + 1.35%), 1.53%, 04/16/29(a)(c)(d)		500	500,000
Series 2016-19A, Class A2RA, (3 mo. LIBOR US + 1.45%), 1.63%, 04/16/29(a)(c)(d)		3,370	3,370,674
ALM XVIII Ltd., Series 2016-18A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.83%, 01/15/28(a)(c)		1,250	1,250,703
ALME Loan Funding V BV, Series 5A, Class ER, (3 mo. EURIBOR + 5.41%), 5.41%, 07/15/31(a)(c)	EUR	1,500	1,756,195
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3 mo. LIBOR US + 1.25%), 1.43%, 11/02/30(a)(c)	USD	750	750,287
AMMC CLO 22 Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.45%), 1.63%, 04/25/31(a)(c)		500	500,970
AMMC CLO XIII Ltd., Series 2013-13A, Class A1R2, (3 mo. LIBOR US + 1.05%), 1.23%, 07/24/29(a)(c)		2,890	2,890,309
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 04/17/37(a)		1,280	1,303,003
Series 2020-SFR2, Class D, 3.28%, 07/17/37(a)		2,437	2,512,902
Series 2020-SFR3, Class E1, 2.56%, 09/17/37(a)		2,490	2,496,412
Series 2020-SFR4, Class E2, 2.46%, 11/17/37(a)		2,500	2,488,509
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		2,760	2,736,271
Anchorage Capital CLO 17 Ltd., Series 2021-17A, Class A1, (3 mo. LIBOR US + 1.17%), 1.32%, 07/15/34(a)(c)		11,115	11,115,000
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.23%, 01/28/31(a)(c)		2,120	2,117,681
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.50%), 1.68%, 01/28/31(a)(c)		3,600	3,596,645
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 2.03%, 01/28/31(a)(c)		500	497,507
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 1.23%, 01/28/31(a)(c)		5,330	5,332,910
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.85%), 2.03%, 01/28/31(a)(c)		5,550	5,508,716
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.45%), 1.63%, 01/15/30(a)(c)	USD	9,200	$ 9,144,706
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.85%), 2.03%, 01/15/30(a)(c)		3,540	3,518,781
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class ARR, (3 mo. LIBOR US + 1.05%), 1.23%, 07/15/30(a)(c)		5,470	5,461,486
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3 mo. LIBOR US + 1.09%), 1.27%, 01/28/31(a)(c)		4,936	4,928,182
Series 2015-7A, Class BR2, (3 mo. LIBOR US + 1.75%), 1.93%, 01/28/31(a)(c)		7,620	7,619,961
Series 2015-7A, Class CR2, (3 mo. LIBOR US + 2.20%), 2.38%, 01/28/31(a)(c)		4,250	4,239,130
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.68%, 01/28/31(a)(c)		1,140	1,141,027
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR, (3 mo. LIBOR US + 1.00%), 1.18%, 07/28/28(a)(c)		1,967	1,964,853
Series 2016-8A, Class BR, (3 mo. LIBOR US + 1.60%), 1.78%, 07/28/28(a)(c)		3,050	3,047,554
Anchorage Capital CLO Ltd.
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.44%, 10/13/30(a)(c)		2,755	2,755,068
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.84%, 10/13/30(a)(c)		750	748,156
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 2.34%, 10/13/30(a)(c)		1,410	1,406,453
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/34(a)(c)	EUR	2,421	2,864,324
Series 2A, Class CR, (3 mo. EURIBOR + 2.40%), 2.40%, 04/15/34(a)(c)		1,298	1,548,424
Series 2A, Class DR, (3 mo. EURIBOR + 3.55%), 3.55%, 04/15/34(a)(c)		2,130	2,541,636
Series 2A, Class ER, (3 mo. EURIBOR + 6.45%), 6.45%, 04/15/34(a)(c)		460	541,021
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3 mo. EURIBOR + 3.20%), 3.20%, 04/25/34(a)(c)		1,042	1,243,608
Antares CLO Ltd., Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.53%), 0.00%, 07/25/33(a)(c)	USD	10,760	10,760,000
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.26%, 04/15/31(a)(c)		3,652	3,652,186
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 1.20%, 04/20/31(a)(c)		1,080	1,080,079
Apidos CLO XVIII, Series 2018-18A, Class A1, (3 mo. LIBOR US + 1.14%), 1.32%, 10/22/30(a)(c)		880	880,182
Apidos CLO XX, Series 2015-20A, Class A2RR, (3 mo. LIBOR US + 1.55%), 1.73%, 07/16/31(a)(c)		250	250,000
Apidos CLO XXI, Series 2015-21A, Class A1R, (3 mo. LIBOR US + 0.93%), 1.12%, 07/18/27(a)(c)		668	667,896
Apidos CLO XXII
Series 2015-22A, Class A2R, (3 mo. LIBOR US + 1.50%), 1.69%, 04/20/31(a)(c)		500	498,725

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CLO XXII
Series 2015-22A, Class CR, (3 mo. LIBOR US + 2.95%), 3.14%, 04/20/31(a)(c)	USD	850	$ 850,042
Apidos CLO XXXI, Series 2019-31A, Class BR, (3 mo. LIBOR US + 1.55%), 0.00%, 04/15/31(a)(c)		500	499,996
Apres Static CLO Ltd., Series 2019-1A, Class A2R, (3 mo. LIBOR US + 1.70%), 1.88%, 10/15/28(a)(c)		250	249,186
Aqueduct European CLO DAC
Series 2019-4A, Class B1, (3 mo. EURIBOR + 1.80%), 1.80%, 07/15/32(a)(c)	EUR	750	890,083
Series 2019-4X, Class B1, (3 mo. EURIBOR + 1.80%), 1.80%, 07/15/32(c)		1,560	1,851,373
Arbour CLO VIII DAC, Series 8A, Class C, (3 mo. EURIBOR + 2.90%), 2.90%, 07/15/33(a)(c)(d)		550	657,484
Ares European CLO XII BV, Series 12X, Class B1, (3 mo. EURIBOR + 1.75%), 1.75%, 04/20/32(c)		1,370	1,627,160
Ares LII CLO Ltd., Series 2019-52A, Class A2, (3 mo. LIBOR US + 1.65%), 1.83%, 04/22/31(a)(c)	USD	250	250,101
Ares LIX CLO Ltd.
Series 2021-59A, Class A, (3 mo. LIBOR US + 1.03%), 1.22%, 04/25/34(a)(c)		500	499,396
Series 2021-59A, Class E, (3 mo. LIBOR US + 6.25%), 6.44%, 04/25/34(a)(c)		250	249,556
Ares LVI CLO Ltd., Series 2020-56A, Class E, (3 mo. LIBOR US + 7.58%), 7.76%, 10/25/31(a)(c)		1,720	1,725,908
Ares LVIII CLO Ltd., Series 2020-58A, Class E, (3 mo. LIBOR US + 7.03%), 7.27%, 01/15/33(a)(c)		500	501,211
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 1.35%, 10/15/30(a)(c)		1,150	1,150,108
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.24%), 0.33%, 05/25/35(c)		3,440	3,167,793
ARM Master Trust, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		1,570	1,569,965
Armada Euro CLO III DAC
Series 3A, Class CR, (3 mo. EURIBOR + 2.35%), 2.35%, 07/15/31(a)(c)(d)	EUR	2,880	3,418,375
Series 3A, Class DR, (3 mo. EURIBOR + 3.30%), 3.30%, 07/15/31(a)(c)(d)		1,563	1,854,069
ASSURANT CLO I Ltd.
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 1.89%, 10/20/29(a)(c)	USD	1,400	1,397,238
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.10%), 2.29%, 10/20/29(a)(c)		1,420	1,417,752
ASSURANT CLO Ltd., Series 2018-2A, Class A, (3 mo. LIBOR US + 1.04%), 1.23%, 04/20/31(a)(c)		750	749,630
Atrium IX, Series 9A, Class AR2, (3 mo. LIBOR US + 0.99%), 1.13%, 05/28/30(a)(c)(d)		4,010	4,014,940
Atrium XII
Series 12A, Class AR, (3 mo. LIBOR US + 0.83%), 1.01%, 04/22/27(a)(c)		1,467	1,465,685
Series 12A, Class CR, (3 mo. LIBOR US + 1.65%), 1.83%, 04/22/27(a)(c)		2,381	2,372,323
Security		Par (000)	Value
Asset-Backed Securities (continued)
Atrium XIII
Series 13A, Class A1, (3 mo. LIBOR US + 1.18%), 1.35%, 11/21/30(a)(c)	USD	500	$ 500,050
Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 1.67%, 11/21/30(a)(c)		1,000	991,095
Avery Point V CLO Ltd.
Series 2014-5A, Class AR, (3 mo. LIBOR US + 0.98%), 1.17%, 07/17/26(a)(c)		259	259,453
Series 2014-5A, Class BR, (3 mo. LIBOR US + 1.50%), 1.69%, 07/17/26(a)(c)		2,250	2,249,992
Avery Point VI CLO Ltd.
Series 2015-6A, Class AR2, (3 mo. LIBOR US + 0.90%), 1.08%, 08/05/27(a)(c)		4,578	4,578,057
Series 2015-6A, Class BR2, (3 mo. LIBOR US + 1.35%), 1.53%, 08/05/27(a)(c)		3,900	3,896,025
Avery Point VII CLO Ltd., Series 2015-7A, Class AR2, (3 mo. LIBOR US + 0.96%), 1.14%, 01/15/28(a)(c)		7,342	7,332,237
Avoca CLO XV DAC, Series 15X, Class B2R, (3 mo. EURIBOR + 1.05%), 1.05%, 04/15/31(c)	EUR	400	470,199
Avoca CLO XVII DAC, Series 17A, Class B1R, (3 mo. EURIBOR + 1.70%), 1.70%, 10/15/32(a)(c)		1,390	1,652,047
Avoca CLO XVIII DAC, Series 18X, Class C, (3 mo. EURIBOR + 1.75%), 1.75%, 04/15/31(c)		400	474,146
Avoca CLO XX DAC, Series 20X, Class E, (3 mo. EURIBOR + 5.75%), 5.75%, 07/15/32(c)		1,040	1,212,400
Avoca CLO XXII DAC
Series 22A, Class D, (3 mo. EURIBOR + 2.90%), 2.90%, 04/15/35(a)(c)(d)		500	588,074
Series 22X, Class B1, (3 mo. EURIBOR + 1.30%), 1.30%, 04/15/35(c)		850	1,000,113
Avoca CLO XXIII DAC, Series 23A, Class D, (3 mo. EURIBOR + 3.05%), 3.05%, 04/15/34(a)(c)(d)		500	592,875
Avoca CLO XXIV DAC, Series 24A, Class AR, (3 mo. EURIBOR + 0.90%), 0.90%, 07/15/34(a)(c)		7,160	8,489,970
Babson CLO Ltd.
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.19%), 1.38%, 10/20/30(a)(c)	USD	2,590	2,590,612
Series 2015-IA, Class BR, (3 mo. LIBOR US + 1.40%), 1.59%, 01/20/31(a)(c)		610	604,063
Bain Capital Credit CLO Ltd.
Series 2016-2A, Class ARR, (3 mo. LIBOR US + 0.97%), 1.15%, 01/15/29(a)(c)		1,329	1,328,531
Series 2016-2A, Class BRR, (3 mo. LIBOR US + 1.55%), 1.73%, 01/15/29(a)(c)		1,000	1,000,648
Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.50%), 0.00%, 07/20/30(a)(c)(d)		850	849,995
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.08%), 1.27%, 07/19/31(a)(c)		1,420	1,421,361
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.60%), 1.79%, 07/19/31(a)(c)		500	500,485
Series 2019-3A, Class C, (3 mo. LIBOR US + 2.85%), 3.04%, 10/21/32(a)(c)		500	501,328
Bain Capital Euro CLO DAC
Series 2019-1X, Class C, (3 mo. EURIBOR + 2.40%), 2.40%, 04/15/32(c)	EUR	1,160	1,383,209

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bain Capital Euro CLO DAC
Series 2019-1X, Class E, (3 mo. EURIBOR + 6.81%), 6.81%, 04/15/32(c)	EUR	500	$ 586,939
Ballyrock CLO Ltd.
Series 2016-1A, Class DR2, (3 mo. LIBOR US + 3.15%), 3.33%, 10/15/28(a)(c)	USD	500	499,995
Series 2020-1A, Class C, (3 mo. LIBOR US + 4.50%), 4.69%, 07/20/30(a)(c)		400	400,472
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(c)		1,680	814,142
Series 1998-2, Class B1, 7.43%, 12/10/25(c)		2,790	1,121,077
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		410	433,666
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.95%), 1.14%, 07/20/29(a)(c)		1,085	1,084,632
Battalion CLO 18 Ltd.
Series 2020-18A, Class B, (3 mo. LIBOR US + 2.30%), 2.48%, 10/15/32(a)(c)		1,827	1,832,426
Series 2020-18A, Class D1, (3 mo. LIBOR US + 4.00%), 4.18%, 10/15/32(a)(c)		1,617	1,619,701
Battalion CLO VII Ltd.
Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.04%), 1.23%, 07/17/28(a)(c)		1,868	1,868,939
Series 2014-7A, Class CRR, (3 mo. LIBOR US + 2.93%), 3.12%, 07/17/28(a)(c)		4,250	4,249,957
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3 mo. LIBOR US + 1.07%), 1.26%, 07/18/30(a)(c)		6,500	6,500,005
Series 2015-8A, Class A2R2, (3 mo. LIBOR US + 1.55%), 1.74%, 07/18/30(a)(c)		3,250	3,220,735
Series 2015-8A, Class BR2, (3 mo. LIBOR US + 2.00%), 2.19%, 07/18/30(a)(c)		2,901	2,899,510
Battalion CLO X Ltd.
Series 2016-10A, Class A1R2, (3 mo. LIBOR US + 1.17%), 1.35%, 01/25/35(a)(c)		25,430	25,415,075
Series 2016-10A, Class A2R2, (3 mo. LIBOR US + 1.55%), 1.73%, 01/25/35(a)(c)		2,890	2,868,887
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3 mo. LIBOR US + 1.72%), 1.90%, 04/24/34(a)(c)		1,000	997,894
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3 mo. LIBOR US + 1.18%), 1.32%, 07/15/34(a)(c)		4,520	4,520,000
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1 mo. LIBOR US + 1.00%), 1.10%, 05/28/39(a)(c)(d)		9,308	7,987,963
Series 2004-B, Class A2, (1 mo. LIBOR US + 1.30%), 1.40%, 05/28/39(a)(c)		443	377,445
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.00%), 1.10%, 02/28/40(a)(c)		2,025	1,932,750
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.00%), 1.10%, 12/28/40(a)(c)		696	639,614
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(c)		1,674	396,747
Series 2000-A, Class A3, 7.83%, 06/15/30(c)		1,554	380,628
Series 2000-A, Class A4, 8.29%, 06/15/30(c)		1,121	290,701
BDS Ltd., Series 2019-FL3, Class A, (1 mo. LIBOR US + 1.40%), 1.48%, 12/15/35(a)(c)		2,889	2,889,581
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1 mo. LIBOR US + 1.73%), 1.82%, 08/25/34(c)	USD	138	$ 137,938
Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 1.02%), 1.11%, 12/25/35(c)		1,689	2,350,818
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.17%), 0.26%, 09/25/36(c)		1,964	1,925,798
Series 2007-FS1, Class 1A3, (1 mo. LIBOR US + 0.17%), 0.26%, 05/25/35(c)		403	395,948
Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.16%), 0.25%, 01/25/37(c)		457	448,792
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.32%), 0.41%, 03/25/37(c)		1,153	1,058,488
Series 2007-HE2, Class 22A, (1 mo. LIBOR US + 0.14%), 0.23%, 03/25/37(c)		632	604,525
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.14%), 0.23%, 03/25/37(c)		1,226	1,161,899
Series 2007-HE3, Class 1A3, (1 mo. LIBOR US + 0.25%), 0.34%, 04/25/37(c)		872	1,019,377
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.35%), 0.44%, 04/25/37(c)		6,111	5,929,256
Beechwood Park CLO Ltd., Series 2019-1A, Class B2A, (3 mo. LIBOR US + 1.75%), 1.94%, 01/17/33(a)(c)		1,500	1,495,228
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R2, (3 mo. LIBOR US + 1.45%), 1.63%, 07/15/29(a)(c)		3,160	3,156,646
Benefit Street Partners CLO III Ltd.
Series 2013-IIIA, Class A1R2, (3 mo. LIBOR US + 1.00%), 1.19%, 07/20/29(a)(c)		750	749,742
Series 2013-IIIA, Class A2R2, (3 mo. LIBOR US + 1.65%), 1.84%, 07/20/29(a)(c)		1,810	1,806,812
Benefit Street Partners CLO Ltd., Series 2021-23A, Class E, (3 mo. LIBOR US + 6.81%), 7.02%, 04/25/34(a)(c)		750	746,256
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.09%), 1.28%, 04/20/31(a)(c)		4,360	4,355,868
Benefit Street Partners CLO VI Ltd.
Series 2015-VIA, Class A1R, (3 mo. LIBOR US + 1.24%), 1.43%, 10/18/29(a)(c)		12,030	12,032,210
Series 2015-VIA, Class A2R, (3 mo. LIBOR US + 1.72%), 1.91%, 10/18/29(a)(c)		3,320	3,326,339
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.29%, 01/20/31(a)(c)		1,650	1,649,966
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class B, (3 mo. LIBOR US + 2.00%), 2.18%, 01/15/33(a)(c)		250	250,473
Benefit Street Partners CLO XX Ltd.
Series 2020-20A, Class D, (3 mo. LIBOR US + 4.25%), 4.43%, 07/15/31(a)(c)		3,010	3,012,402
Series 2020-20A, Class E, (3 mo. LIBOR US + 7.48%), 7.66%, 07/15/31(a)(c)		250	250,082
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class E, (3 mo. LIBOR US + 8.04%), 8.22%, 07/15/31(a)(c)		250	250,562
BHG Securitization Trust
Series 2021-A, Class B, 2.79%, 11/17/33(a)		260	261,527
Series 2021-A, Class C, 3.69%, 11/17/33(a)		100	101,079

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Birch Grove CLO Ltd.
Series 19A, Class BR, (3 mo. LIBOR US + 1.75%), 1.90%, 06/15/31(a)(c)	USD	250	$ 250,000
Series 19A, Class CR, (3 mo. LIBOR US + 2.20%), 0.00%, 06/15/31(a)(c)		1,250	1,250,000
Series 19A, Class DR, (3 mo. LIBOR US + 3.35%), 0.00%, 06/15/31(a)(c)		2,195	2,195,000
BlueMountain CLO Ltd.
Series 2012-2A, Class AR2, (3 mo. LIBOR US + 1.05%), 1.21%, 11/20/28(a)(c)		1,206	1,205,077
Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.23%), 1.42%, 01/20/29(a)(c)		2,800	2,801,278
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 1.36%, 10/22/30(a)(c)		6,882	6,883,023
Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 1.78%, 10/22/30(a)(c)		500	500,231
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.00%), 1.19%, 04/20/31(a)(c)		2,550	2,548,669
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.50%), 1.68%, 07/15/31(a)(c)		3,970	3,970,729
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class B, (3 mo. LIBOR US + 2.25%), 2.43%, 07/25/31(a)(c)		750	751,389
BlueMountain CLO XXV Ltd., Series 2019-25A, Class E, (3 mo. LIBOR US + 6.70%), 6.88%, 07/15/32(a)(c)		1,000	1,002,519
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3 mo. LIBOR US + 1.26%), 1.42%, 04/15/34(a)(c)		570	571,161
BlueMountain EUR CLO DAC, Series 2021-1A, Class D, (3 mo. EURIBOR + 3.20%), 3.20%, 04/15/34(a)(c)(d)	EUR	1,500	1,779,906
BlueMountain Fuji Eur CLO IV DAC, Series 4X, Class A2, (3 mo. EURIBOR + 1.35%), 1.35%, 03/30/32(c)		670	793,640
BlueMountain Fuji Eur CLO V DAC, Series 5X, Class C, (3 mo. EURIBOR + 2.45%), 2.45%, 01/15/33(c)		1,560	1,857,041
BlueMountain Fuji U.S. CLO III Ltd., Series 2017-3A, Class A2, (3 mo. LIBOR US + 1.15%), 1.33%, 01/15/30(a)(c)	USD	750	747,451
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%, 07/15/24(a)		5,290	5,323,721
Brookside Mill CLO Ltd.
Series 2013-1A, Class BR, (3 mo. LIBOR US + 1.35%), 1.54%, 01/17/28(a)(c)		500	500,401
Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.84%, 01/17/28(a)(c)		1,073	1,069,544
Buttermilk Park CLO Ltd.
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.10%), 1.28%, 10/15/31(a)(c)		250	250,095
Series 2018-1A, Class D, (3 mo. LIBOR US + 3.10%), 3.28%, 10/15/31(a)(c)		625	623,468
Cairn CLO XII DAC
Series 2020-12A, Class B, (3 mo. EURIBOR + 2.30%), 2.30%, 04/15/33(a)(c)(d)	EUR	500	595,328
Series 2020-12A, Class C, (3 mo. EURIBOR + 3.00%), 3.00%, 04/15/33(a)(c)(d)		1,175	1,399,909
Canyon Capital CLO Ltd.
Series 2019-1A, Class A1R, (3 mo. LIBOR US + 1.10%), 0.00%, 04/15/32(a)(c)	USD	2,680	2,680,000
Security		Par (000)	Value
Asset-Backed Securities (continued)
Canyon Capital CLO Ltd.
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.35%), 3.51%, 04/15/34(a)(c)	USD	1,000	$ 1,001,755
Canyon CLO Ltd., Series 2020-3A, Class B, (3 mo. LIBOR US + 1.70%), 1.93%, 01/15/34(a)(c)		1,610	1,609,989
Capital Four CLO I DAC, Series 1X, Class E, (3 mo. EURIBOR + 6.47%), 6.47%, 01/15/33(c)	EUR	525	616,494
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3 mo. LIBOR US + 1.03%), 1.24%, 04/30/31(a)(c)	USD	7,620	7,610,467
Carlyle Global Market Strategies CLO Ltd.
Series 2013-2A, Class AR, (3 mo. LIBOR US + 0.89%), 1.08%, 01/18/29(a)(c)		1,268	1,267,032
Series 2013-3A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.28%, 10/15/30(a)(c)		248	248,120
Series 2013-4A, Class A1RR, (3 mo. LIBOR US + 1.00%), 1.18%, 01/15/31(a)(c)		1,853	1,847,218
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.97%), 1.16%, 04/17/31(a)(c)		3,160	3,152,191
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.78%, 07/28/28(a)(c)		2,470	2,469,990
Series 2016-1A, Class A1R2, (3 mo. LIBOR US + 1.14%), 1.30%, 04/20/34(a)(c)		250	250,002
Carlyle U.S. CLO Ltd.
Series 2016-4A, Class A2R, (3 mo. LIBOR US + 1.45%), 1.64%, 10/20/27(a)(c)		750	748,620
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.18%), 1.36%, 01/15/30(a)(c)		4,620	4,623,364
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.50%), 1.69%, 04/20/31(a)(c)		250	249,365
Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.28%), 1.46%, 07/15/32(a)(c)		4,000	4,000,290
Series 2020-1A, Class C1, (3 mo. LIBOR US + 4.00%), 4.19%, 07/20/31(a)(c)		750	750,516
Series 21-6A, Class A1, 0.00%, 07/15/34		3,590	3,590,000
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1 mo. LIBOR US + 0.42%), 0.51%, 01/25/36(c)		610	561,811
Series 2006-NC3, Class A3, (1 mo. LIBOR US + 0.15%), 0.24%, 08/25/36(c)		3,018	2,920,002
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.16%), 0.25%, 10/25/36(c)		627	603,213
CarVal CLO II Ltd.
Series 2019-1A, Class CR, (3 mo. LIBOR US + 2.00%), 2.19%, 04/20/32(a)(c)		700	696,795
Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.39%, 04/20/32(a)(c)(d)		5,500	5,521,450
CarVal CLO III Ltd., Series 2019-2A, Class D, (3 mo. LIBOR US + 3.70%), 3.89%, 07/20/32(a)(c)		3,500	3,501,515
CarVal CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 3.07%, 07/16/31(a)(c)		750	749,993
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(c)		10,574	11,061,438
CBAM Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 1.44%, 07/20/30(a)(c)		6,050	6,050,358
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.40%), 2.59%, 07/20/30(a)(c)		750	750,095

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CBAM Ltd.
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.23%), 1.42%, 10/17/29(a)(c)	USD	3,780	$ 3,780,150
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.70%), 1.89%, 10/17/29(a)(c)		1,000	997,687
Series 2018-7A, Class A, (3 mo. LIBOR US + 1.10%), 1.29%, 07/20/31(a)(c)		250	249,738
Series 2018-7A, Class B1, (3 mo. LIBOR US + 1.60%), 1.79%, 07/20/31(a)(c)		250	247,845
Series 2019-9A, Class B2, (3 mo. LIBOR US + 1.90%), 2.08%, 02/12/30(a)(c)		500	500,035
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.16%), 0.25%, 10/25/36(c)		522	439,933
CDO Repack SPC Ltd., Series 2006-CLF1, Class D1, 0.00%, 05/20/30(a)		219	221,690
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3 mo. LIBOR US + 1.08%), 1.26%, 04/20/34(a)(c)		3,255	3,239,337
Series 2013-1A, Class BRR, (3 mo. LIBOR US + 1.35%), 1.53%, 04/20/34(a)(c)		3,110	3,074,054
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 1.17%, 04/20/31(a)(c)		940	938,552
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.29%, 07/17/31(a)(c)		2,130	2,132,078
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3 mo. LIBOR US + 1.05%), 1.24%, 04/20/34(a)(c)		18,290	18,256,859
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, (3 mo. LIBOR US + 1.13%), 1.32%, 01/20/31(a)(c)		250	248,421
Cedar Funding VIII CLO Ltd.
Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.25%), 1.44%, 10/17/30(a)(c)		16,520	16,528,159
Series 2017-8A, Class B, (3 mo. LIBOR US + 1.70%), 1.89%, 10/17/30(a)(c)		2,627	2,627,658
Series 2017-8A, Class C, (3 mo. LIBOR US + 2.25%), 2.44%, 10/17/30(a)(c)		750	749,996
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R, (3 mo. LIBOR US + 1.35%), 1.49%, 05/29/32(a)(c)		1,220	1,219,717
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/33(c)	EUR	900	1,065,287
CIFC Funding Ltd.
Series 2012-2RA, Class A2, (3 mo. LIBOR US + 1.25%), 1.44%, 01/20/28(a)(c)	USD	750	742,821
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 1.93%, 07/16/30(a)(c)		750	750,050
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.60%), 1.78%, 04/27/31(a)(c)		500	499,502
Series 2014-2RA, Class A1, (3 mo. LIBOR US + 1.05%), 1.23%, 04/24/30(a)(c)		250	250,382
Series 2014-2RA, Class B1, (3 mo. LIBOR US + 2.80%), 2.98%, 04/24/30(a)(c)		650	647,943
Series 2014-3A, Class BR2, (3 mo. LIBOR US + 1.80%), 1.98%, 10/22/31(a)(c)		700	699,970
Series 2014-4RA, Class A1A, (3 mo. LIBOR US + 1.13%), 1.32%, 10/17/30(a)(c)		26,820	26,814,604
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2014-4RA, Class A2, (3 mo. LIBOR US + 1.65%), 1.84%, 10/17/30(a)(c)	USD	250	$ 249,999
Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.45%), 1.63%, 01/22/31(a)(c)		250	248,779
Series 2015-2A, Class AR2, (3 mo. LIBOR US + 1.01%), 1.19%, 04/15/30(a)(c)(d)		1,270	1,270,254
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.00%), 2.18%, 04/15/30(a)(c)		2,904	2,895,271
Series 2015-3A, Class BR, (3 mo. LIBOR US + 1.15%), 1.34%, 04/19/29(a)(c)		1,420	1,399,664
Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.01%), 1.20%, 04/23/29(a)(c)		5,840	5,838,845
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 1.89%, 04/23/29(a)(c)		2,910	2,910,110
Series 2017-5A, Class A1, (3 mo. LIBOR US + 1.18%), 1.37%, 11/16/30(a)(c)		350	350,010
Series 2017-5A, Class C, (3 mo. LIBOR US + 2.85%), 3.04%, 11/16/30(a)(c)		300	297,781
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 1.19%, 04/18/31(a)(c)		6,644	6,647,416
Series 2019-4A, Class A2, (3 mo. LIBOR US + 1.80%), 1.98%, 07/15/32(a)(c)		400	400,039
Series 2019-5A, Class C, (3 mo. LIBOR US + 3.80%), 3.98%, 10/15/32(a)(c)		250	250,712
Series 2020-1A, Class B, (3 mo. LIBOR US + 2.30%), 2.48%, 07/15/32(a)(c)		3,260	3,261,398
Series 2020-1A, Class D, (3 mo. LIBOR US + 4.00%), 4.18%, 07/15/32(a)(c)		1,120	1,121,000
Series 2021-4A, Class A, (3 mo. LIBOR US + 1.05%), 1.14%, 07/15/33(a)(c)		6,450	6,450,000
Series 2021-4A, Class B, (3 mo. LIBOR US + 1.58%), 1.67%, 07/15/33(a)(c)		500	500,000
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.20%), 0.29%, 05/25/37(c)		5,739	4,585,903
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.27%), 0.36%, 05/25/37(c)		2,607	2,101,643
Series 2007-AHL3, Class A3B, (1 mo. LIBOR US + 0.17%), 0.26%, 07/25/45(c)		4,356	3,770,305
Clear Creek CLO
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.20%), 1.39%, 10/20/30(a)(c)		1,250	1,251,376
Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 3.14%, 10/20/30(a)(c)		620	614,876
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.55%, 12/05/22(a)(c)		3,644	3,666,806
College Avenue Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		1,120	1,119,370
Series 2021-B, Class C, 2.72%, 06/25/52(a)		480	479,929
Series 2021-B, Class D, 3.78%, 06/25/52(a)		120	119,945
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(c)		1,139	1,171,033
Series 1997-6, Class M1, 7.21%, 01/15/29(c)		208	212,203
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		343	335,413
Series 1998-8, Class A1, 6.28%, 09/01/30		406	423,060
Series 1998-8, Class M1, 6.98%, 09/01/30(c)		2,431	2,304,858
Series 1999-5, Class A5, 7.86%, 03/01/30(c)		903	519,199
Series 1999-5, Class A6, 7.50%, 03/01/30(c)		968	535,348
Series 2001-D, Class B1, (1 mo. LIBOR US + 2.50%), 2.57%, 11/15/32(c)		1,173	1,078,770

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(c)	USD	1,601	$ 498,011
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		1,372	414,425
Series 2000-5, Class A6, 7.96%, 05/01/31		2,175	895,506
Series 2000-5, Class A7, 8.20%, 05/01/31		3,968	1,681,431
Contego CLO VI DAC, Series 6A, Class CR, (3 mo. EURIBOR + 2.40%), 2.40%, 04/15/34(a)(c)(d)	EUR	905	1,073,104
Contego CLO VIII DAC
Series 8A, Class B1, (3 mo. EURIBOR + 2.10%), 2.10%, 01/25/32(a)(c)		2,400	2,855,461
Series 8A, Class C, (3 mo. EURIBOR + 2.80%), 2.80%, 01/25/32(a)(c)		500	594,084
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1 mo. LIBOR US + 0.90%), 0.99%, 10/25/34(c)	USD	445	441,555
Series 2005-16, Class 1AF, 4.59%, 04/25/36(c)		2,985	2,937,405
Series 2005-17, Class 1AF4, 6.05%, 05/25/36(b)		1,658	1,666,364
Series 2006-1, Class AF4, 4.56%, 07/25/36(c)		980	987,443
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.16%), 0.25%, 09/25/46(c)		131	129,334
Series 2006-12, Class 1A, (1 mo. LIBOR US + 0.26%), 0.35%, 12/25/36(c)		1,990	1,918,618
Series 2006-17, Class 2A2, (1 mo. LIBOR US + 0.15%), 0.24%, 03/25/47(c)		174	171,147
Series 2006-18, Class M1, (1 mo. LIBOR US + 0.30%), 0.39%, 03/25/37(c)		6,243	5,934,508
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.25%, 12/25/35(c)		236	235,267
Series 2006-8, Class 2A4, (1 mo. LIBOR US + 0.25%), 0.34%, 01/25/46(c)		8,384	8,084,009
Series 2006-S3, Class A4, 6.31%, 01/25/29(b)		119	164,316
Series 2006-SPS1, Class A, (1 mo. LIBOR US + 0.22%), 0.31%, 12/25/25(c)		36	65,440
Series 2007-12, Class 1A2, (1 mo. LIBOR US + 0.84%), 0.93%, 08/25/47(c)		4,957	4,926,789
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.27%), 0.34%, 03/15/34(c)		525	505,145
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(c)		1,526	1,577,767
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.11%, 12/25/36(b)		396	398,473
Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(b)		852	875,681
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(b)		2,909	260,185
Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.34%), 0.43%, 07/25/37(a)(c)		546	437,464
Crown Point CLO 10 Ltd., Series 2021-10A, Class A, (3 mo. LIBOR US + 1.17%), 0.00%, 07/20/34(a)(c)(d)		8,030	8,030,000
Security		Par (000)	Value
Asset-Backed Securities (continued)
Cumberland Park CLO Ltd.
Series 2015-2A, Class CR, (3 mo. LIBOR US + 1.80%), 1.99%, 07/20/28(a)(c)	USD	1,190	$ 1,190,234
Series 2015-2A, Class DR, (3 mo. LIBOR US + 2.70%), 2.89%, 07/20/28(a)(c)		500	500,677
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3 mo. EURIBOR + 1.30%), 1.30%, 02/22/34(c)	EUR	990	1,169,103
CVC Cordatus Loan Fund V DAC, Series 5X, Class B1R, (3 mo. EURIBOR + 1.50%), 1.50%, 07/21/30(c)		250	296,709
CVC Cordatus Loan Fund VI DAC, Series 6X, Class CR, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/32(c)		1,160	1,366,854
CVC Cordatus Loan Fund XVIII DAC, Series 18X, Class E, (3 mo. EURIBOR + 5.83%), 5.83%, 04/29/34(c)		760	901,400
CVC Cordatus Loan Fund XX DAC
Series 20A, Class DE, (3 mo. EURIBOR + 3.00%), 3.00%, 06/22/34(a)(c)(d)		850	1,007,887
Series 20A, Class E, (3 mo. EURIBOR + 5.61%), 5.61%, 06/22/34(a)(c)(d)		500	586,946
CWHEQ Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35	USD	206	248,673
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.30%), 0.37%, 12/15/33(a)(c)		551	503,679
Series 2006-RES, Class 5B1A, (1 mo. LIBOR US + 0.19%), 0.26%, 05/15/35(a)(c)		170	164,380
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.19%), 0.26%, 05/15/35(a)(c)		118	114,955
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1 mo. LIBOR US + 0.18%), 0.25%, 05/15/35(c)		298	292,072
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.18%), 0.25%, 05/15/36(c)		1,781	1,734,691
Series 2006-H, Class 1A, (1 mo. LIBOR US + 0.15%), 0.22%, 11/15/36(c)		1,149	1,004,721
Dartry Park CLO DAC, Series 1A, Class CRR, (3 mo. EURIBOR + 3.35%), 3.35%, 01/28/34(a)(c)	EUR	500	595,882
Deer Creek CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.18%), 1.37%, 10/20/30(a)(c)	USD	5,561	5,566,950
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.65%), 1.84%, 10/20/30(a)(c)		500	500,374
Dorchester Park CLO DAC, Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.45%), 1.64%, 04/20/28(a)(c)		3,064	3,034,595
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3 mo. LIBOR US + 1.04%), 1.23%, 04/20/34(a)(c)		5,540	5,520,782
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3 mo. LIBOR US + 1.70%), 1.88%, 10/15/30(a)(c)		350	349,985
Dryden 49 Senior Loan Fund, Series 2017-49A, Class BR, (3 mo. LIBOR US + 1.60%), 1.79%, 07/18/30(a)(c)		500	497,763
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3 mo. LIBOR US + 1.65%), 1.83%, 07/15/30(a)(c)		450	450,165

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 1.30%, 01/15/31(a)(c)	USD	18,720	$ 18,720,281
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3 mo. LIBOR US + 1.60%), 1.79%, 07/18/30(a)(c)		300	299,216
Dryden 76 CLO Ltd., Series 2019-76A, Class A1, (3 mo. LIBOR US + 1.33%), 1.52%, 10/20/32(a)(c)		750	750,599
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3 mo. LIBOR US + 1.12%), 1.25%, 05/20/34(a)(c)		3,580	3,580,263
Series 2020-77A, Class XR, (3 mo. LIBOR US + 1.00%), 1.13%, 05/20/34(a)(c)		500	500,150
Dryden 83 CLO Ltd., Series 2020-83A, Class E, (3 mo. LIBOR US + 5.55%), 5.79%, 01/18/32(a)(c)		350	339,646
Dryden Senior Loan Fund, Series 2021-87A, Class A1, (3 mo. LIBOR US + 1.10%), 0.00%, 05/20/34(a)(c)		2,330	2,330,000
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.90%), 1.08%, 10/15/27(a)(c)		8,109	8,099,545
Series 2012-25A, Class CRR, (3 mo. LIBOR US + 1.85%), 2.03%, 10/15/27(a)(c)		1,340	1,339,013
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3 mo. LIBOR US + 0.90%), 1.08%, 04/15/29(a)(c)		1,170	1,168,458
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.20%), 1.36%, 08/15/30(a)(c)		9,085	9,086,504
Eaton Vance CLO Ltd., Series 2018-1A, Class C, (3 mo. LIBOR US + 2.20%), 2.38%, 10/15/30(a)(c)		3,550	3,531,893
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 1.34%, 04/20/34(a)(c)		3,750	3,749,995
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.65%), 1.84%, 04/20/34(a)(c)		500	500,001
Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 6.99%, 04/20/34(a)(c)		500	501,699
Elmwood CLO III Ltd., Series 2019-3A, Class D, (3 mo. LIBOR US + 3.85%), 4.03%, 10/15/32(a)(c)		250	251,249
Elmwood CLO V Ltd.
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.20%), 2.38%, 07/24/31(a)(c)		2,880	2,881,479
Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.65%), 0.00%, 10/20/34(a)(c)		2,880	2,880,000
Series 2020-2A, Class C, (3 mo. LIBOR US + 2.75%), 2.93%, 07/24/31(a)(c)		2,880	2,882,023
Series 2020-2A, Class CR, (3 mo. LIBOR US + 2.00%), 0.00%, 10/20/34(a)(c)		2,514	2,514,000
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3 mo. EURIBOR + 2.35%), 2.35%, 04/24/34(a)(c)	EUR	1,200	1,416,534
Series 2013-3A, Class DRRR, (3 mo. EURIBOR + 3.25%), 3.25%, 04/24/34(a)(c)		1,585	1,877,911
Euro-Galaxy IV CLO BV, Series 2015-4A, Class ARR, (3 mo. EURIBOR + 0.90%), 0.00%, 07/30/34(a)(c)		9,860	11,691,495
Security		Par (000)	Value
Asset-Backed Securities (continued)
Euro-Galaxy VI CLO DAC, Series 2018-6X, Class A, (3 mo. EURIBOR + 0.71%), 0.71%, 04/11/31(c)	EUR	2,090	$ 2,478,412
Euro-Galaxy VII CLO DAC
Series 2019-7A, Class CR, (3 mo. EURIBOR + 2.40%), 2.40%, 07/25/35(a)(c)		1,140	1,351,032
Series 2019-7A, Class DR, (3 mo. EURIBOR + 3.50%), 3.50%, 07/25/35(a)(c)		850	1,012,595
FBR Securitization Trust, Series 2005-5, Class M2, (1 mo. LIBOR US + 0.71%), 0.80%, 11/25/35(c)	USD	6,465	6,352,779
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1 mo. LIBOR US + 1.05%), 1.14%, 10/25/34(c)		1,000	979,896
Series 2006-FF13, Class A1, (1 mo. LIBOR US + 0.24%), 0.33%, 10/25/36(c)		2,340	1,848,494
Series 2006-FF13, Class A2C, (1 mo. LIBOR US + 0.32%), 0.41%, 10/25/36(c)		1,485	1,200,311
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.14%), 0.23%, 12/25/36(c)		11,313	6,526,980
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.15%), 0.24%, 12/25/36(c)		14,201	13,315,812
Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.60%), 0.69%, 01/25/36(c)		2,719	2,418,059
FirstKey Homes Trust, Series 2020-SFR1, Class F1, 3.64%, 09/17/25(a)		2,690	2,747,440
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3 mo. LIBOR US + 0.95%), 1.14%, 04/17/31(a)(c)		1,230	1,223,770
Flatiron CLO 19 Ltd., Series 2019-1A, Class D, (3 mo. LIBOR US + 3.90%), 4.06%, 11/16/32(a)(c)		650	652,605
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.11%), 0.00%, 07/19/34(a)(c)(d)		13,960	13,960,000
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.28%), 0.37%, 02/25/37(c)		2,600	2,131,259
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3 mo. LIBOR US + 0.97%), 1.06%, 10/15/30(a)(c)		1,350	1,347,709
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (3 mo. LIBOR US + 1.10%), 1.28%, 07/15/31(a)(c)		1,220	1,220,163
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3 mo. LIBOR US + 1.20%), 1.32%, 04/16/34(a)(c)(d)		4,180	4,197,727
Galaxy XXIX CLO Ltd.
Series 2018-29A, Class B, (3 mo. LIBOR US + 1.40%), 1.56%, 11/15/26(a)(c)		250	249,686
Series 2018-29A, Class C, (3 mo. LIBOR US + 1.68%), 1.84%, 11/15/26(a)(c)		1,470	1,470,572
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3 mo. LIBOR US + 1.02%), 1.18%, 05/16/31(a)(c)		1,000	1,000,119
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.50%), 0.59%, 12/25/35(c)		110	109,643
Gilbert Park CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.19%), 1.37%, 10/15/30(a)(c)		250	250,031

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Gilbert Park CLO Ltd.
Series 2017-1A, Class C, (3 mo. LIBOR US + 1.95%), 2.13%, 10/15/30(a)(c)	USD	3,110	$ 3,110,172
Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.13%, 10/15/30(a)(c)		4,292	4,291,963
GoldenTree Loan Management U.S. CLO 1 Ltd., Series 2017-1A, Class A1R2, (3 mo. LIBOR US + 1.02%), 1.22%, 04/20/34(a)(c)		450	450,222
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, (3 mo. LIBOR US + 1.55%), 1.74%, 04/20/30(a)(c)		500	498,728
GoldenTree Loan Management U.S. CLO 5 Ltd., Series 2019-5A, Class A, (3 mo. LIBOR US + 1.30%), 1.49%, 10/20/32(a)(c)		1,750	1,753,998
GoldenTree Loan Management U.S. CLO 6 Ltd., Series 2019-6A, Class D, (3 mo. LIBOR US + 3.85%), 4.04%, 01/20/33(a)(c)		250	251,412
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.11%), 1.29%, 10/29/29(a)(c)		1,830	1,829,995
Series 2014-9A, Class BR2, (3 mo. LIBOR US + 1.60%), 1.78%, 10/29/29(a)(c)		1,000	1,000,081
GoldenTree Loan Opportunities X Ltd.
Series 2015-10A, Class AR, (3 mo. LIBOR US + 1.12%), 1.31%, 07/20/31(a)(c)		4,688	4,691,086
Series 2015-10A, Class DR, (3 mo. LIBOR US + 3.05%), 3.24%, 07/20/31(a)(c)		500	500,052
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.07%), 1.26%, 01/18/31(a)(c)		3,749	3,749,574
Golub Capital BDC 3 CLO 1 LLC, Series 2021-1A, Class C1, (3 mo. LIBOR US + 2.80%), 2.91%, 04/15/33(a)(c)		1,250	1,240,455
Gracie Point International Funding
Series 2021-1A, Class B, (1 mo. LIBOR US + 1.40%), 1.51%, 11/01/23(a)(c)(d)		710	710,000
Series 2021-1A, Class C, (1 mo. LIBOR US + 2.40%), 2.51%, 11/01/23(a)(c)(d)		940	940,000
Great Lakes CLO Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.56%), 0.00%, 07/15/31(a)(c)		4,300	4,300,000
Great Lakes CLO V Ltd., Series 2021-5A, Class A, (3 mo. LIBOR US + 1.70%), 1.90%, 04/15/33(a)(c)		2,540	2,546,332
Greenpoint Manufactured Housing
Series 1999-5, Class M1B, 8.29%, 12/15/29(c)		870	901,881
Series 1999-5, Class M2, 9.23%, 12/15/29(c)		878	766,626
Grippen Park CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.26%), 1.45%, 01/20/30(a)(c)		1,123	1,123,972
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.30%), 3.49%, 01/20/30(a)(c)		250	250,076
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.70%), 0.79%, 12/25/35(c)		836	368,077
Series 2006-4, Class 1A1, 2.97%, 03/25/36(c)		2,134	1,705,214
Series 2006-5, Class 2A1, (1 mo. LIBOR US + 0.14%), 0.23%, 03/25/36(c)		13	5,971
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		486	130,383
Security		Par (000)	Value
Asset-Backed Securities (continued)
GSAMP Trust
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.20%), 0.29%, 01/25/47(c)	USD	888	$ 573,549
Series 2007-HS1, Class M6, (1 mo. LIBOR US + 2.25%), 2.34%, 02/25/47(c)		1,300	1,401,858
Gulf Stream Meridian 1 Ltd.
Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 1.55%, 04/15/33(a)(c)		5,820	5,831,045
Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 6.63%, 04/15/33(a)(c)		1,000	993,167
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3 mo. LIBOR US + 1.20%), 1.31%, 07/15/34(a)(c)		11,560	11,518,359
Series 2021-4A, Class A2, (3 mo. LIBOR US + 1.85%), 1.96%, 07/15/34(a)(c)		1,750	1,742,210
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3 mo. LIBOR US + 1.80%), 1.90%, 07/15/34(a)(c)		470	470,000
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.08%), 1.26%, 07/25/27(a)(c)		2,671	2,671,232
Harvest CLO XXIII DAC, Series 23A, Class CE, (3 mo. EURIBOR + 2.05%), 2.05%, 10/20/32(a)(c)	EUR	1,430	1,690,634
Henley CLO IV DAC
Series 4A, Class C, (3 mo. EURIBOR + 2.10%), 2.10%, 04/25/34(a)(c)(d)		560	666,583
Series 4A, Class D, (3 mo. EURIBOR + 3.00%), 3.00%, 04/25/34(a)(c)(d)		750	890,211
Series 4X, Class B1, (3 mo. EURIBOR + 1.35%), 1.35%, 04/25/34(c)		540	637,828
Highbridge Loan Management Ltd.
Series 12A-18, Class A1B, (3 mo. LIBOR US + 1.25%), 1.44%, 07/18/31(a)(c)	USD	750	748,247
Series 3A-2014, Class A1R, (3 mo. LIBOR US + 1.18%), 1.37%, 07/18/29(a)(c)		3,070	3,070,106
Series 7A-2015, Class BR, (3 mo. LIBOR US + 1.18%), 1.34%, 03/15/27(a)(c)		500	495,095
Home Equity Asset Trust
Series 2006-3, Class M2, (1 mo. LIBOR US + 0.60%), 0.69%, 07/25/36(c)		2,440	2,306,680
Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.30%), 0.39%, 05/25/37(c)		2,395	2,139,718
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.03%), 2.12%, 07/25/34(c)		449	451,771
Series 2007-A, Class 2A2, (1 mo. LIBOR US + 0.19%), 0.28%, 04/25/37(c)		1,782	1,345,784
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(b)		2,058	384,344
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (1 mo. LIBOR US + 0.72%), 0.79%, 04/15/36(c)		865	827,036
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3 mo. LIBOR US + 1.14%), 1.27%, 04/20/34(a)(c)(d)		5,620	5,620,000
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.00%), 1.18%, 02/05/31(a)(c)		11,313	11,318,679
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.14%), 1.33%, 10/19/28(a)(c)		5,163	5,160,970

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Invesco Euro CLO II DAC, Series 2X, Class B1, (3 mo. EURIBOR + 1.80%), 1.80%, 08/15/32(c)	EUR	1,440	$ 1,710,430
Invesco Euro CLO V DAC, Series 5X, Class D, (3 mo. EURIBOR + 3.80%), 3.80%, 01/15/34(c)		350	418,504
Invitation Homes Trust, Series 2018-SFR3, Class A, (1 mo. LIBOR US + 1.00%), 1.08%, 07/17/37(a)(c)	USD	2,669	2,672,868
Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, 6.53%, 09/25/37(a)(b)		295	293,957
Jamestown CLO IX Ltd., Series 2016-9A, Class BR, (3 mo. LIBOR US + 2.65%), 2.84%, 10/20/28(a)(c)		1,830	1,831,601
Jamestown CLO XII Ltd., Series 2019-1A, Class A2, (3 mo. LIBOR US + 2.15%), 2.34%, 04/20/32(a)(c)		1,630	1,637,855
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (1 mo. LIBOR US + 0.41%), 0.50%, 05/25/36(c)		1,170	1,150,038
Kayne CLO 5 Ltd., Series 2019-5A, Class A, (3 mo. LIBOR US + 1.35%), 1.53%, 07/24/32(a)(c)		3,770	3,769,267
Kayne CLO 7 Ltd., Series 2020-7A, Class A1, (3 mo. LIBOR US + 1.20%), 1.39%, 04/17/33(a)(c)		250	250,990
Kayne CLO II Ltd., Series 2018-2A, Class AR, (3 mo. LIBOR US + 1.08%), 1.26%, 10/15/31(a)(c)(d)		3,255	3,258,255
Kayne CLO III Ltd.
Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.55%), 1.66%, 04/15/32(a)(c)(d)		250	250,025
Series 2019-3A, Class CR, (3 mo. LIBOR US + 1.85%), 1.96%, 04/15/32(a)(c)(d)		475	475,047
KKR CLO 16 Ltd., Series 16, Class A1R, (3 mo. LIBOR US + 1.25%), 1.44%, 01/20/29(a)(c)		6,922	6,925,080
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 1.26%, 01/20/31(a)(c)		8,120	8,119,989
LCM XIV LP, Series 14A, Class AR, (3 mo. LIBOR US + 1.04%), 1.23%, 07/20/31(a)(c)		500	500,063
LCM XX LP
Series 20A, Class AR, (3 mo. LIBOR US + 1.04%), 1.23%, 10/20/27(a)(c)		2,583	2,581,670
Series 20A, Class BR, (3 mo. LIBOR US + 1.55%), 1.74%, 10/20/27(a)(c)		250	249,773
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.88%), 1.07%, 04/20/28(a)(c)		2,185	2,182,925
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(c)		6,773	6,789,540
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(d)		2,143	321,410
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(c)		2,083	2,065,187
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(c)		3,533	3,743,189
Series 2002-A, Class C, 0.00%, 06/15/33		304	274,539
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.09%), 0.18%, 06/25/37(a)(c)		400	311,318
Security		Par (000)	Value
Asset-Backed Securities (continued)
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 04/20/28(a)	USD	12,230	$ 12,563,785
Series 2021-1A, Class B, 2.47%, 11/20/31(a)		1,670	1,686,536
Series 2021-1A, Class C, 3.41%, 11/20/31(a)		1,270	1,285,389
Series 2021-1A, Class D, 5.05%, 11/20/31(a)		725	738,651
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27(d)		954	954,177
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.13%), 1.20%, 05/15/28(a)(c)		869	869,286
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		6,776	7,037,520
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		6,727	6,823,269
Logan CLO I Ltd., Series 2021-1A, Class A, (3 mo. LIBOR US + 1.16%), 1.31%, 07/20/34(a)(c)		4,510	4,510,451
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.30%), 0.39%, 06/25/36(c)		3,509	2,187,218
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.25%, 08/25/36(c)		9,437	5,052,070
Longfellow Place CLO Ltd., Series 2013-1A, Class BR3, (3 mo. LIBOR US + 1.75%), 1.93%, 04/15/29(a)(c)		500	500,082
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.25%), 3.34%, 03/25/32(c)		763	766,708
Madison Park Euro Funding XVI DAC
Series 16A, Class D, (3 mo. EURIBOR + 3.20%), 3.20%, 05/25/34(a)(c)	EUR	1,000	1,186,930
Series 16A, Class E, (3 mo. EURIBOR + 6.02%), 6.02%, 05/25/34(a)(c)		900	1,039,444
Madison Park Funding X Ltd., Series 2012-10A, Class AR3, (3 mo. LIBOR US + 1.01%), 1.20%, 01/20/29(a)(c)	USD	9,383	9,376,904
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3 mo. LIBOR US + 0.90%), 1.07%, 07/23/29(a)(c)		5,363	5,356,350
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.95%), 1.14%, 04/19/30(a)(c)		7,780	7,777,586
Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.69%, 04/19/30(a)(c)		4,890	4,855,853
Madison Park Funding XIX Ltd.
Series 2015-19A, Class A1R2, (3 mo. LIBOR US + 0.92%), 1.10%, 01/22/28(a)(c)		7,661	7,654,677
Series 2015-19A, Class A2R2, (3 mo. LIBOR US + 1.50%), 1.68%, 01/22/28(a)(c)		1,000	993,092
Madison Park Funding XLV Ltd., Series 2020-45A, Class AR, (3 mo. LIBOR US + 1.12%), 0.00%, 07/15/34(a)(c)(d)		4,660	4,660,000
Madison Park Funding XVI Ltd., Series 2015-16A, Class A2R, (3 mo. LIBOR US + 1.90%), 2.09%, 04/20/26(a)(c)		500	500,000
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.19%), 1.38%, 10/21/30(a)(c)		14,970	14,972,991

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, (3 mo. LIBOR US + 1.26%), 1.44%, 01/15/33(a)(c)	USD	3,000	$ 3,002,431
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class AR, (3 mo. LIBOR US + 0.97%), 1.09%, 07/27/31(a)(c)(d)		750	750,000
Series 2017-23A, Class BR, (3 mo. LIBOR US + 1.55%), 0.00%, 07/27/31(a)(c)(d)		500	500,000
Series 2017-23A, Class CR, (3 mo. LIBOR US + 2.00%), 0.00%, 07/27/31(a)(c)(d)		900	900,000
Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.74%, 04/25/29(a)(c)(d)		1,430	1,432,574
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.20%), 1.38%, 07/29/30(a)(c)		11,115	11,119,120
Madison Park Funding XXVII Ltd., Series 2018-27A, Class A1A, (3 mo. LIBOR US + 1.03%), 1.22%, 04/20/30(a)(c)		500	499,876
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (3 mo. LIBOR US + 1.70%), 1.87%, 01/23/31(a)(c)		250	249,999
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class AR, (3 mo. LIBOR US + 1.12%), 1.30%, 04/25/32(a)(c)		250	250,000
Madison Park Funding XXXV Ltd., Series 2019-35A, Class A1R, (3 mo. LIBOR US + 0.99%), 1.18%, 04/20/32(a)(c)		3,220	3,213,593
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class B1, (3 mo. LIBOR US + 1.85%), 2.03%, 01/15/33(a)(c)		2,470	2,472,131
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3 mo. LIBOR US + 1.12%), 1.25%, 07/17/34(a)(c)(d)		5,010	5,010,000
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.18%), 1.37%, 12/18/30(a)(c)		2,000	2,000,013
Mariner CLO LLC
Series 2016-3A, Class AR2, (3 mo. LIBOR US + 0.99%), 1.16%, 07/23/29(a)(c)		1,790	1,791,537
Series 2016-3A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.67%, 07/23/29(a)(c)(d)		1,978	1,978,396
Series 2016-3A, Class CR2, (3 mo. LIBOR US + 2.05%), 2.22%, 07/23/29(a)(c)(d)		5,162	5,164,581
Series 2016-3A, Class DR2, (3 mo. LIBOR US + 2.90%), 3.07%, 07/23/29(a)(c)(d)		500	500,000
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 07/20/32(a)		14,870	15,243,801
Series 2019-AA, Class B, 3.51%, 07/20/32(a)		2,420	2,494,704
Series 2019-AA, Class C, 4.01%, 07/20/32(a)		2,150	2,185,291
Series 2020-AA, Class A, 2.19%, 08/21/34(a)		7,050	7,170,695
Series 2020-AA, Class B, 3.21%, 08/21/34(a)		1,630	1,675,405
Series 2020-AA, Class C, 4.10%, 08/21/34(a)		1,536	1,594,413
Series 2020-AA, Class D, 5.75%, 08/21/34(a)		2,030	2,073,245
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.52%), 0.61%, 06/25/36(a)(c)		1,352	1,256,025
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.28%), 0.37%, 05/25/37(c)		1,318	1,177,491
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.26%), 0.35%, 06/25/46(a)(c)		436	420,689
Security		Par (000)	Value
Asset-Backed Securities (continued)
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.24%), 0.33%, 05/25/37(c)	USD	1,768	$ 1,379,041
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 0.35%, 08/25/37(c)		386	318,415
Series 2006-RM3, Class A2B, (1 mo. LIBOR US + 0.18%), 0.27%, 06/25/37(c)		913	265,196
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.97%), 1.16%, 04/21/31(a)(c)		1,987	1,983,887
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		6,201	6,573,056
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1 mo. LIBOR US + 0.60%), 0.69%, 12/25/34(c)		820	772,909
Series 2005-HE5, Class M4, (1 mo. LIBOR US + 0.87%), 0.96%, 09/25/35(c)		3,870	2,804,278
Series 2007-SEA1, Class 2A1, (1 mo. LIBOR US + 1.90%), 1.99%, 02/25/47(a)(c)		1,131	1,086,552
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1 mo. LIBOR US + 0.32%), 0.41%, 04/25/36(c)		1,827	1,492,419
Morgan Stanley Mortgage Loan Trust, Series 2006-16AX, Class 1A, (1 mo. LIBOR US + 0.17%), 0.26%, 11/25/36(c)		4,016	1,142,011
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		2,458	2,672,427
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		772	809,699
Series 2020-1A, Class A, 2.10%, 04/20/46(a)		1,250	1,273,847
Series 2020-1A, Class B, 3.10%, 04/20/46(a)		1,890	1,979,123
Series 2021-2A, Class B, 2.09%, 04/22/47(a)		3,060	3,037,575
MP CLO III Ltd., Series 2013-1A, Class AR, (3 mo. LIBOR US + 1.25%), 1.44%, 10/20/30(a)(c)		2,820	2,820,790
MP CLO VII Ltd., Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.60%), 1.79%, 10/18/28(a)(c)		750	742,122
MP CLO VIII Ltd.
Series 2015-2A, Class ARR, (3 mo. LIBOR US + 1.20%), 1.30%, 04/28/34(a)(c)(d)		5,910	5,910,000
Series 2015-2A, Class BRR, (3 mo. LIBOR US + 1.80%), 1.90%, 04/28/34(a)(c)(d)		3,500	3,500,000
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3 mo. LIBOR US + 1.60%), 1.79%, 10/20/30(a)(c)		250	249,575
Nationstar HECM Loan Trust, Series 2020-1A, Class M3, 2.82%, 09/25/30(a)(c)		2,151	2,155,460
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1 mo. LIBOR US + 0.41%), 0.50%, 04/25/37(c)		3,320	3,086,989
Navient Private Education Loan Trust, Series 2014-AA, Class B, 3.50%, 08/15/44(a)		6,000	6,142,165
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2B, (1 mo. LIBOR US + 0.90%), 0.97%, 11/15/68(a)(c)		2,410	2,425,097
Series 2020-FA, Class B, 2.69%, 07/15/69(a)		2,590	2,676,388
Series 2021-DA, Class B, 2.61%, 04/15/60(a)(d)		1,700	1,700,000
Series 2021-DA, Class C, 3.48%, 04/15/60(a)(d)		4,380	4,380,000

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Navient Private Education Refi Loan Trust
Series 2021-DA, Class D, 4.00%, 04/15/60(a)(d)	USD	1,400	$ 1,360,843
Nelnet Student Loan Trust
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		22,590	23,035,649
Series 2021-A, Class C, 3.75%, 04/20/62(a)		13,100	13,201,934
Series 2021-A, Class D, 4.93%, 04/20/62(a)		5,340	5,378,276
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		18,310	18,299,701
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		5,130	5,128,149
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		1,499	1,498,553
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3 mo. LIBOR US + 1.03%), 1.21%, 01/28/30(a)(c)		750	749,339
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.68%, 04/22/29(a)(c)		1,500	1,496,872
Series 2014-17A, Class CR2, (3 mo. LIBOR US + 2.00%), 2.18%, 04/22/29(a)(c)		1,900	1,900,054
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class AR, (3 mo. LIBOR US + 1.04%), 1.24%, 04/15/34(a)(c)(d)		2,690	2,692,421
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3 mo. LIBOR US + 1.16%), 1.29%, 07/15/34(a)(c)		1,000	1,000,604
Series 2015-20A, Class BRR, (3 mo. LIBOR US + 1.65%), 0.00%, 07/15/34(a)(c)		750	750,751
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 1.84%, 10/17/30(a)(c)		250	250,007
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class BR, (3 mo. LIBOR US + 1.55%), 1.74%, 10/17/27(a)(c)		400	399,703
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 1.36%, 10/18/30(a)(c)		5,520	5,520,140
Series 2017-26A, Class B, (3 mo. LIBOR US + 1.50%), 1.69%, 10/18/30(a)(c)		250	249,440
Neuberger Berman Loan Advisers CLO 29 Ltd., Series 2018-29A, Class A1, (3 mo. LIBOR US + 1.13%), 1.32%, 10/19/31(a)(c)		500	500,225
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class BR, (3 mo. LIBOR US + 1.45%), 1.54%, 07/20/31(a)(c)		1,000	1,000,000
Neuberger Berman Loan Advisers CLO 39 Ltd., Series 2020-39A, Class E, (3 mo. LIBOR US + 7.20%), 7.39%, 01/20/32(a)(c)		250	250,279
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3 mo. LIBOR US + 1.10%), 1.24%, 07/16/35(a)(c)		3,940	3,940,000
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. LIBOR US + 0.68%), 0.77%, 12/25/35(c)		2,166	1,996,959
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.40%), 0.49%, 10/25/36(a)(c)		172	195,753
Oaktree CLO Ltd.
Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.85%), 2.01%, 05/13/29(a)(c)		1,840	1,840,203
Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.87%), 1.06%, 10/20/27(a)(c)		240	239,547
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(c)		620	415,994
Security		Par (000)	Value
Asset-Backed Securities (continued)
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A4, 6.93%, 09/15/31(c)	USD	394	$ 306,203
Series 2002-B, Class M1, 7.62%, 06/15/32(c)		4,508	3,893,719
Ocean Trails CLO VI
Series 2016-6A, Class BRR, (3 mo. LIBOR US + 1.45%), 1.63%, 07/15/28(a)(c)		1,055	1,053,030
Series 2016-6A, Class CRR, (3 mo. LIBOR US + 2.25%), 2.43%, 07/15/28(a)(c)		1,750	1,750,637
OCP CLO Ltd.
Series 2013-4A, Class A2RR, (3 mo. LIBOR US + 1.45%), 1.63%, 04/24/29(a)(c)		2,500	2,487,003
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.90%), 2.08%, 04/24/29(a)(c)		4,618	4,608,889
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 3.18%, 04/24/29(a)(c)		3,000	2,974,172
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.08%), 1.26%, 04/26/31(a)(c)		660	660,024
Series 2014-5A, Class A2R, (3 mo. LIBOR US + 1.40%), 1.58%, 04/26/31(a)(c)		1,070	1,059,406
Series 2014-7A, Class A2RR, (3 mo. LIBOR US + 1.65%), 1.84%, 07/20/29(a)(c)		1,250	1,250,040
Series 2015-10A, Class A1R, (3 mo. LIBOR US + 0.82%), 1.00%, 10/26/27(a)(c)		266	266,338
Series 2015-10A, Class BR, (3 mo. LIBOR US + 1.85%), 2.03%, 10/26/27(a)(c)		1,420	1,418,061
Series 2015-9A, Class BR, (3 mo. LIBOR US + 1.75%), 1.93%, 07/15/27(a)(c)		250	249,088
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.12%), 1.31%, 10/18/28(a)(c)		8,680	8,680,784
Series 2016-12A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.79%, 10/18/28(a)(c)		500	499,997
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.26%), 1.44%, 07/15/30(a)(c)		9,170	9,171,264
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.95%), 2.11%, 11/20/30(a)(c)		500	498,666
Series 2019-16A, Class ER, (3 mo. LIBOR US + 6.35%), 6.54%, 04/10/33(a)(c)		950	942,855
Series 2020-18A, Class AR, (3 mo. LIBOR US + 1.09%), 1.25%, 07/20/32(a)(c)(d)		1,830	1,827,987
Series 2020-19A, Class B, (3 mo. LIBOR US + 2.50%), 2.69%, 07/20/31(a)(c)		500	500,348
Series 2020-19A, Class C, (3 mo. LIBOR US + 2.95%), 3.14%, 07/20/31(a)(c)		650	650,477
Series 2020-19A, Class D, (3 mo. LIBOR US + 4.47%), 4.66%, 07/20/31(a)(c)		525	527,184
OCP Euro CLO DAC
Series 2017-2X, Class B, (3 mo. EURIBOR + 1.35%), 1.35%, 01/15/32(c)	EUR	1,130	1,340,812
Series 2019-3A, Class CR, (3 mo. EURIBOR + 2.30%), 2.30%, 04/20/33(a)(c)		250	297,141
Series 2019-3A, Class DR, (3 mo. EURIBOR + 3.30%), 3.30%, 04/20/33(a)(c)		250	294,755
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.96%), 1.14%, 04/16/31(a)(c)	USD	7,300	7,267,697
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class A2S, (3 mo. LIBOR US + 1.70%), 1.89%, 04/21/31(a)(c)		3,440	3,440,474
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.19%), 1.38%, 01/20/31(a)(c)		500	500,018

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 1.15%, 04/15/31(a)(c)	USD	250	$ 249,938
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.58%), 1.76%, 07/25/30(a)(c)		750	747,293
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class B, (3 mo. LIBOR US + 1.65%), 1.84%, 10/20/30(a)(c)		350	349,999
Octagon Investment Partners 46 Ltd.
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.20%), 2.38%, 07/15/33(a)(c)		3,290	3,291,147
Series 2020-2A, Class D, (3 mo. LIBOR US + 4.60%), 4.78%, 07/15/33(a)(c)		2,470	2,472,685
Octagon Investment Partners 48 Ltd.
Series 2020-3A, Class C, (3 mo. LIBOR US + 2.55%), 2.74%, 10/20/31(a)(c)		1,650	1,652,989
Series 2020-3A, Class D, (3 mo. LIBOR US + 4.00%), 4.19%, 10/20/31(a)(c)		250	250,904
Octagon Investment Partners 51 Ltd., Series 2021-1A, Class A, (3 mo. LIBOR US + 1.15%), 1.29%, 07/20/34(a)(c)		11,920	11,922,405
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.35%), 1.54%, 07/19/30(a)(c)		1,430	1,430,220
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.02%), 1.21%, 07/17/30(a)(c)		3,580	3,570,326
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.00%), 1.18%, 01/25/31(a)(c)		8,490	8,487,704
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 1.34%, 04/21/34(a)(c)		14,440	14,442,527
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class AR, (3 mo. LIBOR US + 1.14%), 0.00%, 07/02/35(a)(c)		3,225	3,225,000
Series 2019-3A, Class B1, (3 mo. LIBOR US + 1.80%), 1.99%, 07/20/32(a)(c)		2,989	2,989,324
Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 0.00%, 07/02/35(a)(c)		2,989	2,989,000
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 1.19%, 05/23/31(a)(c)		6,219	6,203,036
Series 2015-1A, Class A1R2, (3 mo. LIBOR US + 1.34%), 1.50%, 11/15/32(a)(c)		5,400	5,405,939
Series 2016-1A, Class B1R, (3 mo. LIBOR US + 1.60%), 1.79%, 01/20/33(a)(c)		250	249,523
OneMain Financial Issuance Trust
Series 2019-1A, Class E, 5.69%, 02/14/31(a)		5,010	5,075,671
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		14,760	15,863,446
Series 2020-1A, Class A, 3.84%, 05/14/32(a)		12,330	12,863,318
Series 2020-2A, Class C, 2.76%, 09/14/35(a)		2,620	2,720,118
Series 2020-2A, Class D, 3.45%, 09/14/35(a)		6,620	7,081,235
Series 2021-1A, Class C, 2.22%, 06/16/36(a)		430	430,823
Series 2021-1A, Class D, 2.47%, 06/16/36(a)		920	926,242
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 05/08/31(a)		1,070	1,073,341
Series 2021-B, Class C, 3.65%, 05/08/31(a)		510	511,268
Series 2021-B, Class D, 5.41%, 05/08/31(a)		910	912,035
Security		Par (000)	Value
Asset-Backed Securities (continued)
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, (1 mo. LIBOR US + 0.64%), 0.73%, 07/25/33(c)	USD	738	$ 717,180
Option One Mortgage Loan Trust
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.23%, 02/25/37(c)		1,150	875,283
Series 2007-CP1, Class 2A3, (1 mo. LIBOR US + 0.21%), 0.30%, 03/25/37(c)		2,360	1,907,820
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(b)		2,422	2,429,749
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(b)		6,041	6,072,718
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(b)		3,180	3,222,079
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-4, Class M3, (1 mo. LIBOR US + 0.74%), 0.83%, 11/25/35(c)		4,030	3,809,178
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(c)		1,229	1,205,183
Series 2007-B, Class A1, (1 mo. LIBOR US + 1.20%), 1.27%, 10/15/37(a)(c)(d)		1,384	1,366,400
Owl Rock CLO VI Ltd., Series 2021-6A, Class A, (3 mo. LIBOR US + 1.45%), 1.64%, 06/21/32(a)(c)		1,000	996,069
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.50%, 01/25/37(b)		1,990	1,923,816
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.43%, 10/22/30(a)(c)		13,280	13,280,118
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.70%), 1.88%, 10/22/30(a)(c)		2,120	2,119,995
OZLM VI Ltd., Series 2014-6A, Class A2AS, (3 mo. LIBOR US + 1.75%), 1.94%, 04/17/31(a)(c)		900	899,996
OZLM VIII Ltd., Series 2014-8A, Class BRR, (3 mo. LIBOR US + 2.20%), 2.39%, 10/17/29(a)(c)		1,160	1,160,173
OZLM XII Ltd., Series 2015-12A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.79%, 04/30/27(a)(c)		500	499,492
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.70%), 1.88%, 01/15/29(a)(c)		5,770	5,771,032
OZLM XIX Ltd., Series 2017-19A, Class A1, (3 mo. LIBOR US + 1.22%), 1.40%, 11/22/30(a)(c)		2,160	2,159,997
OZLM XVIII Ltd., Series 2018-18A, Class A, (3 mo. LIBOR US + 1.02%), 1.20%, 04/15/31(a)(c)		3,120	3,120,654
OZLM XX Ltd., Series 2018-20A, Class A2, (3 mo. LIBOR US + 1.65%), 1.84%, 04/20/31(a)(c)		600	598,424
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.90%), 2.09%, 01/20/31(a)(c)		930	930,542
OZLM XXIV Ltd., Series 2019-24A, Class A2A, (3 mo. LIBOR US + 2.25%), 2.44%, 07/20/32(a)(c)		750	750,359

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 1.32%, 01/17/31(a)(c)	USD	4,548	$ 4,546,655
Series 2015-1A, Class A1A4, (3 mo. LIBOR US + 1.13%), 1.25%, 05/21/34(a)(c)		24,530	24,527,547
Series 2015-1A, Class A2R4, (3 mo. LIBOR US + 1.70%), 1.82%, 05/21/34(a)(c)(d)		1,250	1,250,000
Series 2015-2A, Class A2R2, (3 mo. LIBOR US + 1.55%), 1.74%, 07/20/30(a)(c)		2,500	2,500,202
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 2.94%, 07/20/30(a)(c)		1,000	996,624
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.22%, 04/18/31(a)(c)		4,860	4,860,615
Series 2018-2A, Class A1A, (3 mo. LIBOR US + 1.10%), 1.28%, 07/16/31(a)(c)		4,820	4,820,680
Series 2018-2A, Class A1B, (3 mo. LIBOR US + 1.35%), 1.53%, 07/16/31(a)(c)		250	249,408
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.65%), 1.83%, 07/16/31(a)(c)		1,500	1,500,176
Series 2018-3A, Class A2, (3 mo. LIBOR US + 1.35%), 1.51%, 08/15/26(a)(c)		3,323	3,319,372
Series 2018-3A, Class B, (3 mo. LIBOR US + 1.90%), 2.06%, 08/15/26(a)(c)		1,650	1,650,317
Series 2018-3A, Class D, (3 mo. LIBOR US + 4.40%), 4.56%, 08/15/26(a)(c)		300	300,001
Series 2019-1A, Class C, (3 mo. LIBOR US + 3.75%), 3.90%, 11/14/32(a)(c)		350	351,757
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.45%), 1.61%, 11/15/26(a)(c)		950	950,077
Series 2018-4A, Class D, (3 mo. LIBOR US + 4.25%), 4.41%, 11/15/26(a)(c)		1,000	997,367
Series 2018-5A, Class A2, (3 mo. LIBOR US + 1.40%), 1.59%, 01/20/27(a)(c)		3,217	3,216,967
Series 2018-5A, Class D, (3 mo. LIBOR US + 4.25%), 4.44%, 01/20/27(a)(c)		800	797,866
Series 2019-1A, Class D, (3 mo. LIBOR US + 5.80%), 5.99%, 04/20/27(a)(c)		2,050	2,066,927
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.44%, 04/20/27(a)(c)		2,340	2,340,671
Series 2019-2A, Class C, (3 mo. LIBOR US + 3.25%), 3.44%, 04/20/27(a)(c)		250	250,062
Series 2019-2A, Class D, (3 mo. LIBOR US + 5.50%), 5.69%, 04/20/27(a)(c)		1,500	1,504,268
Series 2019-3A, Class A2, (3 mo. LIBOR US + 1.60%), 1.76%, 08/20/27(a)(c)		2,610	2,610,737
Series 2019-3A, Class B, (3 mo. LIBOR US + 2.10%), 2.26%, 08/20/27(a)(c)		1,940	1,940,960
Series 2019-4A, Class B, (3 mo. LIBOR US + 2.10%), 2.28%, 10/24/27(a)(c)		1,460	1,460,375
Series 2019-4A, Class D, (3 mo. LIBOR US + 5.90%), 6.08%, 10/24/27(a)(c)		3,013	3,003,187
Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.35%), 1.51%, 02/20/28(a)(c)		4,860	4,851,695
Series 2020-1A, Class C, (3 mo. LIBOR US + 2.50%), 2.66%, 02/20/28(a)(c)		375	375,894
Series 2020-2A, Class A2, (3 mo. LIBOR US + 1.55%), 1.74%, 04/20/28(a)(c)		5,850	5,850,455
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.44%, 04/20/28(a)(c)		1,000	1,000,287
Series 2020-2A, Class C, (3 mo. LIBOR US + 3.00%), 3.19%, 04/20/28(a)(c)		1,000	1,000,123
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
Series 2020-4A, Class A2, (3 mo. LIBOR US + 1.60%), 1.75%, 11/25/28(a)(c)	USD	2,640	$ 2,642,140
Series 2020-4A, Class C, (3 mo. LIBOR US + 3.60%), 3.75%, 11/25/28(a)(c)		500	501,709
Series 2021-1A, Class D, (3 mo. LIBOR US + 6.00%), 6.16%, 04/20/29(a)(c)		500	500,716
Series 2021-2A, Class D, (3 mo. LIBOR US + 5.00%), 5.15%, 05/20/29(a)(c)		500	499,963
Parallel Ltd.
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.85%), 1.04%, 07/20/27(a)(c)		1,037	1,036,913
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.75%), 1.94%, 07/20/27(a)(c)		1,150	1,138,914
Park Avenue Institutional Advisers CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 1.24%), 1.39%, 02/14/34(a)(c)		6,400	6,410,913
Series 2017-1A, Class A2R, (3 mo. LIBOR US + 1.55%), 1.70%, 02/14/34(a)(c)		4,450	4,403,440
Series 2019-1A, Class A1, (3 mo. LIBOR US + 1.48%), 1.64%, 05/15/32(a)(c)		500	501,631
Series 2019-1A, Class A2A, (3 mo. LIBOR US + 2.00%), 2.16%, 05/15/32(a)(c)		500	499,996
Penta CLO 9 DAC, Series 2021-9A, Class A, (3 mo. EURIBOR + 0.85%), 0.85%, 07/25/36(a)(c)	EUR	3,090	3,663,967
Pikes Peak CLO 1
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.18%), 1.36%, 07/24/31(a)(c)	USD	975	975,514
Series 2021-8A, Class A, (3 mo. LIBOR US + 1.17%), 0.00%, 07/20/34(a)(c)		7,000	7,000,000
PPM CLO 2 Ltd.
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.75%), 0.00%, 04/16/32(a)(c)		500	497,872
Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.40%), 0.00%, 04/16/32(a)(c)		250	249,997
PPM CLO 4 Ltd., Series 2020-4A, Class B, (3 mo. LIBOR US + 1.90%), 2.09%, 10/18/31(a)(c)		750	751,210
Preston Ridge Partners Mortgage LLC, Series 2020-4, Class A1, 2.95%, 10/25/25(a)(b)		8,546	8,582,439
Progress Residential Trust
Series 2018-SFR2, Class F, 4.95%, 08/17/35(a)		1,030	1,034,804
Series 2019-SFR1, Class E, 4.47%, 08/17/35(a)		2,000	2,038,521
Series 2020-SFR2, Class B, 2.58%, 06/17/37(a)		550	562,035
Series 2020-SFR2, Class D, 3.87%, 06/17/37(a)		1,886	1,961,142
Series 2020-SFR3, Class E, 2.30%, 10/17/27(a)		2,870	2,872,542
Series 2020-SFR3, Class F, 2.80%, 10/17/27(a)		5,410	5,431,989
Series 2021-SFR1, Class F, 2.76%, 04/17/38(a)		2,900	2,854,053
Series 2021-SFR2, Class F, 3.40%, 04/19/38(a)		5,967	5,943,542
Series 2021-SFR3, Class F, 3.44%, 05/17/26(a)		6,640	6,710,263

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Progress Residential Trust
Series 2021-SFR4, Class F, 3.41%, 05/17/38(a)	USD	8,330	$ 8,314,584
Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, (3 mo. LIBOR US + 0.94%), 1.12%, 10/15/30(a)(c)		4,805	4,796,991
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.28%, 07/25/31(a)(c)		5,472	5,473,360
RAMP Series Trust, Series 2004-RS7, Class A2A, (1 mo. LIBOR US + 0.62%), 0.71%, 07/25/34(c)		1,754	1,540,975
Recette CLO Ltd., Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.40%), 1.59%, 04/20/34(a)(c)		500	492,981
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3 mo. LIBOR US + 1.16%), 1.30%, 04/20/34(a)(c)(d)		4,700	4,700,000
Regatta VII Funding Ltd.
Series 2016-1A, Class A1R2, (3 mo. LIBOR US + 1.15%), 0.14%, 06/20/34(a)(c)		1,600	1,600,000
Series 2016-1A, Class BR2, (3 mo. LIBOR US + 1.60%), 1.73%, 06/20/34(a)(c)(d)		500	500,000
Regatta XIII Funding Ltd., Series 2018-2A, Class C, (3 mo. LIBOR US + 3.10%), 3.28%, 07/15/31(a)(c)		375	375,040
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.45%), 1.54%, 01/15/34(a)(c)		750	744,448
Regional Management Issuance Trust, Series 2019-1, Class A, 3.05%, 11/15/28(a)		12,820	12,985,810
Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27(a)		14,870	15,028,785
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3 mo. LIBOR US + 1.06%), 1.25%, 01/18/34(a)(c)		5,690	5,680,327
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3 mo. LIBOR US + 1.10%), 1.28%, 04/20/34(a)(c)		11,327	11,332,654
Series 2017-1A, Class BR2A, (3 mo. LIBOR US + 1.65%), 1.83%, 04/20/34(a)(c)		7,079	7,079,111
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 1.68%, 10/15/29(a)(c)		8,271	8,227,055
Series 2017-2A, Class CR, (3 mo. LIBOR US + 1.90%), 2.08%, 10/15/29(a)(c)		2,750	2,739,868
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 3.03%, 10/15/29(a)(c)		4,766	4,752,252
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 6.43%, 10/15/29(a)(c)		1,750	1,738,655
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.38%, 10/20/30(a)(c)		14,614	14,616,927
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.10%), 1.26%, 05/20/31(a)(c)		1,953	1,953,897
Series 2018-1A, Class B, (3 mo. LIBOR US + 1.72%), 1.88%, 05/20/31(a)(c)		1,500	1,501,158
Series 2018-1A, Class D, (3 mo. LIBOR US + 3.00%), 3.16%, 05/20/31(a)(c)		750	750,079
Series 2018-2A, Class A, (3 mo. LIBOR US + 1.16%), 1.35%, 10/20/31(a)(c)		1,000	999,636
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.80%), 1.99%, 10/20/31(a)(c)		500	500,544
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
Series 2019-2A, Class B, (3 mo. LIBOR US + 1.93%), 2.09%, 08/20/32(a)(c)	USD	1,250	$ 1,252,910
Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.17%), 1.25%, 07/20/34(a)(c)(d)		7,760	7,760,000
Rockford Tower Europe CLO DAC
Series 2018-1X, Class B, (3 mo. EURIBOR + 1.85%), 1.85%, 12/20/31(c)	EUR	3,898	4,616,540
Series 2018-1X, Class C, (3 mo. EURIBOR + 2.47%), 2.47%, 12/20/31(c)		1,805	2,140,720
Romark CLO IV Ltd.
Series 2021-4A, Class C1, (3 mo. LIBOR US + 3.20%), 3.35%, 07/10/34(a)(c)	USD	1,940	1,940,067
Series 2021-4A, Class C2, (3 mo. LIBOR US + 5.00%), 5.15%, 07/10/34(a)(c)		1,000	999,965
Romark CLO Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 2.15%), 2.32%, 10/23/30(a)(c)		750	748,895
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.22%, 04/20/31(a)(c)		5,262	5,260,804
RR 1 LLC, Series 2017-1A, Class A1AB, (3 mo. LIBOR US + 1.15%), 1.23%, 07/15/35(a)(c)(d)		9,490	9,490,000
RR 11 Ltd.
Series 2020-11A, Class A2, (3 mo. LIBOR US + 2.10%), 2.28%, 10/15/31(a)(c)		4,176	4,182,234
Series 2020-11A, Class D, (3 mo. LIBOR US + 7.12%), 7.30%, 10/15/31(a)(c)		2,250	2,255,052
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 1.27%, 01/15/30(a)(c)		3,800	3,796,614
RR 4 Ltd., Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.55%), 1.73%, 04/15/30(a)(c)		1,400	1,396,572
RR 5 Ltd., Series 2018-5A, Class A2, (3 mo. LIBOR US + 1.65%), 1.83%, 10/15/31(a)(c)		1,000	999,998
RRE 2 Loan Management DAC, Series 2A, Class A1R, (3 mo. EURIBOR + 0.86%), 0.86%, 07/15/35(a)(c)	EUR	9,470	11,229,052
SACO I Trust, Series 2006-9, Class A1, (1 mo. LIBOR US + 0.30%), 0.39%, 08/25/36(c)	USD	122	121,245
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1 mo. LIBOR US + 1.01%), 1.10%, 10/25/35(c)		340	306,562
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (1 mo. LIBOR US + 0.35%), 0.44%, 04/25/37(a)(c)		209	209,084
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1 mo. LIBOR US + 0.32%), 0.41%, 07/25/36(c)		927	276,058
Shackleton CLO Ltd., Series 2016-9A, Class AR, (3 mo. LIBOR US + 1.13%), 1.32%, 10/20/28(a)(c)		867	866,810
Signal Peak CLO 1 Ltd.
Series 2014-1A, Class AR3, (3 mo. LIBOR US + 1.16%), 1.35%, 04/17/34(a)(c)		23,070	23,015,137
Series 2014-1A, Class BR3, (3 mo. LIBOR US + 1.80%), 1.99%, 04/17/34(a)(c)		3,010	2,995,893
Signal Peak CLO 2 LLC
Series 2015-1A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.69%, 04/20/29(a)(c)		7,152	7,078,824
Series 2015-1A, Class CR2, (3 mo. LIBOR US + 1.90%), 2.09%, 04/20/29(a)(c)		2,000	1,992,932

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Signal Peak CLO 4 Ltd., Series 2017-4A, Class A, (3 mo. LIBOR US + 1.21%), 1.39%, 10/26/29(a)(c)	USD	1,800	$ 1,800,537
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.11%), 1.29%, 04/25/31(a)(c)		3,550	3,550,006
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3 mo. LIBOR US + 1.27%), 1.46%, 04/20/33(a)(c)		3,010	3,014,510
Series 2020-8A, Class B, (3 mo. LIBOR US + 1.65%), 1.84%, 04/20/33(a)(c)		1,000	991,116
Silver Creek CLO Ltd.
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.24%), 1.43%, 07/20/30(a)(c)		5,920	5,922,641
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.30%), 2.49%, 07/20/30(a)(c)		500	498,706
Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3 mo. LIBOR US + 1.10%), 0.00%, 07/20/34(a)(c)		16,995	16,995,000
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class E, (3 mo. LIBOR US + 6.50%), 6.50%, 04/20/34(a)(c)		1,500	1,499,610
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, (3 mo. LIBOR US + 0.40%), 0.52%, 06/15/33(c)		1,388	1,375,513
Series 2004-B, Class A3, (3 mo. LIBOR US + 0.33%), 0.45%, 03/15/24(c)		3,960	3,952,862
Series 2006-A, Class A5, (3 mo. LIBOR US + 0.29%), 0.41%, 06/15/39(c)		12,497	12,137,582
Series 2006-B, Class A5, (3 mo. LIBOR US + 0.27%), 0.39%, 12/15/39(c)		398	389,512
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 4.82%, 10/15/41(a)(c)		17,610	19,637,418
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)		2,480	2,561,658
Series 2020-B, Class B, 2.76%, 07/15/53(a)		2,440	2,457,239
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)		20,680	20,880,352
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)		6,740	6,853,816
Series 2021-A, Class B, 2.31%, 01/15/53(a)		4,670	4,733,773
Series 2021-A, Class C, 2.99%, 01/15/53(a)		11,470	11,563,343
Series 2021-A, Class D1, 3.86%, 01/15/53(a)		6,160	6,129,648
Series 2021-A, Class D2, 3.86%, 01/15/53(a)		3,360	3,356,770
Series 2021-C, Class B, 2.30%, 01/15/53(a)		880	877,245
Series 2021-C, Class C, 3.00%, 01/15/53(a)(d)		730	730,000
Series 2021-C, Class D, 3.93%, 01/15/53(a)(d)		350	350,000
SoFi RR Funding IV Trust, Series 2021-1, Class A, 2.98%, 12/31/25(a)(b)(d)		15,199	15,199,130
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.07%), 1.25%, 01/26/31(a)(c)		825	824,997
Sound Point CLO XI Ltd., Series 2016-1A, Class CR, (3 mo. LIBOR US + 2.25%), 2.44%, 07/20/28(a)(c)		440	440,017
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR, (3 mo. LIBOR US + 0.90%), 1.07%, 01/23/29(a)(c)		1,440	1,438,714
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sound Point CLO XV Ltd.
Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.50%), 0.00%, 01/23/29(a)(c)	USD	350	$ 349,378
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, (3 mo. LIBOR US + 1.80%), 1.99%, 01/21/31(a)(c)		500	491,674
Sound Point CLO XXIII Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.17%), 1.32%, 07/15/34(a)(c)(d)		19,610	19,610,000
Sound Point CLO XXVI Ltd.
Series 2020-1A, Class D, (3 mo. LIBOR US + 4.70%), 4.89%, 07/20/30(a)(c)		1,430	1,429,857
Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.35%), 0.00%, 07/20/34(a)(c)		1,430	1,430,000
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.28%), 1.54%, 01/25/32(a)(c)		2,065	2,070,098
Sound Point Euro CLO II Funding DAC, Series 2A, Class B1, (3 mo. EURIBOR + 1.85%), 1.85%, 10/26/32(a)(c)	EUR	3,020	3,594,633
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.80%), 0.89%, 01/25/35(c)	USD	42	40,923
St Paul’s CLO XI DAC, Series 11X, Class D, (3 mo. EURIBOR + 3.60%), 3.60%, 01/17/32(c)	EUR	570	669,449
St. Paul’s CLO VI DAC, Series 6A, Class CRR, (3 mo. EURIBOR + 2.60%), 2.60%, 05/20/34(a)(c)		2,680	3,160,151
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/33(c)		1,420	1,662,050
STAR Trust, Series 2021-SFR1, Class F, (1 mo. LIBOR US + 2.40%), 2.48%, 04/17/38(a)(c)	USD	1,030	1,028,170
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 1.43%, 10/15/30(a)(c)		4,140	4,140,173
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.80%), 1.98%, 01/15/30(a)(c)		1,630	1,621,460
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)		186	184,820
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, (1 mo. LIBOR US + 0.45%), 0.39%, 01/25/35(c)		14	14,001
Sutton Park CLO DAC, Series 1X, Class BE, (3 mo. EURIBOR + 2.35%), 2.35%, 11/15/31(c)	EUR	940	1,116,865
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3 mo. LIBOR US + 1.15%), 1.33%, 10/15/31(a)(c)	USD	450	450,112
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.88%), 1.06%, 04/15/28(a)(c)		3,097	3,094,421
Symphony CLO XXI Ltd., Series 2019-21A, Class A, (3 mo. LIBOR US + 1.38%), 1.56%, 07/15/32(a)(c)		4,230	4,226,398
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3 mo. LIBOR US + 1.08%), 1.19%, 04/20/33(a)(c)		2,377	2,376,337

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3 mo. LIBOR US + 0.96%), 1.12%, 11/18/30(a)(c)	USD	4,180	$ 4,172,735
TCW CLO AMR Ltd., Series 2019-1A, Class B, (3 mo. LIBOR US + 1.68%), 1.83%, 02/15/29(a)(c)		1,650	1,645,909
TCW CLO Ltd., Series 2020-1A, Class DRR, (3 mo. LIBOR US + 3.40%), 0.00%, 04/20/34(a)(c)(d)		1,100	1,099,951
THL Credit Wind River CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.05%), 1.23%, 07/15/28(a)(c)		3,055	3,055,479
TIAA CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 1.33%, 01/16/31(a)(c)		1,467	1,466,999
TICP CLO IX Ltd.
Series 2017-9A, Class A, (3 mo. LIBOR US + 1.14%), 1.33%, 01/20/31(a)(c)		3,080	3,079,064
Series 2017-9A, Class B, (3 mo. LIBOR US + 1.60%), 1.79%, 01/20/31(a)(c)		450	450,212
Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 3.09%, 01/20/31(a)(c)		250	249,997
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 5.94%, 07/17/31(a)(c)		1,000	970,712
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 1.30%, 01/15/34(a)(c)		4,870	4,861,760
Series 2016-6A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.68%, 01/15/34(a)(c)		6,270	6,179,970
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.23%, 04/15/33(a)(c)		750	752,688
TICP CLO VIII Ltd., Series 2017-8A, Class B, (3 mo. LIBOR US + 2.15%), 2.34%, 10/20/30(a)(c)		250	250,025
TICP CLO XI Ltd., Series 2018-11A, Class A, (3 mo. LIBOR US + 1.18%), 1.37%, 10/20/31(a)(c)		750	750,049
TICP CLO XII Ltd., Series 2018-12A, Class A, (3 mo. LIBOR US + 1.11%), 1.29%, 01/15/31(a)(c)		250	249,818
Towd Point Mortgage Trust, Series 2019-SJ2, Class M1, 4.50%, 11/25/58(a)(c)		8,260	8,389,494
TRESTLES CLO III Ltd.
Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.33%), 1.52%, 01/20/33(a)(c)		8,860	8,870,079
Series 2020-3A, Class B1, (3 mo. LIBOR US + 1.85%), 2.04%, 01/20/33(a)(c)		2,590	2,593,299
Series 2020-3A, Class E, (3 mo. LIBOR US + 6.50%), 6.69%, 01/20/33(a)(c)		500	497,536
TRESTLES CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.99%), 1.93%, 04/25/32(a)(c)		250	249,992
Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.10%, 04/25/32(a)(c)		250	249,036
Tricon American Homes, Series 2020-SFR1, Class D, 2.55%, 07/17/38(a)		6,675	6,760,657
Tricon American Homes Trust
Series 2017-SFR1, Class D, 3.41%, 09/17/34(a)		2,784	2,795,736
Security		Par (000)	Value
Asset-Backed Securities (continued)
Tricon American Homes Trust
Series 2017-SFR1, Class F, 5.15%, 09/17/34(a)	USD	14,485	$ 14,663,187
Series 2017-SFR2, Class F, 5.10%, 01/17/36(a)		8,715	8,996,267
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		890	930,079
Series 2018-SFR1, Class F, 4.96%, 05/17/37(a)		610	639,420
Trimaran Cavu Ltd.
Series 2019-1A, Class B, (3 mo. LIBOR US + 2.20%), 2.39%, 07/20/32(a)(c)		750	750,320
Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 3.34%, 07/20/32(a)(c)		500	501,651
Series 2019-1A, Class D, (3 mo. LIBOR US + 4.15%), 4.34%, 07/20/32(a)(c)		500	503,503
Trimaran CAVU Ltd., Series 2019-2A, Class C, (3 mo. LIBOR US + 4.72%), 4.91%, 11/26/32(a)(c)		500	503,693
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3 mo. LIBOR US + 1.40%), 1.53%, 10/18/31(a)(c)		970	970,015
Trinitas CLO IX Ltd., Series 2018-9A, Class B1, (3 mo. LIBOR US + 1.95%), 2.14%, 01/20/32(a)(c)		250	250,075
Trinitas CLO XI Ltd., Series 2019-11A, Class C, (3 mo. LIBOR US + 3.15%), 3.33%, 07/15/32(a)(c)		2,177	2,183,617
Trinitas CLO XIV Ltd.
Series 2020-14A, Class B, (3 mo. LIBOR US + 2.00%), 2.18%, 01/25/34(a)(c)		3,460	3,467,665
Series 2020-14A, Class C, (3 mo. LIBOR US + 3.00%), 3.18%, 01/25/34(a)(c)		2,290	2,300,962
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 07/20/27(a)(d)		1,450	1,449,446
Series 2021-ST5, Class A, 2.00%, 07/20/27(a)		720	719,378
VCAT LLC, Series 2020-NPL1, Class A1, 3.67%, 08/25/50(a)(b)		5,395	5,421,512
Venture CLO Ltd., Series 2018-32A, Class A2A, (3 mo. LIBOR US + 1.07%), 1.26%, 07/18/31(a)(c)		1,480	1,477,026
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3 mo. LIBOR US + 1.22%), 1.40%, 10/15/29(a)(c)		9,820	9,821,191
Voya CLO Ltd.
Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 2.83%, 07/25/26(a)(c)		1,680	1,679,884
Series 2014-4A, Class A1RA, (3 mo. LIBOR US + 1.10%), 1.29%, 07/14/31(a)(c)		248	247,781
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.97%), 1.14%, 07/23/27(a)(c)		2,092	2,092,557
Series 2015-2A, Class BR, (3 mo. LIBOR US + 1.50%), 1.67%, 07/23/27(a)(c)		780	778,727
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.19%), 1.38%, 10/20/31(a)(c)		250	250,069
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.95%), 1.07%, 04/17/30(a)(c)(d)		500	499,650
Series 2017-3A, Class A1R, (3 mo. LIBOR US + 1.04%), 1.23%, 04/20/34(a)(c)(d)		2,178	2,178,000

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya CLO Ltd.
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 1.31%, 10/15/30(a)(c)	USD	7,140	$ 7,141,338
Series 2017-4A, Class B, (3 mo. LIBOR US + 1.45%), 1.63%, 10/15/30(a)(c)		250	249,428
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.30%), 1.49%, 04/19/31(a)(c)		250	248,166
Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.06%), 1.24%, 04/15/31(a)(c)		10,079	10,080,307
Voya Euro CLO II DAC
Series 2A, Class AR, (3 mo. EURIBOR + 0.96%), 0.00%, 07/15/35(a)(c)	EUR	6,060	7,185,645
Series 2A, Class CR, (3 mo. EURIBOR + 2.15%), 0.00%, 07/15/35(a)(c)		750	889,312
Series 2X, Class C, (3 mo. EURIBOR + 2.75%), 2.75%, 07/15/32(c)		730	866,688
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (1 mo. LIBOR US + 0.13%), 0.22%, 07/25/37(a)(c)	USD	1,217	1,129,823
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.18%), 0.27%, 09/25/36(c)		4,620	1,903,543
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.16%), 0.25%, 10/25/36(c)		1,680	1,445,805
Series 2007-HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 0.33%, 05/25/37(c)		1,183	1,072,683
Wellfleet CLO Ltd., Series 2017-3A, Class B, (3 mo. LIBOR US + 1.95%), 2.14%, 01/17/31(a)(c)		750	742,731
Whitebox CLO I Ltd.
Series 2019-1A, Class C, (3 mo. LIBOR US + 4.35%), 4.53%, 07/24/32(a)(c)		3,320	3,323,125
Series 2019-1A, Class D, (3 mo. LIBOR US + 7.45%), 7.63%, 07/24/32(a)(c)		2,000	1,999,604
Whitebox CLO II Ltd.
Series 2020-2A, Class A1, (3 mo. LIBOR US + 1.75%), 1.93%, 10/24/31(a)(c)		1,470	1,473,956
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.43%, 10/24/31(a)(c)		1,470	1,475,587
Series 2020-2A, Class D, (3 mo. LIBOR US + 4.15%), 4.33%, 10/24/31(a)(c)		1,470	1,473,418
Woodmont Trust, Series 2017-2A, Class A1R, (3 mo. LIBOR US + 1.67%), 0.00%, 04/20/33(a)(c)		9,340	9,371,453
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.40%), 0.49%, 06/25/37(a)(c)		2,319	996,020
York CLO 1 Ltd.
Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.65%), 1.83%, 10/22/29(a)(c)		750	751,070
Series 2014-1A, Class DRR, (3 mo. LIBOR US + 3.01%), 3.19%, 10/22/29(a)(c)		250	249,997
York CLO-2 Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.33%, 01/22/31(a)(c)		250	249,925
York CLO-3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.75%), 1.94%, 10/20/29(a)(c)		3,380	3,384,028
York CLO-4 Ltd.
Series 2016-2A, Class A1R, (3 mo. LIBOR US + 1.09%), 1.28%, 04/20/32(a)(c)		8,250	8,242,224
Security		Par (000)	Value
Asset-Backed Securities (continued)
York CLO-4 Ltd.
Series 2016-2A, Class BR, (3 mo. LIBOR US + 1.55%), 1.74%, 04/20/32(a)(c)	USD	3,000	$ 2,984,371
Series 2016-2A, Class CR, (3 mo. LIBOR US + 2.15%), 2.34%, 04/20/32(a)(c)		3,000	2,974,285
York CLO-7 Ltd., Series 2019-2A, Class C, (3 mo. LIBOR US + 2.75%), 2.93%, 01/22/33(a)(c)		500	498,891
York CLO-8 Ltd., Series 2020-1A, Class E, (3 mo. LIBOR US + 7.88%), 8.07%, 04/20/32(a)(c)		500	501,477
Total Asset-Backed Securities — 11.9% (Cost: $2,608,837,598)			2,615,281,109
	Shares
Common Stocks
Capital Markets — 0.2%
Astra Space, Inc. (Acquired 06/30/21, cost $6,050,300)(e)(f)	605,030	6,050,300
Cano Health, Inc. (Acquired 06/03/21, cost $5,389,680)(e)(f)	538,968	6,461,732
Caremax, Inc. (Acquired 06/08/21, cost $3,556,720)(e)(f)	355,672	4,463,257
Playstudios, Inc. (Acquired 06/17/21, cost $8,264,230)(e)(f)	826,423	5,949,832
Proterra, Inc. (Acquired 06/14/21, cost $4,451,600)(e)(f)	445,160	7,398,559
Taboola.com Ltd. (Acquired 06/30/21, cost $2,727,410)(e)(f)	272,741	2,727,410
UWM Holdings Corp. (Acquired 01/20/21, cost $6,038,290)(e)(f)(g)	673,566	5,691,633
		38,742,723
Consumer Finance — 0.0%
SoFi Technologies, Inc. (Acquired 05/26/21, cost $1,496,000)(e)(f)	149,600	2,824,019
Diversified Financial Services — 0.1%
ArcLight Clean Transition Corp. II(e)	133,021	1,336,861
Climate Real Impact Solutions II Acquisition Corp.(e)	55,285	559,484
Crown PropTech Acquisitions(e)	385,188	3,824,917
Crown PropTech Acquisitions(d)	147,660	81,213
Jaws Mustang Acquisition Corp.(e)	65,704	660,982
KINS Technology Group, Inc.(e)	798,484	8,216,400
KINS Technology Group, Inc.(d)	249,500	189,620
Liberty Media Acquisition Corp.(e)	71,525	757,450
Northern Genesis Acquisition Corp. II(e)	54,160	567,326
Pivotal Investment Corp. III(e)	155,262	1,552,620
Reinvent Technology Partners Y(e)	200,096	2,018,969
Rotor Acquisition Corp.(e)	268,519	2,824,820
Rotor Acquisition Corp.(d)	74,080	378,549
Science Strategic Acquisition Corp. Alpha(e)	167,395	1,663,906
Thimble Point Acquisition Corp.(e)	191,496	1,981,984
Tishman Speyer Innovation Corp. II(e)	99,570	1,000,678
		27,615,779
Diversified Telecommunication Services — 0.0%
Frontier Communications Parent, Inc.(e)(h)	96,071	2,536,274

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.(d)(h)	7,278	$ 107,714
Vantage Drilling Co.(e)	311,000	1,866
		109,580
Equity Real Estate Investment Trusts (REITs) — 0.1%
DiamondRock Hospitality Co.(e)	560,822	5,439,973
Park Hotels & Resorts, Inc.(e)	264,483	5,450,995
Service Properties Trust	574,385	7,237,251
Sunstone Hotel Investors, Inc.(e)	386,245	4,797,163
Xenia Hotels & Resorts, Inc.(e)	309,157	5,790,510
		28,715,892
Health Care Providers & Services — 0.0%
HCA Healthcare, Inc.	5,916	1,223,074
Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment, Inc.(e)(g)	58,232	6,041,570
Household Durables — 0.1%
Beazer Homes U.S.A., Inc.(e)	52,287	1,008,616
Century Communities, Inc.(g)	56,406	3,753,255
Taylor Morrison Home Corp.(e)(h)	202,363	5,346,431
		10,108,302
Independent Power and Renewable Electricity Producers — 0.1%
Stem, Inc.	578,386	20,827,680
Interactive Media & Services — 0.0%
Genius Sports Ltd.(e)	225,956	4,241,194
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.(e)(g)	5,200	17,888,832
Media — 0.0%
Altice U.S.A., Inc., Class A(e)	77,054	2,630,624
Metals & Mining — 0.0%
Northern Graphite Corp.(e)	99,612	38,572
Oil, Gas & Consumable Fuels — 0.2%
Bruin Purchaser LLC(d)	113,596	1
California Resources Corp.(e)(h)	485,564	14,634,899
California Resources Corp.	145,873	4,396,612
Chesapeake Energy Corp.	347	18,016
Chesapeake Energy Corp. (Acquired 02/09/21, cost $50,484)(e)(f)	5,331	273,640
Devon Energy Corp.(g)	70,226	2,049,897
Diamondback Energy, Inc.(g)	25,658	2,409,030
Green Plains, Inc.(e)	229,469	7,714,748
Ovintiv, Inc.	71,699	2,256,368
		33,753,211
Real Estate Management & Development — 0.1%
Forestar Group, Inc.(e)	128,970	2,696,763
Opendoor Technologies, Inc.(e)	833,000	14,769,090
		17,465,853
Software — 0.0%
Latch, Inc. (Acquired 06/04/21, cost $5,148,110)(e)(f)	514,811	6,257,073
Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp.(e)(g)	24,500	1,743,665
Total Common Stocks — 1.0% (Cost: $176,246,085)		222,763,917
Security		Par (000)	Value
Corporate Bonds
Aerospace & Defense — 1.4%
BAE Systems Holdings, Inc., 3.85%, 12/15/25(a)	USD	10,484	$ 11,578,730
BAE Systems PLC, 3.40%, 04/15/30(a)		20,768	22,572,833
Boeing Co.
2.85%, 10/30/24		2,714	2,856,775
2.25%, 06/15/26		2,267	2,314,382
5.81%, 05/01/50		4,085	5,500,988
5.93%, 05/01/60		7,927	10,946,066
Bombardier, Inc., 7.13%, 06/15/26(a)		1,101	1,152,747
Embraer Netherlands Finance BV
5.40%, 02/01/27		947	1,005,610
6.95%, 01/17/28(a)		1,227	1,400,314
Embraer Overseas Ltd., 5.70%, 09/16/23		1,337	1,423,938
General Dynamics Corp.
1.15%, 06/01/26		974	977,600
3.63%, 04/01/30		13,770	15,555,257
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25		5,245	5,715,588
4.20%, 05/01/30		7,846	8,961,006
L3Harris Technologies, Inc.
3.85%, 12/15/26		6,189	6,941,391
4.40%, 06/15/28		13,382	15,534,554
4.40%, 06/15/28		6,041	7,012,722
2.90%, 12/15/29		2,864	3,033,217
1.80%, 01/15/31		13,168	12,768,946
Lockheed Martin Corp.
3.60%, 03/01/35		14,240	16,299,092
3.80%, 03/01/45		1,981	2,305,035
2.80%, 06/15/50		4,958	4,978,463
Northrop Grumman Corp.
3.25%, 01/15/28		21,091	23,036,568
4.03%, 10/15/47		5,580	6,657,410
5.25%, 05/01/50		7,520	10,561,613
Raytheon Technologies Corp.
3.15%, 12/15/24		4,040	4,335,488
7.20%, 08/15/27		2,353	3,052,555
7.00%, 11/01/28		7,205	9,474,532
4.13%, 11/16/28		27,218	31,315,935
7.50%, 09/15/29		475	663,378
2.15%, 05/18/30	EUR	4,391	5,817,480
2.25%, 07/01/30	USD	4,005	4,069,922
4.50%, 06/01/42		4,200	5,229,124
4.15%, 05/15/45		1,895	2,254,530
Textron, Inc.
3.90%, 09/17/29		8,086	9,047,687
2.45%, 03/15/31		2,258	2,259,897
TransDigm, Inc.
8.00%, 12/15/25(a)		6,159	6,654,800
6.25%, 03/15/26(a)		14,731	15,541,205
United Technologies Corp., 5.40%, 05/01/35		372	490,888
			301,298,266
Air Freight & Logistics — 0.3%
FedEx Corp.
4.25%, 05/15/30		10,681	12,435,967
2.40%, 05/15/31		17,186	17,490,584
3.88%, 08/01/42		2,943	3,280,837
United Parcel Service, Inc.
3.40%, 03/15/29		7,874	8,844,746
2.50%, 09/01/29		4,016	4,259,275
4.45%, 04/01/30		11,440	13,845,912

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Air Freight & Logistics (continued)
United Parcel Service, Inc.
5.20%, 04/01/40	USD	8,397	$ 11,398,160
XPO Logistics, Inc.
6.13%, 09/01/23(a)		774	779,805
6.75%, 08/15/24(a)		1,901	1,974,664
			74,309,950
Airlines — 0.7%
Air Canada Pass-Through Trust
Series 2017-1, Class AA, 3.30%, 01/15/30(a)		1,918	1,939,938
Series 2017-1, Class B, 3.70%, 01/15/26(a)		19	18,408
Allegiant Travel Co., 8.50%, 02/05/24(a)		5,339	5,766,120
American Airlines Pass-Through Trust
4.95%, 01/15/23		2,621	2,659,242
4.00%, 12/15/25(d)		1,404	1,393,668
3.50%, 12/15/27(d)		4,334	4,377,491
Series 2015-2, Class AA, 3.60%, 09/22/27		1,003	1,037,296
Series 2015-2, Class B, 4.40%, 09/22/23		5,317	5,202,687
Series 2016-1, Class AA, 3.58%, 01/15/28		4,003	4,076,155
Series 2016-1, Class B, 5.25%, 01/15/24		4,073	4,001,767
Series 2016-2, Class AA, 3.20%, 06/15/28		1,790	1,824,620
Series 2016-3, Class AA, 3.00%, 10/15/28		10,684	10,854,791
Series 2017-1, Class AA, 3.65%, 02/15/29		1,407	1,449,359
Series 2017-1, Class B, 4.95%, 02/15/25		1,216	1,197,568
Series 2019-1, Class AA, 3.15%, 02/15/32		4,994	5,143,440
Series 2019-1, Class B, 3.85%, 02/15/28		4,654	4,437,408
American Airlines, Inc.
4.13%, 06/15/22(d)		15,927	15,668,983
4.87%, 10/22/23(d)		818	818,353
Avianca Holdings SA
(3 mo. LIBOR US + 10.50% (Cash), 3 mo. LIBOR US + 12.00% (PIK)), 12.15%, 11/10/21(a)(i)		2,666	2,664,889
PIK, Series APRL, (3 mo. LIBOR US + 10.50% (Cash), 3 mo. LIBOR US + 12.00% (PIK)), 12.15%, 11/10/21(a)(i)		169	169,437
British Airways Pass-Through Trust
Series 2020-1, Class A, 4.25%, 11/15/32(a)		1,246	1,341,344
Series 2020-1, Class B, 8.38%, 11/15/28(a)		963	1,113,029
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24		12,694	13,420,247
GOL Equity Finance SA, 3.75%, 07/15/24(a)(j)		790	707,544
Gol Finance, Inc., 7.00%, 01/31/25(a)		4,700	4,497,900
Singapore Airlines Ltd., 1.63%, 12/03/25(j)	SGD	750	615,751
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25(d)	USD	1,987	1,927,632
Series 2019-1C, 7.00%, 12/15/25(d)		1,995	1,935,480
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		1,285	1,199,026
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 04/11/26		3,549	3,741,094
Series 2014-1, Class B, 4.75%, 04/11/22		305	309,602
Series 2014-2, Class B, 4.63%, 09/03/22		381	389,703
Series 2015-1, Class AA, 3.45%, 12/01/27		1,384	1,461,549
Series 2016-1, Class AA, 3.10%, 07/07/28		558	588,384
Series 2016-2, Class AA, 2.88%, 10/07/28		1,701	1,736,093
Series 2016-2, Class B, 3.65%, 10/07/25		214	211,932
Series 2018-1, Class AA, 3.50%, 03/01/30		1,184	1,238,146
Series 2019-2, Class AA, 2.70%, 05/01/32		3,234	3,241,329
Series 2019-2, Class B, 3.50%, 05/01/28		4,431	4,386,343
Series 2020-1, Class A, 5.88%, 10/15/27		32,812	36,407,535
Series 2020-1, Class B, 4.88%, 01/15/26		3,756	3,982,610
			159,153,893
Security		Par (000)	Value
Auto Components — 0.0%
American Axle & Manufacturing, Inc., 6.25%, 04/01/25	USD	1,168	$ 1,206,497
Goodyear Tire & Rubber Co., 5.00%, 05/31/26		1,885	1,933,999
Magna International, Inc., 2.45%, 06/15/30		4,046	4,134,452
			7,274,948
Automobiles — 0.3%
BMW Finance NV, 2.85%, 08/14/29(a)		4,442	4,750,977
BMW U.S. Capital LLC, 2.55%, 04/01/31(a)		6,792	7,033,476
General Motors Co., 6.13%, 10/01/25		6,381	7,553,842
Lightning eMotors, Inc., 7.50%, 05/15/24(a)(j)		2,487	2,006,972
Nissan Motor Acceptance Corp., 2.75%, 03/09/28(a)		3,493	3,524,426
Nissan Motor Co. Ltd.
3.52%, 09/17/25(a)		10,201	10,892,886
4.81%, 09/17/30(a)		30,836	34,815,084
TML Holdings Pte Ltd., 4.35%, 06/09/26		400	401,500
			70,979,163
Banks — 4.9%
Ahli United Sukuk Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.01%), 3.88%(k)		550	542,953
Banco Espirito Santo SA
2.63%, 05/08/17(e)(l)	EUR	400	66,402
4.75%, 01/15/18(e)(l)		2,200	365,211
4.00%, 01/21/19(e)(l)		6,300	1,045,832
Banco GNB Sudameris SA, 7.50%, 04/16/31(a)	USD	680	687,905
Banco Santander SA
2.71%, 06/27/24		17,000	17,888,535
1.85%, 03/25/26		9,400	9,500,253
3.31%, 06/27/29		4,400	4,787,739
Banco Votorantim SA, 4.00%, 09/24/22(a)		1,258	1,297,155
Bangkok Bank PCL
4.45%, 09/19/28		300	344,119
3.73%, 09/25/34		1,880	1,949,678
Bank of America Corp.
3.00%, 12/20/23		3,584	3,714,272
3.55%, 03/05/24		6,568	6,900,845
0.81%, 10/24/24		4,095	4,112,044
4.00%, 01/22/25		6,239	6,847,071
2.46%, 10/22/25		57,084	59,715,283
3.37%, 01/23/26		7,675	8,275,147
2.02%, 02/13/26		10,667	10,998,173
4.45%, 03/03/26		7,276	8,264,043
3.50%, 04/19/26		2,329	2,565,764
1.32%, 06/19/26		4,331	4,340,471
1.20%, 10/24/26		10,075	9,978,471
3.56%, 04/23/27		21,838	23,917,495
1.73%, 07/22/27		28,927	29,149,483
3.25%, 10/21/27		6,928	7,515,076
3.82%, 01/20/28		8,622	9,567,207
3.71%, 04/24/28		15,339	16,961,588
3.59%, 07/21/28		4,479	4,931,137
3.97%, 03/05/29		15,446	17,411,462
4.27%, 07/23/29		9,689	11,130,620
3.97%, 02/07/30		12,139	13,765,394
3.19%, 07/23/30		2,132	2,295,230
2.59%, 04/29/31		7,000	7,216,560
1.92%, 10/24/31		11,536	11,242,471
2.65%, 03/11/32		12,464	12,799,895
2.68%, 06/19/41		13,366	12,971,693
3.31%, 04/22/42		4,430	4,687,385
Series L, 3.95%, 04/21/25		2,152	2,361,711

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25	USD	433	$ 442,959
Barclays PLC
4.97%, 05/16/29		18,105	21,200,529
2.67%, 03/10/32		6,874	6,911,417
BNP Paribas SA
2.82%, 11/19/25(a)		12,158	12,791,935
3.05%, 01/13/31(a)		2,649	2,792,868
BPCE SA, 2.70%, 10/01/29(a)		13,404	13,990,087
Citigroup, Inc.
1.46%, 06/09/27		9,911	9,868,330
3.67%, 07/24/28		34,845	38,429,877
4.08%, 04/23/29		10,845	12,299,812
2.98%, 11/05/30		46,263	49,000,930
Citizens Financial Group, Inc., 3.25%, 04/30/30		2,910	3,152,859
Credit Suisse Group Guernsey VII Ltd., Series AR, 3.00%, 11/12/21(a)(d)(j)	CHF	3,800	4,634,337
Danske Bank A/S
5.00%, 01/12/22(a)	USD	13,526	13,839,820
3.00%, 09/20/22(a)		927	931,536
1.17%, 12/08/23(a)		3,435	3,452,233
5.38%, 01/12/24(a)		14,017	15,542,812
1.62%, 09/11/26(a)		3,505	3,508,281
Grupo Aval Ltd., 4.75%, 09/26/22		1,073	1,101,435
HSBC Holdings PLC
4.58%, 06/19/29		7,160	8,275,237
3.97%, 05/22/30		14,619	16,362,702
2.80%, 05/24/32		5,856	6,009,715
ICICI Bank Ltd., 3.80%, 12/14/27		300	322,181
ING Groep NV, 4.63%, 01/06/26(a)		14,571	16,628,019
Intesa Sanpaolo SpA, 3.13%, 07/14/22(a)		2,686	2,755,791
Itau Unibanco Holding SA
2.90%, 01/24/23(a)		4,491	4,585,760
3.25%, 01/24/25(a)		2,456	2,516,326
JPMorgan Chase & Co.
4.02%, 12/05/24		11,491	12,402,548
3.22%, 03/01/25		16,439	17,463,652
3.90%, 07/15/25		11,317	12,517,817
2.30%, 10/15/25		29,327	30,544,657
2.01%, 03/13/26		7,098	7,327,974
2.08%, 04/22/26		15,815	16,353,408
3.20%, 06/15/26		200	217,715
2.95%, 10/01/26		3,797	4,085,865
1.05%, 11/19/26		3,141	3,101,243
3.96%, 01/29/27		9,112	10,147,169
3.78%, 02/01/28		31,394	34,861,492
3.54%, 05/01/28		31,691	34,843,138
2.18%, 06/01/28		2,018	2,066,394
3.51%, 01/23/29		1,555	1,713,876
4.01%, 04/23/29		1,030	1,164,454
4.45%, 12/05/29		8,248	9,644,845
3.16%, 04/22/42		11,161	11,617,825
4.26%, 02/22/48		6,469	7,851,641
4.03%, 07/24/48		7,638	9,049,410
3.90%, 01/23/49		4,640	5,392,211
Kasikornbank PCL, 3.34%, 10/02/31		2,083	2,125,051
KeyCorp, 4.10%, 04/30/28		75	86,559
Lloyds Banking Group PLC
3.75%, 01/11/27		4,263	4,708,414
1.63%, 05/11/27		10,241	10,246,290
3.57%, 11/07/28		5,396	5,902,006
Security		Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
3.00%, 02/22/22	USD	3,776	$ 3,842,947
2.62%, 07/18/22		206	211,074
3.46%, 03/02/23		13,006	13,660,402
0.85%, 09/15/24		10,565	10,620,913
2.19%, 02/25/25		17,155	17,853,780
1.41%, 07/17/25		4,615	4,659,066
Mizuho Financial Group, Inc.
2.84%, 07/16/25		797	841,592
2.56%, 09/13/25		18,319	19,178,894
2.20%, 07/10/31		5,172	5,162,855
1.98%, 09/08/31		9,815	9,601,178
Santander UK Group Holdings PLC
2.88%, 08/05/21		12,877	12,906,732
1.09%, 03/15/25		13,776	13,820,046
1.53%, 08/21/26		8,185	8,198,979
Shinhan Financial Group Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.06%), 2.88%(k)		1,400	1,390,813
Shizuoka Bank Ltd., (3 mo. LIBOR US + -0.50%), 0.00%, 01/25/23(c)(j)		200	196,300
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24		16,297	17,228,002
2.35%, 01/15/25		16,561	17,297,789
1.47%, 07/08/25		4,565	4,609,854
Washington Mutual Escrow Bonds
0.00%(d)(e)(k)(l)		13,308	1
0.00%(d)(e)(k)(l)		11,911	1
0.00%(d)(e)(k)(l)		2,570	—
0.00%(d)(e)(k)(l)		3,115	—
Wells Fargo & Co.
3.58%, 05/22/28		9,767	10,760,206
2.88%, 10/30/30		861	911,771
3.07%, 04/30/41		21,151	21,694,225
			1,073,542,635
Beverages — 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28(a)		1,369	1,370,711
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36		32,375	39,735,244
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28		808	920,001
4.75%, 01/23/29		32,011	38,133,573
3.50%, 06/01/30		31,514	35,055,720
4.90%, 01/23/31		7,707	9,480,910
8.00%, 11/15/39		1,382	2,247,712
Central American Bottling Corp., 5.75%, 01/31/27(a)		1,707	1,776,134
Coca-Cola Co.
2.50%, 06/01/40		4,379	4,337,581
1.00%, 03/09/41	EUR	4,730	5,472,735
2.88%, 05/05/41	USD	4,135	4,297,373
Keurig Dr Pepper, Inc., 3.20%, 05/01/30		11,556	12,491,180
PepsiCo, Inc., 4.60%, 07/17/45		1,586	2,068,200
			157,387,074
Biotechnology — 0.9%
AbbVie, Inc.
2.30%, 11/21/22		6,787	6,966,337
2.60%, 11/21/24(g)		27,141	28,618,745
3.80%, 03/15/25		13,744	15,033,822
3.60%, 05/14/25		18,485	20,170,773
3.20%, 05/14/26		16,440	17,825,385

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Biotechnology (continued)
AbbVie, Inc.
4.55%, 03/15/35	USD	12,142	$ 14,736,868
4.50%, 05/14/35		7,179	8,647,082
4.05%, 11/21/39		1,876	2,178,834
4.45%, 05/14/46		2,398	2,895,875
4.88%, 11/14/48		7,823	10,076,798
4.25%, 11/21/49		2,154	2,581,600
Amgen, Inc.
2.45%, 02/21/30		10,152	10,464,813
4.40%, 05/01/45		12,437	15,100,340
Biogen, Inc.
2.25%, 05/01/30		10,692	10,721,133
3.15%, 05/01/50		7,550	7,414,796
Elanco Animal Health, Inc.
5.27%, 08/28/23		1,389	1,493,995
5.90%, 08/28/28		274	320,654
Gilead Sciences, Inc.
4.80%, 04/01/44		8,324	10,522,963
4.50%, 02/01/45		3,278	4,010,596
4.75%, 03/01/46		6,440	8,166,902
4.15%, 03/01/47		3,241	3,816,240
			201,764,551
Building Products — 0.0%
Johnson Controls International plc, 5.13%, 09/14/45		7	9,279
Masonite International Corp.
5.75%, 09/15/26(a)		75	77,625
5.38%, 02/01/28(a)		928	983,383
Owens Corning, 3.95%, 08/15/29		240	271,143
Standard Industries, Inc.
5.00%, 02/15/27(a)		915	947,597
4.75%, 01/15/28(a)		375	392,513
			2,681,540
Capital Markets — 2.2%
Charles Schwab Corp., 3.20%, 03/02/27		3,391	3,700,067
Cindai Capital Ltd., 0.00%, 02/08/23(j)(m)		2,461	2,528,772
Credit Suisse AG, 3.63%, 09/09/24		6,918	7,515,877
Credit Suisse Group AG
3.80%, 06/09/23		3,341	3,540,713
3.00%, 12/14/23(a)		253	261,264
4.21%, 06/12/24(a)		3,162	3,367,712
3.09%, 05/14/32(a)		4,425	4,558,864
Deutsche Bank AG
1.45%, 04/01/25		19,258	19,373,765
1.69%, 03/19/26		19,808	19,995,902
Goldman Sachs Group, Inc.
3.50%, 01/23/25		27,961	30,231,315
3.50%, 04/01/25		57,826	62,735,271
3.75%, 05/22/25		2,180	2,384,801
3.27%, 09/29/25		9,505	10,168,293
(3 mo. LIBOR US + 1.17%), 1.33%, 05/15/26(c)		10,315	10,587,522
3.50%, 11/16/26		21,248	23,105,112
3.85%, 01/26/27		5,678	6,256,661
1.43%, 03/09/27		26,656	26,580,851
3.69%, 06/05/28		22,258	24,575,247
Intercontinental Exchange, Inc.
3.75%, 09/21/28		5,126	5,768,580
2.10%, 06/15/30		2,412	2,390,314
1.85%, 09/15/32		3,643	3,447,615
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(d)(e)(l)		7,360	1
Security		Par (000)	Value
Capital Markets (continued)
Moody’s Corp., 3.25%, 01/15/28	USD	4,450	$ 4,876,787
Morgan Stanley
4.00%, 07/23/25		5,467	6,080,702
2.19%, 04/28/26		103	106,945
3.63%, 01/20/27		29,048	32,209,002
1.59%, 05/04/27		32,093	32,320,070
3.59%, 07/22/28		21,128	23,404,573
3.77%, 01/24/29		13,563	15,222,130
4.43%, 01/23/30		28,886	33,822,349
2.70%, 01/22/31		36,252	37,948,687
3.62%, 04/01/31		2,864	3,196,952
1.93%, 04/28/32		9,163	8,906,695
3.22%, 04/22/42		4,867	5,159,237
Northern Trust Corp., 3.15%, 05/03/29		3,064	3,367,888
			479,696,536
Chemicals — 0.4%
Braskem Netherlands Finance BV
4.50%, 01/10/28		1,420	1,494,479
5.88%, 01/31/50(a)		2,848	3,119,984
8.50%, 01/23/81(a)		2,808	3,270,092
8.50%, 01/23/81		993	1,156,411
Cydsa SAB de CV, 6.25%, 10/04/27(a)		2,982	3,142,879
Dow Chemical Co.
4.55%, 11/30/25		6,407	7,294,171
1.13%, 03/15/32	EUR	4,983	6,039,538
3.60%, 11/15/50	USD	5,175	5,591,550
DuPont de Nemours, Inc., 4.49%, 11/15/25		15,078	17,146,026
Ecolab, Inc.
4.80%, 03/24/30		3,346	4,093,433
1.30%, 01/30/31		2,312	2,183,757
GC Treasury Center Co. Ltd., 2.98%, 03/18/31		545	555,321
LG Chem Ltd., 2.38%, 07/07/31		200	199,192
LYB International Finance III LLC, 4.20%, 05/01/50		7,049	8,110,674
Mitsubishi Chemical Holdings Corp.
0.00%, 03/30/22(j)(m)	JPY	150,000	1,353,571
0.00%, 03/29/24(j)(m)		40,000	379,315
Orbia Advance Corp. SAB de CV, 1.88%, 05/11/26(a)	USD	3,765	3,782,648
Sasol Financing U.S.A. LLC
5.88%, 03/27/24		1,461	1,556,696
4.38%, 09/18/26		1,705	1,758,281
5.50%, 03/18/31		2,795	2,941,738
Sherwin-Williams Co.
4.20%, 01/15/22		2,800	2,830,146
2.95%, 08/15/29		886	949,407
2.30%, 05/15/30		8,672	8,772,523
UPL Corp. Ltd.
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.87%), 5.25%(k)		370	377,932
4.50%, 03/08/28		603	646,265
4.63%, 06/16/30		297	319,145
			89,065,174
Commercial Services & Supplies — 0.2%
Clean Harbors, Inc., 4.88%, 07/15/27(a)		978	1,024,455
CMHI Finance BVI Co. Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.35%), 3.50%(k)		300	306,431
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		1,693	1,737,357
Pitney Bowes, Inc.
6.88%, 03/15/27(a)		3,070	3,242,687
7.25%, 03/15/29(a)		2,125	2,257,812

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Republic Services, Inc.
2.90%, 07/01/26	USD	2,994	$ 3,206,364
3.95%, 05/15/28		9,162	10,422,587
1.45%, 02/15/31		1,847	1,730,374
Waste Management, Inc.
1.15%, 03/15/28		10,160	9,843,917
2.00%, 06/01/29		2,735	2,764,099
2.95%, 06/01/41		3,279	3,377,971
Waste Pro U.S.A., Inc., 5.50%, 02/15/26(a)		878	906,315
			40,820,369
Communications Equipment — 0.2%
CommScope Technologies LLC, 6.00%, 06/15/25(a)		3,000	3,063,750
CommScope, Inc.
6.00%, 03/01/26(a)		2,000	2,111,400
8.25%, 03/01/27(a)		2,000	2,137,600
Juniper Networks, Inc., 2.00%, 12/10/30		4,462	4,263,104
Motorola Solutions, Inc.
4.60%, 05/23/29		10,242	11,941,470
2.75%, 05/24/31		12,750	13,013,777
5.50%, 09/01/44		6,050	7,880,211
			44,411,312
Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17(d)(e)(l)	CNH	340	—
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/24	USD	400	414,075
			414,075
Construction Materials — 0.0%
Cemex SAB de CV
5.20%, 09/17/30(a)		1,115	1,221,873
3.88%, 07/11/31(a)		2,848	2,880,752
			4,102,625
Consumer Finance — 0.6%
Alpha Holding SA de CV, 9.00%, 02/10/25(a)		3,084	549,916
Capital One Financial Corp.
4.75%, 07/15/21		546	546,882
3.90%, 01/29/24		11,689	12,615,003
Discover Bank, 3.45%, 07/27/26		2,008	2,192,040
Discover Financial Services, 4.50%, 01/30/26		4,031	4,550,776
General Motors Financial Co., Inc.
5.20%, 03/20/23		31,703	34,137,256
3.70%, 05/09/23		8,790	9,228,086
5.10%, 01/17/24		4,641	5,109,292
4.00%, 01/15/25		14,339	15,621,321
4.35%, 04/09/25		3,394	3,750,346
2.75%, 06/20/25		14,636	15,410,088
Hyundai Capital Services, Inc., 3.00%, 08/29/22(a)		7,790	7,978,907
Navient Corp.
6.50%, 06/15/22		1,588	1,655,808
7.25%, 09/25/23		925	1,020,969
5.88%, 10/25/24		865	933,119
6.75%, 06/25/25		908	1,005,347
6.75%, 06/15/26		894	997,927
Synchrony Financial
4.50%, 07/23/25		153	171,102
3.70%, 08/04/26		2,488	2,716,591
Security		Par (000)	Value
Consumer Finance (continued)
Toyota Motor Credit Corp.
2.15%, 02/13/30	USD	6,889	$ 7,060,804
1.65%, 01/10/31		3,914	3,820,085
			131,071,665
Containers & Packaging — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc., 5.25%, 08/15/27(a)		1,392	1,419,840
Ball Corp.
5.25%, 07/01/25		375	423,281
4.88%, 03/15/26		281	312,967
International Paper Co., 6.00%, 11/15/41		2,411	3,426,289
Klabin Austria GmbH, 3.20%, 01/12/31(a)		2,015	1,981,853
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/23(a)		1,262	1,360,903
			8,925,133
Diversified Consumer Services — 0.0%
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		575	583,625
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 04/03/26		5,250	5,765,610
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)		3,356	3,262,661
Azul Investments LLP
5.88%, 10/26/24(a)		1,759	1,702,932
7.25%, 06/15/26(a)		2,923	2,864,540
China Huadian Overseas Development 2018 Ltd., 3.38%(k)		2,165	2,230,356
CICC Hong Kong Finance 2016 MTN Ltd., 2.00%, 01/26/26		300	298,613
CNH Industrial Capital LLC, 4.20%, 01/15/24		23,825	25,780,625
Coastal Emerald Ltd., 4.30%(k)		1,190	1,185,389
DBS Group Holdings Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.92%), 3.30%(k)		300	308,156
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(a)		4,339	4,772,411
Easy Tactic Ltd.
9.13%, 07/28/22		400	395,950
12.38%, 11/18/22		200	202,250
8.63%, 02/27/24		830	733,409
European Union, 0.70%, 07/06/51	EUR	4,204	5,040,494
Fortune Star BVI Ltd.
5.95%, 01/29/23	USD	200	204,975
6.85%, 07/02/24		540	575,606
5.95%, 10/19/25		695	730,532
5.00%, 05/18/26		1,259	1,274,344
5.05%, 01/27/27		200	201,100
GE Capital International Funding Co., 4.42%, 11/15/35		14,634	17,538,578
Glencore Funding LLC
1.63%, 04/27/26(a)		11,551	11,590,238
2.50%, 09/01/30(a)		14,997	14,960,357
2.85%, 04/27/31(a)		7,334	7,458,200
Gohl Capital Ltd., 4.25%, 01/24/27		300	315,337
Grupo Aval Ltd., 4.38%, 02/04/30(a)		6,348	6,274,681
Hyundai Capital America
3.95%, 02/01/22(a)		3,655	3,727,233
2.38%, 02/10/23(a)		15,891	16,311,318
InRetail Consumer, 3.25%, 03/22/28(a)		1,985	1,952,644
Intercorp Peru Ltd., 3.88%, 08/15/29(a)		372	358,236

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Financial Services (continued)
Latam Finance Ltd., 6.88%, 04/11/24(e)(l)	USD	873	$ 811,890
Manappuram Finance Ltd., 5.90%, 01/13/23		400	412,700
Minejesa Capital BV, 4.63%, 08/10/30		200	211,772
Muthoot Finance Ltd., 4.40%, 09/02/23		436	447,663
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(a)		5,482	5,467,610
ORIX Corp., 2.90%, 07/18/22		4,137	4,244,521
Pacific National Finance Pty Ltd., 4.75%, 03/22/28		1,100	1,199,343
Pearl Holding III Ltd., 9.50%, 12/11/22		600	222,488
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		890	177,722
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 03/01/29(a)		3,343	3,301,212
Quicken Loans, Inc., 5.25%, 01/15/28(a)		1,818	1,908,900
RELX Capital, Inc.
3.50%, 03/16/23		6,730	7,056,601
4.00%, 03/18/29		11,279	12,811,041
3.00%, 05/22/30		15,042	16,071,041
Santos Finance Ltd., 5.25%, 03/13/29		1,500	1,706,323
Shell International Finance BV
3.88%, 11/13/28		540	619,179
2.38%, 11/07/29		13,627	14,143,765
2.75%, 04/06/30		6,013	6,409,476
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/22		636	650,660
5.10%, 07/16/23		861	872,193
Simpar Europe SA, 5.20%, 01/26/31(a)		3,105	3,174,862
Trust Fibra Uno
5.25%, 01/30/26(a)		2,025	2,268,000
6.39%, 01/15/50(a)		1,422	1,657,341
United Shore Financial Services LLC, 5.50%, 11/15/25(a)		9,586	9,926,591
XP, Inc., 3.25%, 07/01/26(a)		3,902	3,862,980
			237,652,649
Diversified Telecommunication Services — 1.8%
AT&T Inc.
0.00%, 11/27/22(a)(m)		36,000	35,705,164
3.80%, 02/15/27		1,021	1,138,498
4.25%, 03/01/27		3,251	3,688,028
1.65%, 02/01/28		4,794	4,758,299
4.35%, 03/01/29		13,151	15,226,977
4.30%, 02/15/30		2,876	3,324,154
2.75%, 06/01/31		20,495	21,304,317
2.25%, 02/01/32		5,347	5,247,866
4.50%, 05/15/35		14,952	17,550,952
2.60%, 05/19/38	EUR	5,000	6,789,166
4.90%, 06/15/42	USD	2,043	2,465,041
3.50%, 09/15/53(a)		13,342	13,404,314
3.55%, 09/15/55(a)		7,730	7,755,917
3.80%, 12/01/57(a)		5,915	6,162,735
3.65%, 09/15/59(a)		10,905	11,058,745
3.85%, 06/01/60		3,128	3,296,765
Avaya, Inc., 6.13%, 09/15/28(a)		3,800	4,067,140
Axtel SAB de CV, 6.38%, 11/14/24(a)		2,516	2,623,402
Connect Finco S.a.r.l/Connect U.S. Finco LLC, 6.75%, 10/01/26(a)		3,619	3,827,092
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.
8.75%, 05/25/24(a)		1,109	1,155,756
(6.00% Cash and 7.00% PIK), 13.00%, 12/31/25(a)(i)		608	612,222
8.00%, 12/31/26(a)(d)		443	431,511
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(a)	USD	6,698	$ 7,400,453
Frontier Communications Corp.
5.88%, 10/15/27(a)		2,000	2,142,500
5.00%, 05/01/28(a)		867	896,331
6.75%, 05/01/29(a)		4,632	4,925,067
Frontier Communications Holdings LLC, 5.88%, 11/01/29		168	171,323
Frontier Florida LLC, Series E, 6.86%, 02/01/28		2,150	2,343,500
Frontier North, Inc., Series G, 6.73%, 02/15/28		1,500	1,620,615
Globe Telecom, Inc.
2.50%, 07/23/30		221	211,608
3.00%, 07/23/35		460	425,874
Level 3 Financing, Inc.
5.25%, 03/15/26		1,411	1,454,050
4.63%, 09/15/27(a)		375	389,220
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(a)		2,632	2,683,817
Lumen Technologies, Inc.
4.00%, 02/15/27(a)		365	372,300
5.38%, 06/15/29(a)		4,120	4,179,266
Network i2i Ltd., 5.65%(k)		1,294	1,381,345
Oi SA, (10.00% Cash or 12.00% (8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(i)		4,779	4,901,342
UPC Holding BV, 5.50%, 01/15/28(a)		929	973,127
VEON Holdings BV, 3.38%, 11/25/27(a)		3,501	3,522,006
Verizon Communications, Inc.
4.13%, 03/16/27		10,918	12,433,843
2.10%, 03/22/28		12,636	12,900,285
4.33%, 09/21/28		6,969	8,108,713
3.88%, 02/08/29		9,803	11,199,253
4.02%, 12/03/29		9,325	10,692,213
3.15%, 03/22/30		18,389	19,855,913
1.50%, 09/18/30		15,867	15,160,622
1.68%, 10/30/30		9,631	9,196,188
1.75%, 01/20/31		16,931	16,225,623
2.55%, 03/21/31		309	315,837
4.27%, 01/15/36		24,766	29,467,208
4.86%, 08/21/46		7,182	9,291,992
3.55%, 03/22/51		3,586	3,831,163
3.70%, 03/22/61		11,835	12,675,978
Ziggo BV
5.50%, 01/15/27(a)		2,921	3,034,919
4.88%, 01/15/30(a)		861	882,525
			386,860,080
Electric Utilities — 2.3%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30		1,919	1,922,958
Adani Transmission Ltd.
4.00%, 08/03/26		332	347,625
4.25%, 05/21/36		786	802,799
AEP Texas, Inc.
3.95%, 06/01/28		10,571	11,908,521
3.45%, 05/15/51		5,324	5,501,134
Series H, 3.45%, 01/15/50		1,440	1,488,561
AEP Transmission Co. LLC
4.25%, 09/15/48		2,195	2,702,301
3.80%, 06/15/49(g)		4,475	5,165,200
3.15%, 09/15/49		3,515	3,661,030
Series M, 3.65%, 04/01/50		5,215	5,898,133
Alabama Power Co.
3.75%, 03/01/45		6,806	7,700,447
3.45%, 10/01/49		1,012	1,098,414

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Alabama Power Co.
3.13%, 07/15/51	USD	1,800	$ 1,844,577
Baltimore Gas & Electric Co.
2.25%, 06/15/31		1,896	1,914,028
3.50%, 08/15/46		4,197	4,633,256
3.75%, 08/15/47		2,530	2,898,208
3.20%, 09/15/49		3,823	3,999,370
2.90%, 06/15/50		4,364	4,344,670
Capex SA, 6.88%, 05/15/24(a)		1,396	1,287,636
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31		3,260	3,342,270
3.35%, 04/01/51		7,416	8,126,866
Commonwealth Edison Co.
4.70%, 01/15/44		3,000	3,854,948
3.13%, 03/15/51		3,050	3,183,781
DTE Electric Co.
3.95%, 03/01/49		3,229	3,903,332
3.25%, 04/01/51		3,142	3,402,155
Series A, 4.05%, 05/15/48		6,639	8,071,779
Duke Energy Carolinas LLC
3.95%, 11/15/28		1,701	1,948,529
2.45%, 02/01/30		3,408	3,520,393
3.88%, 03/15/46		3,172	3,658,526
3.70%, 12/01/47		5,364	6,046,875
3.45%, 04/15/51		4,349	4,822,003
Duke Energy Florida LLC
3.80%, 07/15/28		2,807	3,180,963
2.50%, 12/01/29		21,814	22,859,237
3.40%, 10/01/46		2,103	2,288,048
Duke Energy Ohio, Inc., 3.65%, 02/01/29		3,743	4,168,266
Duke Energy Progress LLC, 3.45%, 03/15/29		12,906	14,296,126
Edison International
2.40%, 09/15/22		139	141,457
3.13%, 11/15/22		10	10,300
3.55%, 11/15/24		3,527	3,748,695
4.95%, 04/15/25		4,907	5,432,710
Entergy Arkansas LLC
4.20%, 04/01/49		24	29,131
3.35%, 06/15/52		3,202	3,418,895
Entergy Louisiana LLC, 4.20%, 09/01/48		7,609	9,236,683
Exelon Corp.
5.10%, 06/15/45		1,023	1,336,499
4.45%, 04/15/46		3,952	4,791,055
FEL Energy VI Sarl, 5.75%, 12/01/40		5,665	5,999,239
FirstEnergy Corp.
2.05%, 03/01/25		1,392	1,402,440
2.65%, 03/01/30		7,667	7,636,102
Series B, 4.40%, 07/15/27		9,423	10,247,512
Series B, 2.25%, 09/01/30		2,734	2,621,411
Series C, 3.40%, 03/01/50		4,237	4,141,667
FirstEnergy Transmission LLC
4.35%, 01/15/25(a)		13,860	15,206,087
5.45%, 07/15/44(a)		1,121	1,398,735
4.55%, 04/01/49(a)		16,508	19,361,616
Florida Power & Light Co.
3.70%, 12/01/47		5,538	6,513,571
3.95%, 03/01/48		7,001	8,504,045
4.13%, 06/01/48		2,000	2,491,243
3.15%, 10/01/49		12,142	13,194,351
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(a)		4,333	3,205,066
Security		Par (000)	Value
Electric Utilities (continued)
Huachen Energy Co. Ltd., 6.63%, 05/18/20(e)(l)	USD	200	$ 76,938
India Green Power Holdings, 4.00%, 02/22/27		880	882,640
ITC Holdings Corp., 2.70%, 11/15/22		3,406	3,501,449
LLPL Capital Pte Ltd., 6.88%, 02/04/39		593	689,241
MidAmerican Energy Co.
3.10%, 05/01/27		390	426,053
3.65%, 04/15/29		13,756	15,554,504
3.65%, 08/01/48		1,020	1,163,538
4.25%, 07/15/49		4,426	5,563,162
3.15%, 04/15/50		3,370	3,599,421
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)		1,403	1,578,901
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		1,152	1,153,296
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/28		2,829	2,859,387
Northern States Power Co.
2.25%, 04/01/31		10	10,291
3.40%, 08/15/42		1,064	1,178,509
2.90%, 03/01/50		2,475	2,524,701
2.60%, 06/01/51		2,448	2,325,134
3.20%, 04/01/52		2,500	2,663,151
NRG Energy, Inc., 2.45%, 12/02/27(a)		13,282	13,367,423
NSTAR Electric Co., 3.95%, 04/01/30		2,510	2,887,552
Ohio Power Co.
1.63%, 01/15/31		2,624	2,515,111
4.00%, 06/01/49		3,666	4,308,355
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		5,350	6,049,737
3.80%, 09/30/47		2,314	2,704,164
4.10%, 11/15/48		606	738,284
3.80%, 06/01/49		3,582	4,256,599
3.10%, 09/15/49		3,583	3,766,791
PECO Energy Co., 3.05%, 03/15/51		6,773	7,075,178
Public Service Electric and Gas Co.
3.65%, 09/01/28		6,843	7,686,766
3.85%, 05/01/49		3,410	4,063,224
Southern California Edison Co.
1.85%, 02/01/22		1,203	1,203,477
2.25%, 06/01/30		16,784	16,502,567
Series A, 4.20%, 03/01/29		1,808	2,039,081
Series E, 3.70%, 08/01/25		10,666	11,617,388
Southwestern Public Service Co., 3.15%, 05/01/50		8,586	8,969,090
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak
4.85%, 10/14/38(a)		3,000	3,297,750
4.85%, 10/14/38		2,225	2,445,831
Tampa Electric Co.
4.30%, 06/15/48		1,207	1,484,022
4.45%, 06/15/49		2,671	3,375,115
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		18,145	19,615,184
Vistra Operations Co. LLC
5.50%, 09/01/26(a)		1,847	1,904,719
5.63%, 02/15/27(a)		2,393	2,482,738
5.00%, 07/31/27(a)		2,388	2,451,592
4.30%, 07/15/29(a)		13,729	14,922,307
			497,341,836

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electrical Equipment — 0.1%
Carrier Global Corp., 2.24%, 02/15/25	USD	25,571	$ 26,587,947
Suzlon Energy Ltd., (1.25% Cash and 2.75% PIK), Series SUEL, 4.00%, 08/17/32(d)(i)(j)		160	240,000
			26,827,947
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc., 4.38%, 11/15/57		3,213	3,828,297
Energy Equipment & Services — 0.1%
Bristow Group, Inc., 6.88%, 03/01/28(a)		2,675	2,728,500
Hilong Holding Ltd., 9.75%, 11/18/24		258	227,040
Pioneer Energy Services Corp.
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25(a)(d)(i)		2,873	2,894,842
(5.00% Cash or 5.00% PIK), 5.00%, 11/15/25(a)(d)(i)(j)		2,133	2,367,537
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(a)		6,393	6,616,962
Transocean Proteus Ltd., 6.25%, 12/01/24(a)		642	648,268
			15,483,149
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.
5.00%, 02/15/24		4,536	5,030,626
3.38%, 05/15/24		10	10,695
2.40%, 03/15/25		18,526	19,356,736
3.95%, 03/15/29		1,825	2,047,436
3.80%, 08/15/29		12,257	13,656,996
2.10%, 06/15/30		1,794	1,764,204
Boston Properties LP, 3.13%, 09/01/23		245	256,896
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23		2,211	2,340,508
Crown Castle International Corp.
1.35%, 07/15/25		2,608	2,625,751
4.45%, 02/15/26		2,370	2,677,913
3.70%, 06/15/26		1,551	1,705,574
1.05%, 07/15/26		4,347	4,245,484
3.10%, 11/15/29		16,276	17,268,175
3.30%, 07/01/30		6,417	6,874,490
2.25%, 01/15/31		3,936	3,884,943
2.10%, 04/01/31		2,960	2,884,595
4.00%, 11/15/49		3,044	3,378,961
Digital Dutch Finco BV
1.50%, 03/15/30	EUR	6,150	7,692,626
1.00%, 01/15/32		5,050	5,926,708
Duke Realty LP, 1.75%, 02/01/31	USD	12,762	12,241,315
Equinix, Inc.
1.25%, 07/15/25		2,633	2,639,314
1.00%, 09/15/25		11,613	11,530,340
2.15%, 07/15/30		5,046	5,013,788
2.50%, 05/15/31		3,391	3,448,743
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26		3,120	3,591,151
5.75%, 06/01/28		3,074	3,657,625
4.00%, 01/15/30		6,163	6,614,810
4.00%, 01/15/31		11,274	12,147,510
Iron Mountain, Inc.
4.88%, 09/15/27(a)		1,135	1,176,603
5.00%, 07/15/28(a)		3,500	3,632,825
LMIRT Capital Pte Ltd.
7.25%, 06/19/24		200	208,290
7.50%, 02/09/26		377	388,310
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		3,915	4,239,759
Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.50%, 09/01/26	USD	1,086	$ 1,159,305
5.75%, 02/01/27		3,217	3,579,299
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26		188	193,640
5.00%, 10/15/27		2,573	2,727,612
4.63%, 08/01/29		337	360,745
National Retail Properties, Inc.
2.50%, 04/15/30(g)		4,195	4,263,839
3.50%, 04/15/51		4,147	4,340,073
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)		5,230	5,410,173
Prologis Euro Finance LLC, 1.50%, 09/10/49	EUR	7,300	8,526,031
Realty Income Corp.
3.00%, 01/15/27	USD	95	102,630
3.25%, 01/15/31		6,356	6,924,473
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		1,480	1,520,034
Service Properties Trust
5.00%, 08/15/22		4,481	4,528,050
4.50%, 06/15/23		7,725	7,918,125
4.35%, 10/01/24		945	951,615
7.50%, 09/15/25		1,479	1,674,521
5.50%, 12/15/27		790	843,112
VICI Properties LP/VICI Note Co., Inc.
3.50%, 02/15/25(a)		25,826	26,335,805
4.25%, 12/01/26(a)		13,422	13,961,833
3.75%, 02/15/27(a)		4,159	4,230,202
4.63%, 12/01/29(a)		375	398,437
4.13%, 08/15/30(a)		4,951	5,083,786
XHR LP
6.38%, 08/15/25(a)		1,392	1,480,740
4.88%, 06/01/29(a)		804	830,130
			281,503,910
Food & Staples Retailing — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23(a)		1,420	1,457,644
5.75%, 03/15/25		770	787,325
7.50%, 03/15/26(a)		2,297	2,520,958
4.63%, 01/15/27(a)		506	529,251
5.88%, 02/15/28(a)		2,339	2,520,027
4.88%, 02/15/30(a)		375	399,941
Alimentation Couche-Tard, Inc., 3.55%, 07/26/27(a)		9,896	10,876,025
CVS Health Corp.
3.25%, 08/15/29		23,988	26,027,966
3.75%, 04/01/30		28,683	32,098,287
5.13%, 07/20/45		12,144	15,795,094
5.05%, 03/25/48		5,400	7,013,929
Performance Food Group, Inc., 5.50%, 10/15/27(a)		1,891	1,987,346
			102,013,793
Food Products — 0.2%
BRF GmbH, 4.35%, 09/29/26(a)		2,245	2,361,880
BRF SA
4.88%, 01/24/30(a)		594	621,770
5.75%, 09/21/50(a)		3,269	3,352,359
CP Foods Capital Ltd., 0.50%, 06/18/25(j)		400	407,840

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Darling Ingredients, Inc., 5.25%, 04/15/27(a)	USD	924	$ 970,200
Indofood CBP Sukses Makmur Tbk PT, 3.40%, 06/09/31		750	759,223
JBS Investments II GmbH
7.00%, 01/15/26(a)		1,862	1,973,720
5.75%, 01/15/28(a)		1,372	1,467,656
JBS U.S.A. LUX SA/JBS U.S.A. Finance, Inc., 6.75%, 02/15/28(a)		1,739	1,902,031
JBS U.S.A. LUX SA/JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.
6.50%, 04/15/29(a)		2,715	3,051,008
5.50%, 01/15/30(a)		468	523,402
Knight Castle Investments Ltd., 7.99%, 01/23/22(e)(l)		700	490,000
Lamb Weston Holdings, Inc.
4.63%, 11/01/24(a)		1,519	1,571,831
4.88%, 11/01/26(a)		1,526	1,577,503
MHP Lux SA, 6.25%, 09/19/29(a)		594	590,585
Mondelez International, Inc., 2.75%, 04/13/30		7,714	8,125,474
Pilgrim’s Pride Corp., 5.88%, 09/30/27(a)		3,121	3,323,865
Post Holdings, Inc.
5.75%, 03/01/27(a)		2,337	2,445,086
5.63%, 01/15/28(a)		1,713	1,815,780
5.50%, 12/15/29(a)		1,354	1,450,473
Zhou Hei Ya International Holdings Co. Ltd., 1.00%, 11/05/25(j)	HKD	3,000	420,884
			39,202,570
Gas Utilities — 0.1%
Atmos Energy Corp.
4.13%, 03/15/49	USD	206	248,835
3.38%, 09/15/49		2,876	3,105,375
ONE Gas, Inc., 2.00%, 05/15/30		2,235	2,197,743
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31		4,895	4,971,690
3.64%, 11/01/46		427	459,295
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/29(a)		790	779,276
3.75%, 10/16/29		1,460	1,440,180
			13,202,394
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp., 2.65%, 06/01/30		7,654	7,916,603
Medtronic Global Holdings SCA
1.50%, 07/02/39	EUR	3,660	4,547,047
1.38%, 10/15/40		570	687,734
1.75%, 07/02/49		3,500	4,409,383
Teleflex, Inc., 4.63%, 11/15/27	USD	912	971,453
			18,532,220
Health Care Providers & Services — 1.1%
Aetna, Inc., 4.50%, 05/15/42		2,558	3,056,154
AMN Healthcare, Inc., 4.63%, 10/01/27(a)		2,029	2,108,537
Anthem, Inc.
3.65%, 12/01/27		7,853	8,789,179
3.60%, 03/15/51		6,840	7,518,250
Centene Corp.
5.38%, 06/01/26(a)		3,326	3,475,670
5.38%, 08/15/26(a)		1,367	1,428,515
4.25%, 12/15/27		4,537	4,780,864
2.45%, 07/15/28		7,276	7,374,226
4.63%, 12/15/29		1,312	1,442,898
Cigna Corp.
3.25%, 04/15/25		4,621	4,981,851
Security		Par (000)	Value
Health Care Providers & Services (continued)
Cigna Corp.
3.40%, 03/01/27	USD	13,803	$ 15,137,033
4.38%, 10/15/28		16,414	19,090,011
DaVita, Inc., 4.63%, 06/01/30(a)		6,689	6,877,764
DH Europe Finance II S.a.r.l, 1.80%, 09/18/49	EUR	3,600	4,468,868
Encompass Health Corp.
4.50%, 02/01/28	USD	861	893,262
4.75%, 02/01/30		868	922,250
HCA, Inc.
4.75%, 05/01/23		17,963	19,247,051
5.00%, 03/15/24		15,322	16,929,659
5.38%, 02/01/25		974	1,098,672
5.25%, 04/15/25		25,240	28,876,289
5.88%, 02/15/26		563	650,631
5.25%, 06/15/26		7,190	8,322,854
5.38%, 09/01/26		375	431,531
5.63%, 09/01/28		563	667,155
5.88%, 02/01/29		375	452,813
Humana, Inc.
4.50%, 04/01/25		4,430	4,960,136
4.88%, 04/01/30		2,923	3,526,457
Molina Healthcare, Inc., 5.38%, 11/15/22		1,295	1,354,894
Select Medical Corp., 6.25%, 08/15/26(a)		16,279	17,337,461
Tenet Healthcare Corp.
4.63%, 07/15/24		2,636	2,674,749
4.63%, 09/01/24(a)		1,089	1,117,706
4.88%, 01/01/26(a)		3,767	3,907,132
6.25%, 02/01/27(a)		5,486	5,726,012
5.13%, 11/01/27(a)		563	590,446
4.63%, 06/15/28(a)		511	525,921
4.25%, 06/01/29(a)		4,997	5,059,462
UnitedHealth Group, Inc.
1.15%, 05/15/26		3,040	3,039,897
2.75%, 05/15/40		8,119	8,222,154
4.63%, 11/15/41		3,918	4,990,554
4.75%, 07/15/45		6,263	8,204,207
3.75%, 10/15/47		1,148	1,318,971
3.25%, 05/15/51		2,104	2,244,478
			243,822,624
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/28(a)		281	284,513
Affinity Gaming, 6.88%, 12/15/27(a)		2,092	2,220,135
Aramark Services, Inc., 5.00%, 02/01/28(a)		2,110	2,209,592
Boyd Gaming Corp., 8.63%, 06/01/25(a)		1,656	1,825,525
Caesars Entertainment, Inc.
6.25%, 07/01/25(a)		13,890	14,723,400
8.13%, 07/01/27(a)		4,331	4,816,938
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(a)		2,921	2,957,512
Carnival Corp., 11.50%, 04/01/23(a)		2,510	2,824,754
Cedar Fair LP, 5.25%, 07/15/29		1,826	1,880,780
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(a)		5,332	5,565,275
5.38%, 04/15/27		1,820	1,874,600
Champion Path Holdings Ltd.
4.50%, 01/27/26		620	644,800
4.85%, 01/27/28		200	208,475
Churchill Downs, Inc.
5.50%, 04/01/27(a)		2,174	2,265,431

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.
4.75%, 01/15/28(a)	USD	1,068	$ 1,105,070
Colt Merger Sub, Inc., 5.75%, 07/01/25(a)		2,601	2,740,804
Golden Nugget, Inc., 6.75%, 10/15/24(a)		3,550	3,586,281
Haidilao International Holding Ltd., 2.15%, 01/14/26		970	958,302
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30		375	400,313
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		1,099	1,145,707
HIS Co. Ltd., 0.00%, 11/15/24(j)(m)	JPY	40,000	300,194
International Game Technology PLC
6.50%, 02/15/25(a)	USD	2,149	2,409,566
6.25%, 01/15/27(a)		248	282,720
Marriott International, Inc.
4.63%, 06/15/30		2,084	2,400,147
2.85%, 04/15/31		4,417	4,485,422
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(a)		3,879	4,125,123
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		1,420	1,475,025
McDonald’s Corp.
2.13%, 03/01/30		3,710	3,750,649
3.60%, 07/01/30		8,935	10,047,176
4.60%, 05/26/45		2,222	2,770,496
4.88%, 12/09/45		5,602	7,216,319
4.45%, 09/01/48		2,753	3,425,744
Melco Resorts Finance Ltd.
5.63%, 07/17/27		200	209,100
5.38%, 12/04/29(a)		337	354,334
MGM China Holdings Ltd.
5.38%, 05/15/24(a)		1,357	1,392,452
5.88%, 05/15/26(a)		1,371	1,436,380
5.88%, 05/15/26		200	209,538
4.75%, 02/01/27		600	614,250
MGM Resorts International
5.75%, 06/15/25		246	271,277
4.63%, 09/01/26		144	152,100
5.50%, 04/15/27		245	268,888
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)		3,762	3,766,702
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/27(a)		9,165	9,843,210
REXLot Holdings Ltd., 4.50%, 04/17/19(e)(j)(l)	HKD	1,161	1,495
Sands China Ltd., 4.38%, 06/18/30	USD	1,962	2,126,671
Scientific Games International, Inc., 5.00%, 10/15/25(a)		2,586	2,670,045
SeaWorld Parks & Entertainment, Inc.
8.75%, 05/01/25(a)		4,134	4,478,776
9.50%, 08/01/25(a)		1,587	1,702,057
Starbucks Corp.
2.25%, 03/12/30		6,381	6,455,656
2.55%, 11/15/30		8,838	9,157,505
Station Casinos LLC, 5.00%, 10/01/25(a)		791	802,865
Studio City Finance Ltd., 5.00%, 01/15/29(a)		490	494,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/25(a)		3,906	4,206,215
5.25%, 05/15/27(a)		1,947	2,091,273
Wynn Macau Ltd.
4.88%, 10/01/24(a)		2,345	2,377,683
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd.
5.50%, 01/15/26	USD	400	$ 417,825
5.50%, 10/01/27(a)		1,577	1,636,926
5.50%, 10/01/27		400	415,200
5.13%, 12/15/29(a)		375	386,250
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.75%, 04/15/25(a)		5,371	5,787,252
5.13%, 10/01/29(a)		4,231	4,468,994
			165,122,107
Household Durables — 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.
9.88%, 04/01/27(a)		3,448	3,853,140
6.63%, 01/15/28(a)		6,260	6,666,900
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		4,961	5,508,298
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27(a)		2,160	2,281,500
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)		1,551	1,562,632
Century Communities, Inc., 6.75%, 06/01/27		6,598	7,002,127
Homes by West Bay LLC, 9.50%, 04/30/27(d)		7,801	7,644,980
Lennar Corp.
4.13%, 01/15/22		848	856,480
4.50%, 04/30/24		962	1,052,187
4.75%, 05/30/25		188	210,795
5.25%, 06/01/26		10,440	12,116,560
4.75%, 11/29/27		337	389,528
LGI Homes, Inc., 6.88%, 07/15/26(a)		1,069	1,108,039
M/I Homes, Inc., 4.95%, 02/01/28		5,263	5,490,625
Mattamy Group Corp.
5.25%, 12/15/27(a)		2,999	3,133,955
4.63%, 03/01/30(a)		3,535	3,611,002
New Home Co., Inc., 7.25%, 10/15/25(a)		1,272	1,347,938
PulteGroup, Inc.
5.50%, 03/01/26		193	225,328
5.00%, 01/15/27		288	336,810
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)		188	212,675
Toll Brothers Finance Corp., 4.38%, 04/15/23		624	650,520
TRI Pointe Group, Inc.
5.25%, 06/01/27		2,378	2,580,130
5.70%, 06/15/28		333	367,132
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		1,891	1,957,185
			70,166,466
Household Products — 0.0%
Spectrum Brands, Inc., 5.75%, 07/15/25		1,533	1,570,942
Independent Power and Renewable Electricity Producers — 0.2%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24		436	461,016
Calpine Corp., 4.50%, 02/15/28(a)		15,793	16,108,860
Colbun SA, 3.15%, 03/06/30(a)		675	688,416
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/27(a)		2,175	2,227,064
4.50%, 02/09/27		381	390,120
Genneia SA, 8.75%, 01/20/22		2,840	2,749,120
India Green Energy Holdings, 5.38%, 04/29/24(a)		1,650	1,727,859
NRG Energy, Inc.
7.25%, 05/15/26		1,876	1,944,671

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc.
6.63%, 01/15/27	USD	2,267	$ 2,346,844
5.75%, 01/15/28		1,521	1,619,865
4.45%, 06/15/29(a)		1,962	2,165,615
5.25%, 06/15/29(a)		1,362	1,448,827
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27(a)		607	623,692
ReNew Power Pvt Ltd., 5.88%, 03/05/27		200	212,975
ReNew Power Synthetic, 6.67%, 03/12/24		1,000	1,049,562
Renewable Energy Group, Inc., 5.88%, 06/01/28(a)		807	846,341
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(a)		177	202,312
Stoneway Capital Corp.
10.00%, 03/01/27(e)(l)		4,059	1,097,098
10.00%, 03/01/27(a)(e)(l)		4,327	1,169,631
Talen Energy Supply LLC, 6.50%, 06/01/25		1,999	1,343,488
			40,423,376
Industrial Conglomerates — 0.0%
3M Co., 3.70%, 04/15/50		2,042	2,406,120
General Electric Co.
4.25%, 05/01/40		24	28,046
4.50%, 03/11/44		76	92,132
Grupo KUO SAB De CV, 5.75%, 07/07/27(a)		2,142	2,235,445
Roper Technologies, Inc., 2.95%, 09/15/29		4,177	4,466,025
			9,227,768
Insurance — 0.4%
Ambac Assurance Corp., 5.10%(a)(k)		462	648,239
Ambac LSNI LLC, (3 mo. LIBOR US + 5.00%), 6.00%, 02/12/23(a)(c)		2,476	2,476,357
American International Group, Inc.
3.40%, 06/30/30		11,346	12,442,044
4.50%, 07/16/44		5,835	7,082,179
4.38%, 01/15/55		3,445	4,172,878
Aon Corp.
4.50%, 12/15/28		9,057	10,590,042
3.75%, 05/02/29		13,865	15,601,795
2.80%, 05/15/30		9,283	9,745,477
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26		585	589,371
Marsh & McLennan Cos., Inc.
1.35%, 09/21/26	EUR	4,390	5,497,007
1.98%, 03/21/30		3,035	4,003,611
2.25%, 11/15/30	USD	15,034	15,227,227
QBE Insurance Group Ltd., 5.88%, 06/17/46		450	498,668
Sitka Holdings LLC, (3 mo. LIBOR US + 4.50%), 4.64%, 07/06/26(a)(c)		5,435	5,427,761
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		229	220,241
Willis North America, Inc., 3.60%, 05/15/24		2,050	2,202,159
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25		700	699,694
3.50%, 03/08/26		1,200	1,209,975
			98,334,725
Interactive Media & Services — 0.0%
Baidu, Inc., 4.38%, 05/14/24		3,320	3,620,726
Tencent Holdings Ltd., 3.24%, 06/03/50		2,350	2,279,206
			5,899,932
Internet & Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd., 3.60%, 11/28/24		5,095	5,524,254
Amazon.com, Inc.
1.65%, 05/12/28		3,265	3,292,874
Security		Par (000)	Value
Internet & Direct Marketing Retail (continued)
Amazon.com, Inc.
3.88%, 08/22/37	USD	2,469	$ 2,944,160
2.50%, 06/03/50		14,819	14,002,505
Baozun, Inc., 1.63%, 05/01/24(j)		258	260,096
eBay, Inc., 1.40%, 05/10/26		13,236	13,280,811
Expedia Group, Inc.
6.25%, 05/01/25(a)		5,344	6,216,435
3.25%, 02/15/30		7,853	8,202,826
JD.com, Inc., 3.38%, 01/14/30		300	320,091
Netflix, Inc.
4.88%, 04/15/28		600	697,500
6.38%, 05/15/29		300	383,175
5.38%, 11/15/29(a)		337	409,319
4.88%, 06/15/30(a)		375	445,988
			55,980,034
IT Services — 0.9%
21Vianet Group, Inc., 7.88%, 10/15/21		685	684,486
Atento Luxco 1 SA, 8.00%, 02/10/26(a)		1,010	1,096,986
Fidelity National Information Services, Inc.
1.00%, 12/03/28	EUR	10,500	12,804,538
2.95%, 05/21/39		4,400	6,366,525
Fiserv, Inc.
3.20%, 07/01/26	USD	3,974	4,300,574
2.25%, 06/01/27		4,331	4,492,684
4.20%, 10/01/28		2,473	2,842,803
3.50%, 07/01/29		28,912	31,813,087
2.65%, 06/01/30		2,076	2,149,442
Global Payments, Inc.
4.80%, 04/01/26		13,857	15,842,848
4.45%, 06/01/28		2,703	3,113,363
3.20%, 08/15/29		7,871	8,424,811
International Business Machines Corp.
3.30%, 05/15/26		18,911	20,803,255
1.95%, 05/15/30		25,671	25,635,601
2.85%, 05/15/40		3,712	3,772,435
Leidos, Inc., 4.38%, 05/15/30		16,819	19,098,479
Mastercard, Inc., 2.95%, 06/01/29		14,690	16,034,918
PayPal Holdings, Inc.
1.65%, 06/01/25		6,350	6,517,003
2.65%, 10/01/26		28	30,069
Visa, Inc.
4.15%, 12/14/35		7,727	9,499,476
2.70%, 04/15/40		5,741	5,934,644
			201,258,027
Leisure Products — 0.1%
Hasbro, Inc., 2.60%, 11/19/22		12,338	12,693,641
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.
3.05%, 09/22/26		9,644	10,399,976
2.75%, 09/15/29		5,154	5,388,234
2.10%, 06/04/30		3,339	3,303,511
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)		647	668,836
IQVIA, Inc.
5.00%, 10/15/26(a)		1,924	1,991,340
5.00%, 05/15/27(a)		2,027	2,123,283
Thermo Fisher Scientific, Inc.
4.50%, 03/25/30		6,794	8,089,735
1.88%, 10/01/49	EUR	7,400	9,328,224
			41,293,139

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery — 0.1%
China Conch Venture Holdings International Ltd., 0.00%, 09/05/23(j)(m)	HKD	6,000	$ 847,358
Deere & Co., 3.75%, 04/15/50	USD	1,863	2,252,309
HTA Group Ltd., 7.00%, 12/18/25(a)		2,290	2,430,692
Otis Worldwide Corp., 2.57%, 02/15/30		7,771	8,048,018
Parker-Hannifin Corp., 2.70%, 06/14/24		2,526	2,661,427
Vertical U.S. Newco, Inc., 5.25%, 07/15/27(a)		5,290	5,574,337
			21,814,141
Media — 1.5%
Altice France SA
7.38%, 05/01/26(a)		4,253	4,422,822
8.13%, 02/01/27(a)		3,312	3,608,424
5.50%, 01/15/28(a)		1,887	1,958,140
AMC Networks, Inc.
5.00%, 04/01/24		826	836,507
4.75%, 08/01/25		1,430	1,468,181
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 02/15/26(a)		1,789	1,849,039
5.50%, 05/01/26(a)		2,128	2,200,139
5.13%, 05/01/27(a)		5,229	5,484,698
5.00%, 02/01/28(a)		4,981	5,223,824
5.38%, 06/01/29(a)		2,201	2,405,913
4.75%, 03/01/30(a)		2,545	2,691,337
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35		1,669	2,230,897
6.48%, 10/23/45		18,393	25,330,502
5.38%, 05/01/47		11,668	14,298,087
5.75%, 04/01/48		42	53,455
5.13%, 07/01/49		11,527	13,727,511
4.80%, 03/01/50		2,630	3,020,684
4.40%, 12/01/61		10,116	10,869,494
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(a)		2,537	2,600,983
Comcast Corp.
3.30%, 02/01/27		3,885	4,269,326
3.30%, 04/01/27		290	319,615
2.65%, 02/01/30		12,141	12,780,456
3.40%, 04/01/30		23,398	25,827,774
4.25%, 10/15/30		2,142	2,519,287
1.95%, 01/15/31		32,836	32,370,488
3.20%, 07/15/36		2,567	2,754,085
3.90%, 03/01/38		11,314	13,018,861
4.60%, 08/15/45		9	11,297
3.40%, 07/15/46		6,070	6,475,083
4.00%, 08/15/47		445	519,424
3.97%, 11/01/47		8,345	9,715,540
3.45%, 02/01/50		4,000	4,316,347
2.80%, 01/15/51		2,984	2,870,995
2.45%, 08/15/52		6,759	6,105,976
Cox Communications, Inc.
3.15%, 08/15/24(a)		6,590	7,030,029
3.60%, 06/15/51(a)		4,893	5,152,465
CSC Holdings LLC
7.50%, 04/01/28(a)		1,995	2,189,513
5.75%, 01/15/30(a)		4,044	4,200,705
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)		1,143	740,093
Discovery Communications LLC
1.90%, 03/19/27	EUR	10,803	13,700,851
4.13%, 05/15/29	USD	292	326,935
Security		Par (000)	Value
Media (continued)
Gray Television, Inc.
5.88%, 07/15/26(a)	USD	2,577	$ 2,660,752
7.00%, 05/15/27(a)		1,416	1,531,050
iHeartCommunications, Inc.
6.38%, 05/01/26		1,542	1,640,072
5.25%, 08/15/27(a)		1,379	1,441,607
4.75%, 01/15/28(a)		188	193,405
Interpublic Group of Cos., Inc., 4.75%, 03/30/30		1,828	2,158,032
Kakao Corp., 0.00%, 04/28/23(j)(m)		200	341,704
Lamar Media Corp., 3.75%, 02/15/28		225	228,938
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)		1,184	1,244,680
Meredith Corp., 6.88%, 02/01/26		2,871	2,985,840
Nexstar Broadcasting, Inc.
5.63%, 07/15/27(a)		2,020	2,141,200
4.75%, 11/01/28(a)		2,573	2,643,758
Nielsen Co. Luxembourg S.a.r.l, 5.00%, 02/01/25(a)		847	871,351
Omnicom Group, Inc., 2.45%, 04/30/30		2,639	2,680,585
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27(a)		2,365	2,448,697
4.63%, 03/15/30(a)		188	190,820
Sirius XM Radio, Inc.
4.63%, 07/15/24(a)		2,707	2,778,465
5.38%, 07/15/26(a)		1,457	1,504,353
5.00%, 08/01/27(a)		2,765	2,897,029
5.50%, 07/01/29(a)		2,318	2,525,925
TEGNA, Inc.
4.63%, 03/15/28		4,237	4,395,887
5.00%, 09/15/29		412	431,150
ViacomCBS, Inc.
4.38%, 03/15/43		3,745	4,333,179
5.85%, 09/01/43		5,643	7,731,562
VTR Comunicaciones SpA
5.13%, 01/15/28(a)		1,334	1,389,428
4.38%, 04/15/29(a)		2,585	2,581,510
Walt Disney Co.
2.75%, 09/01/49		7,330	7,234,342
4.70%, 03/23/50		4,729	6,306,031
3.60%, 01/13/51		2,107	2,388,300
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)		1,117	1,167,265
			334,562,699
Metals & Mining — 0.2%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24		200	215,663
5.45%, 01/24/28		952	1,024,038
Anglo American Capital PLC, 5.63%, 04/01/30(a)		6,417	7,886,686
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		1,102	1,141,121
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27(a)		225	244,688
Freeport-McMoRan, Inc.
5.00%, 09/01/27		225	237,656
5.25%, 09/01/29		225	248,344
Metinvest BV, 8.50%, 04/23/26(a)		594	675,230
Mongolian Mining Corp./Energy Resources LLC, 9.25%, 04/15/24		218	201,650
Newmont Corp.
2.80%, 10/01/29		4,682	4,932,821
2.25%, 10/01/30		4,592	4,579,456

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining (continued)
Nucor Corp., 3.95%, 05/01/28	USD	4,682	$ 5,330,866
Periama Holdings LLC, 5.95%, 04/19/26		1,149	1,247,239
Steel Dynamics, Inc., 2.80%, 12/15/24		3,750	3,957,963
Vale Overseas Ltd., 3.75%, 07/08/30		2,475	2,632,162
Vedanta Resources Finance II PLC
8.00%, 04/23/23		900	851,231
13.88%, 01/21/24		574	623,938
8.95%, 03/11/25(a)		5,450	5,341,000
8.95%, 03/11/25		473	463,540
			41,835,292
Multiline Retail — 0.0%
Dollar General Corp., 4.13%, 04/03/50		6	7,029
Grupo Axo SAPI de CV, 5.75%, 06/08/26(a)		1,338	1,333,317
Macy’s, Inc., 8.38%, 06/15/25(a)		1,000	1,101,200
			2,441,546
Multi-Utilities — 0.3%
Ameren Illinois Co.
3.80%, 05/15/28		3,671	4,157,616
3.25%, 03/15/50		3,650	3,945,550
CenterPoint Energy Resources Corp., 1.75%, 10/01/30		15,457	14,818,661
Consumers Energy Co.
3.25%, 08/15/46		628	673,126
3.75%, 02/15/50		5,099	6,015,599
3.10%, 08/15/50		6,026	6,365,820
3.50%, 08/01/51		5,760	6,525,597
Pacific Gas & Electric Co.
4.50%, 07/01/40		1,980	1,980,958
4.60%, 06/15/43		1,100	1,090,098
PG&E Corp., 5.00%, 07/01/28		800	808,896
Virginia Electric & Power Co.
4.00%, 01/15/43		8,396	9,856,119
Series A, 3.50%, 03/15/27		3,975	4,400,915
			60,638,955
Oil, Gas & Consumable Fuels — 2.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(a)		945	1,024,078
Boardwalk Pipelines LP
4.80%, 05/03/29		640	736,494
3.40%, 02/15/31		181	192,121
BP Capital Markets America, Inc.
3.79%, 02/06/24		7,003	7,554,265
3.80%, 09/21/25		4,087	4,529,514
3.38%, 02/08/61		2,581	2,594,722
BP Capital Markets PLC, 3.81%, 02/10/24		2,475	2,677,109
Buckeye Partners LP
4.15%, 07/01/23		1,988	2,055,095
4.35%, 10/15/24		2,500	2,615,625
4.13%, 03/01/25(a)		1,160	1,202,050
3.95%, 12/01/26		225	228,938
California Resources Corp., 7.13%, 02/01/26(a)		1,674	1,761,584
Cameron LNG LLC
3.30%, 01/15/35(a)		7,430	7,978,232
3.40%, 01/15/38(a)		11,339	11,974,771
Centennial Resource Production LLC, 5.38%, 01/15/26(a)		375	367,500
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25		10,816	12,395,883
5.13%, 06/30/27		16,852	19,595,280
Cheniere Energy Partners LP
5.63%, 10/01/26		921	955,538
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP
4.50%, 10/01/29	USD	563	$ 605,225
Cheniere Energy, Inc., 4.63%, 10/15/28(a)		2,529	2,668,095
Chesapeake Energy Corp.
5.50%, 02/01/26(a)		1,644	1,734,420
0.00%, 02/15/26(d)(e)(l)		9,090	1
0.00%, 06/15/26(d)(e)(l)		425	—
0.00%, 08/15/26(d)(e)(l)		623	—
Chevron U.S.A., Inc.
4.95%, 08/15/47		4,422	5,960,638
2.34%, 08/12/50		7,000	6,304,413
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		969	1,002,915
DCP Midstream Operating LP
5.38%, 07/15/25		310	345,247
5.13%, 05/15/29		225	248,625
Devon Energy Corp.
5.85%, 12/15/25		1,567	1,839,236
4.50%, 01/15/30(a)		1,513	1,663,388
Diamondback Energy, Inc.
3.50%, 12/01/29		13,562	14,518,757
3.13%, 03/24/31		5,217	5,406,669
Eastern Gas Transmission & Storage, Inc., 4.60%, 12/15/44		1,268	1,482,279
Enbridge, Inc., 2.90%, 07/15/22		977	1,000,448
Energean Israel Finance Ltd., 5.88%, 03/30/31(a)		6,245	6,422,592
Energy Transfer LP
7.60%, 02/01/24		2,846	3,235,860
4.25%, 04/01/24		9,393	10,129,148
4.05%, 03/15/25		2,850	3,090,188
2.90%, 05/15/25		18,413	19,379,300
5.95%, 12/01/25		7,710	9,026,764
6.50%, 02/01/42		6,240	8,101,552
6.10%, 02/15/42		2,093	2,602,087
Enterprise Products Operating LLC
3.13%, 07/31/29		19,628	21,177,393
2.80%, 01/31/30		329	347,561
EOG Resources, Inc., 4.15%, 01/15/26		9,444	10,625,268
Exxon Mobil Corp., 1.41%, 06/26/39	EUR	9,940	11,593,884
Frontera Energy Corp., 7.88%, 06/21/28(a)	USD	2,330	2,335,825
Galaxy Pipeline Assets BidCo. Ltd.
2.16%, 03/31/34(a)		2,800	2,747,500
2.63%, 03/31/36		1,875	1,837,500
2.94%, 09/30/40(a)		3,170	3,130,375
Geopark Ltd., 5.50%, 01/17/27(a)		905	916,199
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(a)		2,672	2,658,640
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22(d)		2,844	2,843,787
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	209,788
Kinder Morgan Energy Partners LP
6.50%, 02/01/37		2,734	3,749,308
6.55%, 09/15/40		1,664	2,339,088
Marathon Petroleum Corp., 5.85%, 12/15/45		1,915	2,498,377
Matador Resources Co., 5.88%, 09/15/26		394	405,820
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26		600	653,363
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25		550	576,572
MPLX LP
4.88%, 12/01/24		8,663	9,694,359
1.75%, 03/01/26		7,774	7,857,812

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP
2.65%, 08/15/30	USD	8,454	$ 8,532,566
NGPL PipeCo LLC
4.88%, 08/15/27(a)		7,707	8,827,128
3.25%, 07/15/31(a)		9,682	9,978,554
7.77%, 12/15/37(a)		1,336	1,911,152
Northwest Pipeline LLC, 4.00%, 04/01/27		16,671	18,650,561
Odebrecht Offshore Drilling Finance Ltd., (7.72% Cash or 7.72% PIK), 7.72%, 12/01/26(a)(i)		1	170
OQ SAOC, 5.13%, 05/06/28(a)		1,267	1,275,552
Pioneer Natural Resources Co., 1.90%, 08/15/30		4,765	4,590,811
Puma International Financing SA, 5.13%, 10/06/24(a)		3,915	3,939,469
Rattler Midstream LP, 5.63%, 07/15/25(a)		1,350	1,419,187
Reliance Industries Ltd., 3.67%, 11/30/27		400	435,450
SA Global Sukuk Ltd., 2.69%, 06/17/31		725	731,706
Sabine Pass Liquefaction LLC
5.63%, 04/15/23		6,227	6,689,631
5.75%, 05/15/24		25,601	28,729,067
5.63%, 03/01/25		34,953	39,949,087
5.88%, 06/30/26		17,496	20,711,007
5.00%, 03/15/27		5,250	6,062,395
4.20%, 03/15/28		5,555	6,273,429
Shelf Drilling Holdings Ltd., 8.88%, 11/15/24(a)		436	448,944
SK Battery America, Inc., 2.13%, 01/26/26		300	296,750
SM Energy Co.
1.50%, 07/01/21(j)		5,224	5,224,000
10.00%, 01/15/25(a)		6,054	6,830,970
Suncor Energy, Inc., 6.80%, 05/15/38(n)		4,459	6,401,197
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26		662	682,191
6.00%, 04/15/27		501	523,921
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26		1,847	1,939,923
5.38%, 02/01/27		924	962,115
6.50%, 07/15/27		1,464	1,586,566
5.00%, 01/15/28		281	296,455
6.88%, 01/15/29		1,482	1,669,666
5.50%, 03/01/30		375	412,373
Texas Eastern Transmission LP, 3.50%, 01/15/28(a)		9,413	10,237,813
Thaioil Treasury Center Co. Ltd., 3.75%, 06/18/50		2,470	2,333,038
TransCanada PipeLines Ltd., 4.63%, 03/01/34		2,441	2,895,457
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26		20,169	25,612,559
4.00%, 03/15/28		13,905	15,732,519
4.60%, 03/15/48		3,414	4,159,820
3.95%, 05/15/50		5,137	5,740,059
Western Midstream Operating LP, (3 mo. LIBOR US + 2.10%), 2.29%, 01/13/23(c)		4,291	4,269,584
Williams Cos., Inc., Series A, 7.50%, 01/15/31		2,180	3,020,103
			545,388,010
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 4.25%, 04/30/29(a)		1,802	1,961,364
Georgia-Pacific LLC
1.75%, 09/30/25(a)		3,780	3,876,670
0.95%, 05/15/26(a)		1,350	1,327,605
Security		Par (000)	Value
Paper & Forest Products (continued)
Georgia-Pacific LLC
2.10%, 04/30/27(a)	USD	2,870	$ 2,961,606
7.75%, 11/15/29		1,275	1,837,701
2.30%, 04/30/30(a)		4,364	4,457,315
8.88%, 05/15/31		528	833,350
Inversiones CMPC SA, 4.38%, 05/15/23(a)		827	867,213
Suzano Austria GmbH
3.75%, 01/15/31		800	836,000
3.13%, 01/15/32		2,360	2,337,344
			21,296,168
Pharmaceuticals — 0.5%
AstraZeneca PLC, 1.38%, 08/06/30		16,539	15,650,375
Bausch Health Americas, Inc.
9.25%, 04/01/26(a)		2,469	2,685,531
8.50%, 01/31/27(a)		2,881	3,131,359
Bausch Health Cos., Inc.
5.50%, 11/01/25(a)		2,621	2,689,146
9.00%, 12/15/25(a)		2,506	2,687,184
5.75%, 08/15/27(a)		774	821,508
7.00%, 01/15/28(a)		1,191	1,226,730
4.88%, 06/01/28(a)		1,376	1,408,336
7.25%, 05/30/29(a)		1,231	1,257,971
Eli Lilly & Co., 1.70%, 11/01/49	EUR	3,400	4,475,827
Johnson & Johnson, 3.50%, 01/15/48	USD	2,585	3,011,005
Luye Pharma Group Ltd., 1.50%, 07/09/24(j)		900	937,476
Merck & Co., Inc., 2.45%, 06/24/50		2,945	2,778,252
Pfizer, Inc.
3.45%, 03/15/29		475	534,247
2.63%, 04/01/30		10,083	10,738,081
1.70%, 05/28/30		5,339	5,320,151
Pharmacia LLC, 6.60%, 12/01/28		2,164	2,900,830
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23		4,400	4,604,507
Sino Biopharmaceutical Ltd., 0.00%, 02/17/25(j)(m)	EUR	924	1,057,834
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	USD	8,445	10,168,597
2.05%, 03/31/30		7,902	7,839,433
2.00%, 07/09/40	EUR	9,260	11,803,658
Wyeth LLC, 5.95%, 04/01/37	USD	1,813	2,603,676
			100,331,714
Real Estate Management & Development — 0.4%
Agile Group Holdings Ltd.
7.88%(k)		435	443,782
8.38%(k)		350	364,175
5.75%, 01/02/25		650	654,875
6.05%, 10/13/25		577	585,222
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)		3,135	3,322,120
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24		1,736	1,817,158
Central China Real Estate Ltd.
7.25%, 04/24/23		200	188,000
7.65%, 08/27/23		439	411,563
7.25%, 07/16/24		364	315,838
CFLD Cayman Investment Ltd.
6.90%, 01/13/23(e)(l)		650	227,622
8.60%, 04/08/24(e)(l)		319	111,411
China Aoyuan Group Ltd.
7.95%, 02/19/23		1,765	1,742,937
6.35%, 02/08/24		1,100	1,034,000
6.20%, 03/24/26		1,336	1,161,318

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
China Evergrande Group
8.25%, 03/23/22	USD	200	$ 170,538
9.50%, 04/11/22		500	426,031
11.50%, 01/22/23		400	317,950
10.00%, 04/11/23		400	305,200
7.50%, 06/28/23		400	282,950
12.00%, 01/22/24		900	670,669
10.50%, 04/11/24		200	143,350
China SCE Group Holdings Ltd.
7.25%, 04/19/23		1,000	1,027,062
7.38%, 04/09/24		636	656,988
5.95%, 09/29/24		200	200,500
7.00%, 05/02/25		400	405,332
CIFI Holdings Group Co. Ltd.
6.45%, 11/07/24		200	211,250
6.00%, 07/16/25		200	210,225
5.95%, 10/20/25		800	846,150
5.25%, 05/13/26		305	313,731
4.45%, 08/17/26		372	370,140
Country Garden Holdings Co. Ltd.
6.50%, 04/08/24		200	211,663
5.40%, 05/27/25		965	1,033,032
6.15%, 09/17/25		200	219,000
2.70%, 07/12/26		695	686,139
3.30%, 01/12/31		1,055	992,887
Emaar Sukuk Ltd., 3.64%, 09/15/26		594	610,075
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21		465	447,359
11.75%, 04/17/22		230	215,855
7.95%, 07/05/22		530	469,149
12.25%, 10/18/22		200	181,600
10.88%, 01/09/23		600	534,113
11.88%, 06/01/23		636	558,607
9.25%, 07/28/23		253	206,322
9.88%, 10/19/23		700	569,537
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)		4,330	4,573,346
Forestar Group, Inc.
3.85%, 05/15/26(a)		1,482	1,495,412
5.00%, 03/01/28(a)		3,502	3,624,570
Gemdale Ever Prosperity Investment Ltd., 5.60%, 06/14/22		200	204,600
Global Prime Capital Pte Ltd., 5.95%, 01/23/25		451	467,574
Hopson Development Holdings Ltd.
7.50%, 06/27/22		653	661,489
7.00%, 05/18/24		210	207,834
Howard Hughes Corp., 5.38%, 08/01/28(a)		4,396	4,666,925
Kaisa Group Holdings Ltd.
11.95%, 10/22/22		900	926,606
11.50%, 01/30/23		200	202,225
10.88%, 07/23/23		400	400,325
9.75%, 09/28/23		575	564,506
11.95%, 11/12/23		891	911,493
9.38%, 06/30/24		1,606	1,512,049
11.70%, 11/11/25		600	564,174
KWG Group Holdings Ltd.
7.88%, 09/01/23		486	497,300
7.40%, 03/05/24		200	208,600
5.88%, 11/10/24		200	201,288
5.95%, 08/10/25		614	612,465
Logan Group Co. Ltd.
5.75%, 01/14/25		436	451,887
Security		Par (000)	Value
Real Estate Management & Development (continued)
Logan Group Co. Ltd.
5.25%, 10/19/25	USD	455	$ 467,171
4.50%, 01/13/28		779	752,709
Logan Property Holdings Co. Ltd., 6.50%, 07/16/23		200	204,600
Longfor Group Holdings Ltd., 3.95%, 09/16/29		620	666,810
MAF Global Securities Ltd., 4.75%, 05/07/24		1,073	1,166,351
Modern Land China Co. Ltd., 9.80%, 04/11/23		434	391,495
New Metro Global Ltd.
6.80%, 08/05/23		600	624,487
4.80%, 12/15/24		335	336,738
4.50%, 05/02/26		915	895,442
NWD MTN Ltd., 4.13%, 07/18/29		1,200	1,247,850
Powerlong Real Estate Holdings Ltd.
7.13%, 11/08/22		620	643,250
6.95%, 07/23/23		200	206,663
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27(a)		410	455,567
Redsun Properties Group Ltd.
10.50%, 10/03/22		600	611,175
9.70%, 04/16/23		497	504,300
7.30%, 01/13/25		636	588,022
RKPF Overseas 2019 A Ltd.
5.90%, 03/05/25		976	1,011,868
6.00%, 09/04/25		595	618,056
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26		872	876,360
Ronshine China Holdings Ltd.
11.25%, 08/22/21		265	266,242
5.50%, 02/01/22		1,050	1,026,357
8.75%, 10/25/22		730	730,365
7.35%, 12/15/23		666	629,495
6.75%, 08/05/24		200	183,538
7.10%, 01/25/25		913	816,450
Scenery Journey Ltd.
11.50%, 10/24/22		865	692,108
13.00%, 11/06/22		652	531,706
12.00%, 10/24/23		800	630,650
Seazen Group Ltd.
6.45%, 06/11/22		200	203,688
6.00%, 08/12/24		600	622,500
Shimao Group Holdings Ltd.
5.60%, 07/15/26		200	210,250
4.60%, 07/13/30		1,263	1,278,787
3.45%, 01/11/31		200	186,000
Shui On Development Holding Ltd.
5.75%, 11/12/23		300	308,156
6.15%, 08/24/24		580	601,750
5.50%, 03/03/25		551	557,199
Sunac China Holdings Ltd.
8.35%, 04/19/23		200	206,725
7.95%, 10/11/23		200	206,300
7.50%, 02/01/24		625	638,789
6.65%, 08/03/24		900	903,262
6.50%, 01/10/25		637	623,591
7.00%, 07/09/25		798	784,195
Theta Capital Pte Ltd., 8.13%, 01/22/25		574	592,404
Times China Holdings Ltd.
5.75%, 04/26/22		500	502,690
6.75%, 07/16/23		295	302,430
6.75%, 07/08/25		500	507,125
5.75%, 01/14/27		1,169	1,110,550

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
Vanke Real Estate Hong Kong Co. Ltd., 3.15%, 05/12/25	USD	1,000	$ 1,035,812
Wanda Group Overseas Ltd., 7.50%, 07/24/22		840	808,395
Yango Justice International Ltd.
9.25%, 04/15/23		600	593,550
8.25%, 11/25/23		600	580,800
7.50%, 04/15/24		602	578,973
Yanlord Land HK Co. Ltd.
6.75%, 04/23/23		200	207,038
6.80%, 02/27/24		680	713,065
Yuzhou Group Holdings Co. Ltd.
7.38%, 01/13/26		1,661	1,303,885
6.35%, 01/13/27		600	462,863
Yuzhou Properties Co. Ltd.
8.50%, 02/04/23		200	188,650
6.00%, 10/25/23		620	543,197
8.50%, 02/26/24		900	820,125
8.38%, 10/30/24		572	509,366
Zhenro Properties Group Ltd.
9.15%, 05/06/23		910	944,011
8.30%, 09/15/23		200	204,475
7.10%, 09/10/24		863	828,480
6.63%, 01/07/26		217	195,951
			87,468,945
Road & Rail — 0.7%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		4,135	5,875,344
3.30%, 09/15/51		13,073	14,276,270
Canadian Pacific Railway Co., 2.05%, 03/05/30		3,992	3,973,184
CMB International Leasing Management Ltd., 2.75%, 08/12/30		1,150	1,131,528
CSX Corp.
4.25%, 03/15/29		2,475	2,877,100
2.40%, 02/15/30		2,541	2,612,110
4.30%, 03/01/48		5,959	7,231,396
4.75%, 11/15/48		379	490,231
3.35%, 09/15/49		2,236	2,370,988
4.25%, 11/01/66		3,597	4,435,782
Norfolk Southern Corp.
3.65%, 08/01/25		3,515	3,854,279
2.90%, 06/15/26		6,045	6,526,266
3.40%, 11/01/49		1,244	1,312,654
3.05%, 05/15/50		4,801	4,798,939
4.05%, 08/15/52		6,058	7,162,576
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.25%, 01/17/23(a)		2,565	2,705,417
2.70%, 03/14/23(a)		3,425	3,535,779
2.70%, 11/01/24(a)		1,580	1,661,570
3.95%, 03/10/25(a)		2,210	2,416,549
4.00%, 07/15/25(a)		6,435	7,086,848
1.20%, 11/15/25(a)		6,444	6,382,571
4.45%, 01/29/26(a)		280	314,776
1.70%, 06/15/26(a)		9,334	9,395,736
Ryder System, Inc.
2.50%, 09/01/22		120	122,656
2.50%, 09/01/24		1,829	1,914,420
4.63%, 06/01/25		17,920	20,224,620
Union Pacific Corp.
3.25%, 08/15/25		4,144	4,488,554
2.75%, 03/01/26		4,737	5,054,085
3.20%, 05/20/41		3,848	4,073,249
Security		Par (000)	Value
Road & Rail (continued)
Union Pacific Corp.
3.84%, 03/20/60	USD	10,971	$ 12,490,444
2.97%, 09/16/62		4,400	4,228,356
3.75%, 02/05/70		2,520	2,777,709
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,471	2,677,963
			160,479,949
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc., 2.75%, 06/01/50		2,671	2,650,771
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		10,184	11,253,094
Broadcom, Inc.
4.75%, 04/15/29		5,075	5,903,529
5.00%, 04/15/30		8,193	9,665,869
2.45%, 02/15/31(a)		3,438	3,378,504
4.30%, 11/15/32		3,746	4,265,666
3.42%, 04/15/33(a)		21,345	22,415,756
3.47%, 04/15/34(a)		15,397	16,286,247
Intel Corp., 3.73%, 12/08/47		9,559	10,915,800
KLA Corp.
4.10%, 03/15/29		9,367	10,813,309
3.30%, 03/01/50		11,466	12,132,519
Lam Research Corp.
3.75%, 03/15/26		7,638	8,552,987
4.88%, 03/15/49		4,318	5,823,095
2.88%, 06/15/50		5,283	5,316,755
Microchip Technology, Inc., 4.25%, 09/01/25		2,000	2,099,732
NVIDIA Corp.
3.20%, 09/16/26		2,368	2,605,063
1.55%, 06/15/28		20,272	20,189,359
2.85%, 04/01/30		4,073	4,408,916
3.50%, 04/01/50		6,241	7,045,447
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
3.88%, 06/18/26(a)		2,605	2,886,080
4.30%, 06/18/29(a)(g)		16,413	18,768,922
3.40%, 05/01/30(a)		15,918	17,299,205
2.50%, 05/11/31(a)		13,498	13,631,514
QUALCOMM, Inc.
4.80%, 05/20/45		1,647	2,189,229
4.30%, 05/20/47		7,139	9,013,381
Rohm Co. Ltd., 0.00%, 12/05/24(j)(m)	JPY	30,000	292,993
			229,803,742
Software — 0.9%
Activision Blizzard, Inc.
1.35%, 09/15/30	USD	9,570	8,948,298
2.50%, 09/15/50		7,423	6,663,158
Autodesk, Inc., 3.50%, 06/15/27		15,118	16,659,846
Citrix Systems, Inc.
4.50%, 12/01/27		9,909	11,231,638
3.30%, 03/01/30		4,008	4,216,726
LogMeIn, Inc., 5.50%, 09/01/27(a)		1,000	1,035,050
Microsoft Corp., 2.92%, 03/17/52		19,992	21,218,467
Oracle Corp.
4.30%, 07/08/34		3,310	3,837,206
3.90%, 05/15/35		11,460	12,761,835
3.85%, 07/15/36		6,365	6,997,317
3.80%, 11/15/37		8,118	8,902,587
6.13%, 07/08/39		3,476	4,812,195
3.60%, 04/01/40		14,697	15,501,779
3.65%, 03/25/41		25,070	26,583,143
4.13%, 05/15/45		6,334	7,057,717
4.00%, 07/15/46		3,762	4,079,411

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Oracle Corp.
4.00%, 11/15/47	USD	12,066	$ 13,162,421
3.60%, 04/01/50		15,434	15,848,440
4.10%, 03/25/61		2,035	2,256,191
Playtika Holding Corp., 4.25%, 03/15/29(a)		972	971,329
salesforce.com, Inc., 3.05%, 07/15/61		956	968,638
			193,713,392
Specialty Retail — 0.3%
Gap, Inc., 8.38%, 05/15/23(a)		675	760,523
Home Depot, Inc., 2.95%, 06/15/29		20,522	22,416,598
Li & Fung Ltd., 4.38%, 10/04/24		300	305,025
Lowe’s Cos., Inc.
4.00%, 04/15/25		27,552	30,485,134
3.65%, 04/05/29		9,190	10,279,571
2.63%, 04/01/31		2,500	2,583,185
Party City Holdings, Inc., 8.75%, 02/15/26(a)		900	960,750
SRS Distribution, Inc., 4.63%, 07/01/28(a)		859	878,327
Staples, Inc.
7.50%, 04/15/26(a)		1,750	1,812,536
10.75%, 04/15/27(a)		750	762,488
			71,244,137
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.
3.85%, 05/04/43		9,525	11,318,916
2.55%, 08/20/60		6,900	6,436,867
2.80%, 02/08/61		9,649	9,397,802
Dell International LLC/EMC Corp.
4.90%, 10/01/26		9,113	10,517,166
8.35%, 07/15/46		2,233	3,652,302
Hewlett Packard Enterprise Co., 4.65%, 10/01/24		20,404	22,684,733
HP, Inc., 3.40%, 06/17/30		1,975	2,115,291
NCR Corp., 8.13%, 04/15/25(a)		850	929,475
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(a)		1,000	1,035,000
Seagate HDD Cayman, 4.09%, 06/01/29(a)		3,217	3,293,565
SK Hynix, Inc., 2.38%, 01/19/31		300	292,827
Xerox Holdings Corp., 5.00%, 08/15/25(a)		4,000	4,222,480
Xiaomi Best Time International Ltd., 0.00%, 12/17/27(j)(m)		300	322,200
			76,218,624
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc.
4.63%, 05/15/24(a)		1,641	1,739,460
4.88%, 05/15/26(a)		337	363,960
Under Armour, Inc., 3.25%, 06/15/26		225	233,118
William Carter Co., 5.63%, 03/15/27(a)		1,149	1,208,978
			3,545,516
Tobacco — 0.6%
Altria Group, Inc.
4.40%, 02/14/26		3,161	3,576,489
2.20%, 06/15/27	EUR	4,340	5,554,893
4.80%, 02/14/29	USD	2,242	2,599,333
3.40%, 05/06/30		6,362	6,709,727
3.13%, 06/15/31	EUR	12,780	17,429,150
2.45%, 02/04/32	USD	15,101	14,603,901
5.80%, 02/14/39		12,505	15,447,999
3.40%, 02/04/41		3,201	3,051,967
6.20%, 02/14/59		796	1,029,516
BAT Capital Corp.
3.22%, 09/06/26		6,146	6,520,383
Security		Par (000)	Value
Tobacco (continued)
BAT Capital Corp.
4.91%, 04/02/30	USD	9,097	$ 10,450,954
2.73%, 03/25/31		13,914	13,736,976
5.28%, 04/02/50		2,455	2,849,182
Philip Morris International, Inc., 1.45%, 08/01/39	EUR	10,050	11,555,447
Reynolds American, Inc.
4.45%, 06/12/25	USD	8,135	9,011,759
5.85%, 08/15/45		6,970	8,534,455
			132,662,131
Trading Companies & Distributors — 0.1%
Air Lease Corp., 1.88%, 08/15/26		16,284	16,296,584
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(a)		1,435	1,470,459
Herc Holdings, Inc., 5.50%, 07/15/27(a)		2,137	2,252,868
United Rentals North America, Inc.
5.88%, 09/15/26		1,870	1,935,057
5.50%, 05/15/27		1,874	1,986,440
3.88%, 11/15/27		281	295,255
4.88%, 01/15/28		3,011	3,193,166
5.25%, 01/15/30		281	307,805
			27,737,634
Transportation Infrastructure — 0.0%
Delhi International Airport Ltd., 6.13%, 10/31/26		300	306,806
ENA Master Trust, 4.00%, 05/19/48(a)		1,460	1,469,399
Rumo Luxembourg S.a.r.l, 5.88%, 01/18/25(a)		728	763,399
			2,539,604
Wireless Telecommunication Services — 0.5%
Bharti Airtel Ltd., 3.25%, 06/03/31		852	843,224
Digicel Group 0.5 Ltd., (5.00% Cash and 3.00% PIK or 8.00% PIK), 8.00%, 04/01/25(a)(i)		1,053	884,298
Digicel Ltd., 6.75%, 03/01/23(a)		233	222,442
Kenbourne Invest SA
6.88%, 11/26/24(a)		3,075	3,261,038
4.70%, 01/22/28(a)		1,260	1,267,875
Millicom International Cellular SA
6.63%, 10/15/26(a)		990	1,047,420
4.50%, 04/27/31(a)		2,825	2,938,530
Sprint Corp.
7.88%, 09/15/23		3,000	3,408,228
7.13%, 06/15/24		2,000	2,307,500
7.63%, 02/15/25		2,813	3,342,210
7.63%, 03/01/26		2,835	3,458,700
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(a)		1,032	1,037,885
T-Mobile U.S.A., Inc.
3.75%, 04/15/27		15,318	16,926,390
3.88%, 04/15/30		48,540	54,258,983
Vodafone Group PLC, 5.25%, 05/30/48		18,716	24,661,429
			119,866,152
Total Corporate Bonds — 34.7% (Cost: $7,411,613,497)			7,649,312,511
Floating Rate Loan Interests(c)
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Refinancing Term Loan (2018), (3 mo. LIBOR US + 1.75%, 0.00% Floor), 1.88%, 02/23/25		6,661	6,628,109

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Airlines — 0.1%
Allegiant Travel Co., Replacement Term Loan, (3 mo. LIBOR US + 3.00%, 0.00% Floor), 3.16%, 02/05/24	USD	11,897	$ 11,816,738
Kestrel Bidco, Inc. (AKA WestJet Airlines), Term Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.00%, 12/11/26		14,545	14,254,585
			26,071,323
Auto Components — 0.0%
Adient U.S. LLC, Term B-1 Loan, (1 mo. LIBOR US + 3.50%, 0.00% Floor), 3.60%, 04/08/28		833	832,742
Beverages — 0.0%
City Brewing Co. LLC, Closing Date Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 0.75% Floor), 4.25%, 04/05/28(d)		2,169	2,177,134
Triton Water Holdings, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 0.50% Floor), 4.00%, 03/31/28		2,299	2,295,804
			4,472,938
Biotechnology — 0.0%
Grifols Worldwide Operations Ltd., Dollar Tranche B Term Loan, (1 wk. LIBOR US + 2.00%, 0.00% Floor), 2.09%, 11/15/27		7,149	7,075,519
Building Products — 0.1%
Cornerstone Building Brands, Inc., Tranche B Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 04/12/28		2,317	2,313,980
JELD-WEN, Inc., Term B-4 Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 2.10%, 12/14/24		2,868	2,863,468
TAMKO Building Products LLC
Initial Term Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 3.10%, 05/31/26		2,809	2,800,518
Initial Term Loan, (3 mo. LIBOR US + 3.00%, 0.00% Floor), 3.19%, 05/31/26		927	924,272
			8,902,238
Chemicals — 0.0%
SCIH Salt Holdings, Inc., Incremental Term B-1 Loan (First Lien), (3 mo. LIBOR US + 4.00%, 0.75% Floor), 4.75%, 03/16/27		6,291	6,301,739
Commercial Services & Supplies — 0.1%
621 17th Street Operating Co. LLC (633 17th Street Operating Co. LLC), Loan, (1 mo. LIBOR US + 2.90%, 0.00% Floor), 2.98%, 11/15/22(d)		7,082	6,586,588
KAR Auction Services, Inc., Tranche B-6 Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.38%, 09/19/26		1,061	1,045,313
Signal Parent, Inc., Initial Term Loan, (1 mo. LIBOR US + 3.50%, 0.75% Floor), 4.25%, 04/01/28(d)		3,445	3,380,407
			11,012,308
Construction & Engineering — 0.0%
PLH Infrastructure Services, Inc., Term Loan, (1 mo. LIBOR US + 6.00%, 0.00% Floor), 6.08%, 08/07/23(d)		2,402	2,366,197
Construction Materials — 0.1%
Advanced Drainage Systems, Inc., Initial Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.38%, 09/24/26		748	750,980
Security		Par (000)	Value
Construction Materials (continued)
Quikrete Holdings, Inc., B-1 Fourth Amendment Loan (First Lien), 06/11/28(o)	USD	5,620	$ 5,572,567
White Cap Buyer LLC, Initial Closing Date Term Loan, (3 mo. LIBOR US + 4.00%, 0.50% Floor), 4.50%, 10/19/27		8,142	8,152,263
			14,475,810
Consumer Finance — 0.0%
Crédito Real SAB de CV, SOFOM, ENR (Marevalley Corp.), Tranche A Loan, (3 mo. LIBOR US + 3.75%, 0.00% Floor), 3.90%, 02/21/23(d)		815	766,100
Distributors — 0.2%
Amazon Logistics, Term Loan, (1 mo. LIBOR US + 2.95%, 0.25% Floor), 3.20%, 10/09/23(d)		30,613	30,613,268
Diversified Financial Services — 0.2%
18 Fremont Street Acquisition LLC, Term Loan, (3 mo. LIBOR US + 8.00%, 1.50% Floor), 9.50%, 08/09/25(d)		11,970	12,209,678
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan, (1 mo. LIBOR US + 2.10%, 0.00% Floor), 2.18%, 01/09/22(d)		11,059	11,048,803
Flutter Entertainment PLC, USD Term Loan, (3 mo. LIBOR US + 3.50%, 0.00% Floor), 3.65%, 07/10/25		2,667	2,667,831
Intelsat Jackson Holdings SA
DIP Facility, (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.50%, 07/13/21		2,579	2,593,499
Tranche B-3 Term Loan, (1 mo. PRIME US + 4.75%, 1.00% Floor), 8.00%, 11/27/23		1,275	1,293,067
Tranche B-4 Term Loan, (1 mo. PRIME US + 5.50%, 1.00% Floor), 8.75%, 01/02/24		1,458	1,482,946
PECO-PD III Borrower LP, Revolving Loan, 11/30/24(d)(o)		13,543	13,543,047
Woof Holdings, Inc. (AKA WellPet), Initial Term Loan (First Lien), (1 yr. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 12/21/27		1,883	1,881,717
			46,720,588
Diversified Telecommunication Services — 0.0%
Cablevision Lightpath LLC, Initial Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 12/01/27		1,217	1,216,885
Connect Finco S.a.r.l (AKA Inmarsat), Amendment No. 1 Refinancing Term Loan, (1 mo. LIBOR US + 3.50%, 1.00% Floor), 4.50%, 12/12/26		2,503	2,504,890
Frontier Communications Corp., Term B-1 Loan, (1 mo. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 10/08/27		3,142	3,142,125
MetroNet Systems Holdings LLC, 2021 Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 06/02/28		998	996,986
			7,860,886
Electronic Equipment, Instruments & Components — 0.0%
Robertshaw U.S. Holding Corp. (FKA Fox U.S. Bidco Corp.), Initial Term Loan (Second Lien), (1 mo. LIBOR US + 8.00%, 1.00% Floor), 9.00%, 02/28/26(d)		1,795	1,543,700

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) — 0.0%
VICI Properties 1 LLC, Term B Loan, (1 mo. LIBOR US + 1.75%, 0.00% Floor), 1.84%, 12/22/24	USD	8,361	$ 8,287,372
Food Products — 0.0%
JBS U.S.A. Lux SA (FKA JBS U.S.A. LLC), New Term Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 2.10%, 05/01/26		3,316	3,304,297
Shearer’s Foods LLC, Refinancing Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 0.75% Floor), 4.25%, 09/23/27		985	984,878
Sovos Brands Intermediate, Inc., Initial Term Loan (First Lien), (2 mo. LIBOR US + 4.25%, 0.75% Floor), 5.00%, 06/08/28		996	999,924
			5,289,099
Health Care Providers & Services — 0.1%
Gentiva Health Services, Inc., Term B-1 Loan (First Lien), (1 mo. LIBOR US + 2.75%, 0.00% Floor), 2.88%, 07/02/25		9,972	9,943,917
Select Medical Corp., Tranche B Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.36%, 03/06/25		1,124	1,111,977
			11,055,894
Health Care Technology — 0.0%
athenahealth, Inc., Term B-1 Loan (First Lien), (3 mo. LIBOR US + 4.25%, 0.00% Floor), 4.41%, 02/11/26		842	843,734
Hotels, Restaurants & Leisure — 0.4%
Aimbridge Acquisition Co., Inc.
2021 Term Loan (First Lien), (1 mo. LIBOR US + 4.75%, 0.75% Floor), 5.50%, 02/01/26		2,037	2,034,945
Initial Term Loan (2019) (First Lien), (1 mo. LIBOR US + 3.75%, 0.00% Floor), 3.85%, 02/01/26		3,884	3,786,867
Caesars Resort Collection LLC, Term B-1 Loan, (1 mo. LIBOR US + 4.50%, 0.00% Floor), 4.60%, 07/20/25		2,186	2,191,944
DuPont Hotel Project Owner LLC, Loan, (1 mo. LIBOR US + 2.50%, 1.00% Floor), 0.00%, 04/01/24(d)		12,071	11,226,283
ECL Entertainment LLC, Term B Loan, (1 mo. LIBOR US + 7.50%, 0.75% Floor), 8.25%, 04/30/28(d)		5,278	5,383,560
Enterprise Development Authority, Term B Loan, (1 mo. LIBOR US + 4.25%, 0.75% Floor), 5.00%, 02/01/28(d)		3,550	3,558,938
Golden Nugget, Inc. (AKA Landry’s, Inc.), Initial B Term Loan, (2 mo. LIBOR US + 2.50%, 0.75% Floor), 3.25%, 10/04/23		6,457	6,405,145
Herschend Entertainment Company LLC, Initial Term Loan, (3 mo. LIBOR US + 5.75%, 1.00% Floor), 6.75%, 08/25/25(d)		5,422	5,449,137
Hilton Grand Vacations Borrower LLC, Term Loan, 05/20/28(o)		6,796	6,798,107
Mensa II Austin Hotel LP, Promissory Note A-3, 06/01/24(o)		10,770	10,770,464
PCI Gaming Authority, Term B Facility Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 2.60%, 05/31/26		6,423	6,392,132
Raptor Acquisition Corp., Term Loan B, 11/01/26(o)		823	824,029
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Spectacle Gary Holdings LLC
Closing Date Term Loan, (3 mo. LIBOR US + 9.00%, 2.00% Floor), 11.00%, 12/23/25	USD	13,889	$ 15,103,832
Delayed Draw Term Loan, (3 mo. LIBOR US + 9.00%, 2.00% Floor), 11.00%, 12/23/25		1,006	1,094,480
The Vinoy St. Petersburg, Term Loan, 06/09/26(o)		15,100	15,024,500
			96,044,363
Household Durables — 0.0%
ACProducts Holdings, Inc., Initial Term Loan, (3 mo. LIBOR US + 4.25%, 0.50% Floor), 4.42%, 05/17/28		4,653	4,626,431
MI Windows and Doors LLC, Initial Term Loan, (1 mo. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 12/18/27		3,144	3,146,181
			7,772,612
Household Products — 0.0%
Conair Holdings LLC, Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.50% Floor), 4.25%, 05/17/28		1,248	1,250,496
Independent Power and Renewable Electricity Producers — 0.0%
WIN Waste Innovations Holdings, Inc., Initial Term Loan, (3 mo. LIBOR US + 2.75%, 0.50% Floor), 3.25%, 03/25/28		800	798,000
IT Services — 0.1%
Avaya, Inc.
Tranche B-1 Term Loan, (1 mo. LIBOR US + 4.25%, 0.00% Floor), 4.32%, 12/15/27		1,500	1,504,065
Tranche B-2 Term Loan, (1 mo. LIBOR US + 4.00%, 0.00% Floor), 4.07%, 12/15/27		1,500	1,503,045
Dun & Bradstreet Corp., Initial Term Borrowing, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 3.35%, 02/08/26		1,990	1,979,732
LogMeIn, Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 4.75%, 0.00% Floor), 4.83%, 08/31/27		3,695	3,688,519
Peraton Corp.
Term B Loan (First Lien), (1 mo. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 02/01/28		1,314	1,316,490
Term B-1 Loan (Second Lien), (1 mo. LIBOR US + 7.75%, 0.75% Floor), 8.50%, 02/01/29(d)		406	414,120
RealPage, Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 04/22/28		1,000	996,500
Surf Holdings S.a r.l (AKA Sophos), Dollar Tranche Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 0.00% Floor), 3.63%, 03/05/27		2,047	2,032,097
			13,434,568
Leisure Products — 0.0%
J & J Ventures Gaming LLC, Initial Term Loan, (1 mo. LIBOR US + 4.00%, 0.75% Floor), 4.75%, 04/26/28(d)		3,902	3,911,755

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery — 0.0%
Columbus McKinnon Corp., Initial Term Loan, (3 mo. LIBOR US + 2.75%, 0.50% Floor), 3.25%, 04/07/28(d)	USD	537	$ 536,329
Gates Global LLC, Initial B-3 Dollar Term Loan, (1 mo. LIBOR US + 2.75%, 0.75% Floor), 3.50%, 03/31/27		798	795,503
			1,331,832
Media — 0.1%
Charter Communications Operating LLC (AKA CCO Safari LLC), Term A-4 Loan, (1 mo. LIBOR US + 1.25%, 0.00% Floor), 1.36%, 02/01/25(d)		4,069	4,054,038
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), September 2019 Initial Term Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 2.57%, 04/15/27		4,492	4,444,705
Lamar Media Corp., Term B Loan, (1 mo. LIBOR US + 1.50%, 0.00% Floor), 1.58%, 02/06/27		477	468,821
Univision Communications, Inc., Term Loan B, 05/07/28(o)		2,000	1,990,840
			10,958,404
Metals & Mining — 0.0%
American Rock Salt Co. LLC, Initial Loan (First Lien), (1 mo. LIBOR US + 4.00%, 0.75% Floor), 4.75%, 06/11/28		1,278	1,278,537
Zekelman Industries, Inc. (FKA JMC Steel Group, Inc.), 2020 Term Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 2.09%, 01/24/27		1,335	1,318,970
			2,597,507
Multiline Retail — 0.0%
Michaels Cos., Inc., Term B Loan, (3 mo. LIBOR US + 4.25%, 0.75% Floor), 5.00%, 04/15/28		1,133	1,137,124
Multi-Utilities — 0.0%
PG&E Corp., Loan, (3 mo. LIBOR US + 3.00%, 0.50% Floor), 3.50%, 01/01/22		7,721	7,610,059
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 2021 Tranche B-1 Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.35%, 11/01/26		11,491	11,404,804
DT Midstream, Inc., Initial Term Loan, 06/10/28(o)		4,191	4,194,730
ITT Holdings LLC, Term Loan, 07/30/28(d)(o)		2,078	2,072,805
			17,672,339
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc. (FKA Valeant Pharmaceuticals International, Inc.), Initial Term Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 3.10%, 06/01/25		7,000	6,967,660
Jazz Pharmaceuticals Public Ltd. Co., Initial Dollar Term Loan, (1 mo. LIBOR US + 3.50%, 0.50% Floor), 4.00%, 04/22/28		7,038	7,057,396
Organon & Co., Dollar Term Loan, (3 mo. LIBOR US + 3.00%, 0.50% Floor), 3.50%, 06/02/28		5,886	5,889,708
			19,914,764
Real Estate Management & Development — 0.1%
BRE Park Avenue Tower Owner LLC, Mezzanine A Loan, (1 mo. LIBOR US + 2.05%, 0.00% Floor), 2.13%, 03/09/24(d)		16,472	16,462,053
Security		Par (000)	Value
Road & Rail — 0.1%
Genesee & Wyoming, Inc., Initial Term Loan, (3 mo. LIBOR US + 2.00%, 0.00% Floor), 2.15%, 12/30/26	USD	4,205	$ 4,174,416
Hertz Corp.
Initial Term B Loan, 06/30/28(o)		5,634	5,627,268
Initial Term C Loan, 06/30/28(o)		1,062	1,060,524
			10,862,208
Software — 0.1%
Applied Systems, Inc., Closing Date Term Loan (First Lien), (3 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 09/19/24		499	497,693
Barracuda Networks, Inc., 2020 Term Loan (First Lien), 02/12/25(o)		1,995	1,999,124
Informatica LLC (FKA Informatica Corp.), Dollar 2020 Term Loan, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 3.35%, 02/14/27		2,987	2,966,697
Interface Security Systems LLC, Initial Term Loan, (3 mo. LIBOR US + 8.00%, 1.75% Floor), 8.75%, 08/07/23(d)		5,386	5,352,217
Playtika Holding Corp., Term B-1 Loan, (1 mo. LIBOR US + 2.75%, 0.00% Floor), 2.85%, 03/11/28		6,492	6,458,557
Project Ruby Ultimate Parent Corp. (Mediware), Closing Date Term Loan (First Lien), (1 mo. LIBOR US + 3.25%, 0.75% Floor), 4.00%, 03/10/28		4,367	4,352,032
Proofpoint, Term Loan, 06/10/28(o)		3,608	3,585,919
VS Buyer LLC, Initial Term Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 3.10%, 03/02/27		997	993,116
			26,205,355
Specialty Retail — 0.1%
Foundation Building Materials, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 01/29/28		1,017	1,009,827
Jo-Ann Stores LLC, Term Loan B, 06/30/28(o)		1,680	1,675,800
LBM Acquisition LLC
Delayed Draw Incremental Term Loan B2, 12/18/27(o)		3,034	3,007,453
Delayed Draw Term Loan, 12/17/27(o)		225	223,030
Incremental Term Loan B2, 12/18/27(o)		6,068	6,014,905
Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 12/17/27		1,513	1,501,688
Park River Holdings, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.25%, 0.75% Floor), 4.00%, 12/28/27		1,223	1,215,552
SRS Distribution, Inc., 2021 Refinancing Term Loan, (1 mo. LIBOR US + 3.75%, 0.50% Floor), 4.25%, 06/02/28		5,541	5,534,849
			20,183,104
Technology Hardware, Storage & Peripherals — 0.0%
Everi Payments, Inc.
Term B Loan, (1 mo. LIBOR US + 2.75%, 0.75% Floor), 3.50%, 05/09/24		806	804,440
Term Loan, (1 mo. LIBOR US + 10.50%, 0.75% Floor), 11.50%, 05/09/24(d)		731	759,845
Redstone Holdco 2 LP
Delayed Draw Term Loan (Second Lien), 04/27/29(o)		994	975,145

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Redstone Holdco 2 LP
Initial Loan (Second Lien), (3 mo. LIBOR US + 7.75%, 0.75% Floor), 8.50%, 04/27/29	USD	1,734	$ 1,700,559
Initial Term Loan (First Lien), (3 mo. LIBOR US + 4.75%, 0.75% Floor), 5.50%, 04/27/28		3,614	3,601,639
			7,841,628
Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Inc.
Advances, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 3.09%, 07/24/24(d)		5,595	5,581,013
Advances, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 3.34%, 07/24/24(d)		3,764	3,754,499
			9,335,512
Total Floating Rate Loan Interests — 2.2% (Cost: $475,880,141)			476,443,247
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 7.00%, 12/15/47(a)		2,982	1,938,859
Bahrain — 0.0%
Oil and Gas Holding Co. BSCC, 7.63%, 11/07/24		2,309	2,571,360
Brazil — 0.1%
Banco do Brasil SA, 5.88%, 01/26/22(a)		1,244	1,273,222
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21(a)		365	369,859
3.63%, 02/04/25(a)		1,830	1,892,678
Petrobras Global Finance BV
6.25%, 03/17/24		1,008	1,137,931
5.30%, 01/27/25		3,596	4,037,184
5.60%, 01/03/31		4,272	4,768,620
			13,479,494
China — 0.1%
China Cinda 2020 I Management Ltd., 3.00%, 01/20/31		265	252,048
China Construction Bank Corp., 4.25%, 02/27/29		805	862,759
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30		1,200	1,216,248
China Minmetals Corp., 3.75%(k)		339	345,950
China Resources Land Ltd., 3.75%(k)		1,000	1,037,688
Chinalco Capital Holdings Ltd., 4.10%(k)		735	762,011
CITIC Ltd., 2.85%, 02/25/30		1,140	1,152,682
Huarong Finance 2017 Co. Ltd.
3.75%, 04/27/22		200	168,000
4.75%, 04/27/27		1,750	1,216,250
Huarong Finance 2019 Co. Ltd.
4.25%, (k)		332	166,000
3.38%, 05/29/22		200	166,000
2.50%, 02/24/23		200	152,000
3.75%, 05/29/24		400	294,000
3.25%, 11/13/24		2,500	1,837,500
4.50%, 05/29/29		1,300	890,500
3.88%, 11/13/29		1,600	1,088,000
3.63%, 09/30/30		640	438,400
Huarong Finance II Co. Ltd., 5.00%, 11/19/25		663	477,360
Leader Goal International Ltd., 4.25%(k)		700	715,006
Security		Par (000)	Value
China (continued)
Minmetals Bounteous Finance BVI Ltd., 4.20%, 07/27/26	USD	300	$ 329,869
Sino-Ocean Land Treasure III Ltd., 4.90%(k)		259	225,298
Sino-Ocean Land Treasure IV Ltd., 4.75%, 08/05/29		1,615	1,640,032
			15,433,601
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26		11,184	12,331,478
6.88%, 04/29/30		5,371	6,462,710
Empresas Publicas de Medellin ESP
4.25%, 07/18/29(a)		1,883	1,859,227
4.38%, 02/15/31(a)		1,447	1,413,990
Oleoducto Central SA, 4.00%, 07/14/27(a)		3,552	3,666,996
			25,734,401
Hong Kong — 0.0%
China CITIC Bank International Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.25%), 4.63%, 02/28/29		300	317,306
India — 0.1%
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27		300	318,431
Export-Import Bank of India
3.88%, 02/01/28		200	216,290
3.25%, 01/15/30		300	304,875
Greenko Dutch BV, 3.85%, 03/29/26		1,146	1,174,650
Greenko Investment Co., 4.88%, 08/16/23		200	202,725
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25		200	205,250
5.95%, 07/29/26		200	215,475
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27		300	316,275
Indian Railway Finance Corp. Ltd., 3.25%, 02/13/30		300	304,556
NTPC Ltd., 4.25%, 02/26/26		300	323,025
Oil India Ltd., 5.13%, 02/04/29		880	987,415
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26		300	318,639
Power Finance Corp. Ltd., 4.50%, 06/18/29		3,484	3,728,534
REC Ltd., 3.88%, 07/07/27		279	292,305
			8,908,445
Indonesia — 0.0%
Bank Mandiri Persero Tbk PT, 4.75%, 05/13/25		500	556,187
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26		380	387,523
Majapahit Holding BV, 7.88%, 06/29/37		650	908,497
Pertamina Persero PT, 4.18%, 01/21/50		942	967,500
Perusahaan Listrik Negara PT, 6.25%, 01/25/49		1,858	2,353,041
			5,172,748
Kazakhstan — 0.0%
KazMunayGas National Co. JSC, 3.50%, 04/14/33(a)		1,350	1,398,178
Kuwait — 0.1%
Equate Petrochemical BV
4.25%, 11/03/26		879	976,404
2.63%, 04/28/28(a)		1,625	1,640,742
MEGlobal Canada ULC
5.00%, 05/18/25(a)		3,035	3,402,994

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Kuwait (continued)
MEGlobal Canada ULC
5.88%, 05/18/30(a)	USD	1,770	$ 2,177,985
5.88%, 05/18/30		1,350	1,661,175
			9,859,300
Malaysia — 0.0%
Tenaga Nasional Bhd, 7.50%, 01/15/96		850	1,116,619
TNB Global Ventures Capital Bhd
3.24%, 10/19/26		300	319,744
4.85%, 11/01/28		300	351,069
			1,787,432
Mexico — 0.2%
Mexico City Airport Trust, 5.50%, 07/31/47		8,006	8,076,052
Petroleos Mexicanos
7.19%, 09/12/24	MXN	62,600	2,967,251
6.88%, 10/16/25	USD	5,637	6,219,020
5.35%, 02/12/28		2,343	2,298,366
6.50%, 01/23/29		8,532	8,830,620
6.84%, 01/23/30		12,944	13,322,612
5.63%, 01/23/46		355	288,837
6.35%, 02/12/48		1,490	1,262,328
7.69%, 01/23/50		6,216	5,959,590
6.95%, 01/28/60		949	838,679
			50,063,355
Morocco — 0.0%
OCP SA, 3.75%, 06/23/31(a)		2,230	2,255,088
Oman — 0.0%
Oryx Funding Ltd., 5.80%, 02/03/31(a)		1,365	1,438,369
Pakistan — 0.0%
Pakistan Water & Power Development Authority, 7.50%, 06/04/31		820	816,925
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25(a)		2,301	2,346,301
Qatar — 0.0%
Qatar Petroleum
3.13%, 07/12/41		1,717	1,710,664
3.13%, 07/12/41		750	747,233
3.30%, 07/12/51		3,024	3,024,000
3.30%, 07/12/51		700	700,000
			6,181,897
Singapore — 0.0%
BOC Aviation Ltd., 3.00%, 09/11/29		2,000	2,047,875
South Africa — 0.0%
Eskom Holdings SOC Ltd., 7.13%, 02/11/25		4,367	4,609,368
United Arab Emirates — 0.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47		1,100	1,290,644
DAE Funding LLC, 2.63%, 03/20/25(a)		2,505	2,545,393
DP World Crescent Ltd., 3.91%, 05/31/23		2,019	2,122,852
ICD Funding Ltd., 3.22%, 04/28/26		750	761,953
MDGH - GMTN BV
2.50%, 11/07/24(a)		2,650	2,775,047
2.88%, 11/07/29(a)		1,779	1,866,616
			11,362,505
Security		Par (000)	Value
United States — 0.0%
Citgo Holding, Inc., 9.25%, 08/01/24(a)	USD	1,775	$ 1,810,500
Total Foreign Agency Obligations — 0.8% (Cost: $167,735,376)			169,533,307
Foreign Government Obligations
Argentina — 0.0%
Republic of Argentina, 0.13%, 07/09/35(b)		16,739	5,297,894
Austria — 0.1%
Republic of Austria
0.75%, 03/20/51(a)	EUR	8,043	9,835,590
0.70%, 04/20/71(a)		4,575	5,162,083
			14,997,673
Brazil — 0.2%
Federative Republic of Brazil, 3.88%, 06/12/30	USD	32,720	33,042,605
China — 4.7%
People’s Republic of China
3.30%, 07/04/23	CNH	3,500	548,968
1.99%, 04/09/25	CNY	3,541,700	529,699,085
2.41%, 06/19/25		447,300	67,901,157
2.85%, 06/04/27		318,800	48,723,442
2.68%, 05/21/30		2,666,030	396,620,985
			1,043,493,637
Colombia — 0.5%
Republic of Colombia
3.88%, 04/25/27	USD	16,282	17,297,590
4.50%, 03/15/29		28,513	31,031,054
3.13%, 04/15/31		46,001	44,931,477
5.20%, 05/15/49		12,646	13,829,982
			107,090,103
Dominican Republic — 0.2%
Dominican Republic
4.50%, 01/30/30		26,316	26,855,478
4.88%, 09/23/32(a)		20,018	20,618,540
			47,474,018
Ecuador — 0.0%
Republic of Ecuador, 0.50%, 07/31/35(b)		5,648	3,868,880
Egypt — 0.0%
Arab Republic of Egypt
7.63%, 05/29/32		2,577	2,724,050
7.90%, 02/21/48		2,349	2,319,344
8.88%, 05/29/50(a)		2,102	2,264,642
			7,308,036
France — 0.1%
Republic of France, 1.50%, 05/25/50(a)	EUR	12,064	16,618,646
Ghana — 0.0%
Republic of Ghana
0.00%, 04/07/25(a)(m)	USD	1,905	1,508,879
8.63%, 04/07/34(a)		2,947	3,034,489
			4,543,368
Greece — 0.1%
Hellenic Republic, 0.75%, 06/18/31(a)	EUR	21,054	24,785,683
Hungary — 0.0%
Republic of Hungary, 5.38%, 03/25/24	USD	8,710	9,824,880
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.15%, 03/29/27		700	783,912

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Indonesia (continued)
Perusahaan Penerbit SBSN Indonesia III
3.80%, 06/23/50	USD	1,904	$ 1,987,657
Republic of Indonesia
4.10%, 04/24/28		11,493	12,982,062
2.85%, 02/14/30		8,000	8,279,000
6.50%, 02/15/31	IDR	101,330,000	6,928,876
4.63%, 04/15/43	USD	432	499,581
4.75%, 07/18/47		433	515,486
			31,976,574
Italy — 0.2%
Buoni Poliennali Del Tesoro
0.00%, 04/01/26	EUR	19,455	22,964,721
0.95%, 12/01/31(a)		10,550	12,614,618
			35,579,339
Mexico — 0.5%
United Mexican States
2.66%, 05/24/31	USD	81,853	79,924,339
4.50%, 01/31/50		23,504	24,962,717
			104,887,056
Mongolia — 0.0%
Mongolian People’s Republic, 8.75%, 03/09/24		436	499,847
Pakistan — 0.0%
Islamic Republic of Pakistan
6.00%, 04/08/26		400	403,875
7.38%, 04/08/31		600	616,500
			1,020,375
Panama — 0.2%
Republic of Panama
3.88%, 03/17/28		25,538	28,080,627
3.16%, 01/23/30		3,013	3,157,624
2.25%, 09/29/32		6,025	5,775,716
			37,013,967
Peru — 0.1%
Republic of Peru, 4.13%, 08/25/27		17,494	19,580,160
Philippines — 0.2%
Republic of the Philippines
3.00%, 02/01/28		30,655	33,043,331
9.50%, 02/02/30		200	316,475
6.38%, 01/15/32		300	411,244
6.38%, 10/23/34		300	422,962
			34,194,012
Romania — 0.0%
Republic of Romania, 3.00%, 02/14/31(a)		5,070	5,257,907
South Africa — 0.1%
Republic of South Africa
7.00%, 02/28/31	ZAR	261,150	15,691,713
8.25%, 03/31/32		157,237	10,046,221
			25,737,934
Spain — 0.2%
Kingdom of Spain
0.50%, 10/31/31(a)	EUR	15,455	18,349,736
1.00%, 10/31/50(a)		32,726	35,038,999
			53,388,735
Sri Lanka — 0.0%
Republic of Sri Lanka
6.85%, 03/14/24	USD	625	429,609
6.35%, 06/28/24		200	136,725
6.83%, 07/18/26		200	128,787
Security		Par (000)	Value
Sri Lanka (continued)
Republic of Sri Lanka
7.85%, 03/14/29	USD	200	$ 126,538
7.55%, 03/28/30		912	576,726
			1,398,385
Ukraine — 0.1%
Ukraine Government
9.75%, 11/01/28		8,135	9,687,260
7.38%, 09/25/32		5,195	5,452,477
7.25%, 03/15/33		3,727	3,875,614
			19,015,351
Uruguay — 0.1%
Republic of Uruguay
4.38%, 10/27/27		9,858	11,329,712
5.10%, 06/18/50		3,180	4,163,415
			15,493,127
Total Foreign Government Obligations — 7.7% (Cost: $1,653,838,473)			1,703,388,192
	Shares
Investment Companies(p)
Equity Funds — 0.3%
iShares China Large-Cap ETF	1,130,000	52,352,900
Fixed-Income Funds — 0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF(g)	200	26,872
iShares iBoxx High Yield Corporate Bond ETF(h)	1,840,000	161,993,600
		162,020,472
Total Investment Companies — 1.0% (Cost: $213,983,188)		214,373,372
		Par (000)
Municipal Bonds
California — 0.4%
Bay Area Toll Authority, RB, Series S1, 7.04%, 04/01/50	USD	9,275	16,199,066
Los Angeles Community College District, GO, 6.60%, 08/01/42		3,990	6,322,514
Los Angeles Unified School District
GO, 5.75%, 07/01/34		555	750,216
GO, 6.76%, 07/01/34		9,940	14,292,428
State of California
GO, 7.55%, 04/01/39		4,000	6,787,840
Refunding GO, 4.60%, 04/01/38		22,215	26,066,414
University of California, RB, 4.86%, 05/15/2112		2,467	3,502,301
			73,920,779
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%, 04/01/57		3,301	5,025,541
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		17,635	20,745,990
Massachusetts — 0.0%
Massachusetts HFA, RB, Series A, 4.50%, 12/01/48		965	1,032,724

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40	USD	3,126	$ 5,139,832
New York — 0.1%
Metropolitan Transportation Authority
RB, 5.87%, 11/15/39		985	1,312,030
RB, 6.67%, 11/15/39		470	679,766
RB, Series E, 6.81%, 11/15/40		1,025	1,490,493
New York City Water & Sewer System
RB, 6.01%, 06/15/42		850	1,306,969
RB, 5.88%, 06/15/44		1,665	2,585,495
New York State Dormitory Authority, RB, Series H, 5.39%, 03/15/40		1,470	1,977,811
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,780	3,896,003
RB, 4.96%, 08/01/46		5,020	6,720,877
RB, 4.93%, 10/01/51		1,400	1,953,000
			21,922,444
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		3,555	6,514,075
Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%, 02/01/41		4,375	6,444,113
State of Texas, GO, 5.52%, 04/01/39		5,715	8,267,319
			14,711,432
Total Municipal Bonds — 0.7% (Cost: $131,606,230)			149,012,817
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.5%
1Texas Capital Bank CLN, Series M, 0.00%, 02/01/26(d)		18,500	18,500,000
Ajax Mortgage Loan Trust
Series 2020-C, Class A, 2.25%, 09/27/60(a)(b)		27,674	27,817,350
Series 2020-C, Class B, 5.00%, 09/27/60(a)(b)		2,981	2,985,294
Series 2020-C, Class C, 0.00%, 09/27/60(a)		10,121	9,166,424
Series 2021-C, Class A, 2.12%, 01/25/61(a)(b)(d)		19,661	19,853,470
Series 2021-C, Class B, 3.72%, 01/25/61(a)(b)		3,277	3,268,134
Series 2021-C, Class C, 0.00%, 01/25/61(a)		8,401	5,885,689
Series 2021-F, Class A, 1.88%, 12/27/60(a)(b)		58,255	58,076,716
Series 2021-F, Class B, 3.75%, 12/27/60(a)(b)		6,403	6,394,143
Series 2021-F, Class C, 0.00%, 12/27/60(a)		12,006	10,255,806
Series 2021-G, Class A, 1.98%, 06/25/61(a)(c)		58,772	58,407,778
Series 2021-G, Class B, 3.75%, 06/25/61(a)(c)		8,147	8,088,186
Series 2021-G, Class C, 0.00%, 06/25/61(a)		15,276	14,081,274
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12 mo. Federal Reserve Cumulative Average US + 0.94%), 1.06%, 10/25/46(c)		744	604,932
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.21%), 0.30%, 10/25/46(c)		2,100	1,381,226
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.92%), 1.04%, 11/25/46(c)		3,276	1,388,968
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.70%), 0.82%, 02/25/47(c)	USD	711	$ 401,778
Angel Oak Mortgage Trust, Series 2020-4, Class A3, 2.81%, 06/25/65(a)(c)		3,066	3,110,349
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3, 3.30%, 07/26/49(a)(c)		2,589	2,613,774
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A3, 2.87%, 04/25/65(a)(c)		4,613	4,690,395
Series 2020-3, Class M1, 3.81%, 04/25/65(a)(c)		4,120	4,250,197
APS Resecuritization Trust
Series 2016-1, Class 1MZ, 3.82%, 07/31/57(a)(c)		7,543	2,704,283
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.85%), 2.94%, 09/27/46(a)(c)		3,634	3,636,601
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.60%), 2.69%, 04/27/47(a)(c)		454	453,676
ARI Investments LLC
Series 2017-1, Class A, 4.61%, 01/06/25(d)		2,539	2,521,618
Series 2019-1, 4.55%, 01/30/25(d)		3,032	3,001,583
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)		3,792	1,058,205
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(c)		1,275	1,229,332
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1 mo. LIBOR US + 0.15%), 0.39%, 05/28/36(a)(c)		4,027	3,907,392
Bear Stearns ALT-A Trust, Series 2007-1, Class 1A1, (1 mo. LIBOR US + 0.32%), 0.41%, 01/25/47(c)		1,138	1,054,139
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35(b)		190	171,199
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.28%), 0.37%, 08/25/36(c)		857	844,720
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.17%), 0.26%, 03/25/37(c)		291	274,790
Series 2007-AR3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.23%, 03/25/37(c)		481	455,962
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.21%), 0.30%, 06/25/37(c)		481	468,726
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 0.00%, 12/25/35(a)(c)(p)		3	2,903
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		21,253	13,378,233
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,481	1,344,456
Series 2008-2, Class 1A1, 6.50%, 06/25/38		4,941	4,404,791
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		9	9,250
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.00%, 06/25/37		716	718,665
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/65(a)(c)		1,408	1,422,936

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.35%), 0.44%, 06/25/35(c)	USD	3,364	$ 2,827,447
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.60%), 0.69%, 01/25/36(c)		528	504,733
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.00%), 1.12%, 02/25/36(c)		658	623,907
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,566	1,123,862
Series 2006-15CB, Class A1, 6.50%, 06/25/36		364	272,208
Series 2006-23CB, Class 2A5, (1 mo. LIBOR US + 0.40%), 0.49%, 08/25/36(c)		5,179	946,803
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.73%), 1.85%, 11/25/46(c)		2,671	2,311,820
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.38%), 0.47%, 10/25/46(c)		3,179	3,078,673
Series 2006-OA16, Class A4C, (1 mo. LIBOR US + 0.68%), 0.77%, 10/25/46(c)		4,067	2,998,436
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 0.28%, 03/20/47(c)		7,524	6,470,811
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.19%), 0.28%, 07/25/46(c)		382	346,318
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.46%), 0.55%, 11/25/36(c)		1,612	1,500,319
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.50%), 0.59%, 07/25/46(c)		2,315	2,154,109
Series 2007-14T2, Class A1, 6.00%, 07/25/37		2,338	1,584,768
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		308	203,160
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.23%, 04/25/47(c)		912	824,999
Series 2007-OA8, Class 2A1, (1 mo. LIBOR US + 0.18%), 0.27%, 06/25/47(c)		305	246,114
Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.24%), 0.33%, 08/25/47(c)		379	371,565
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (1 mo. LIBOR US + 0.54%), 0.63%, 02/25/35(c)		212	207,601
Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.96%), 1.08%, 04/25/46(c)		1,361	564,465
Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.40%), 0.49%, 04/25/46(c)		574	539,009
Series 2007-15, Class 2A2, 6.50%, 09/25/37		8,356	4,799,906
Credit Suisse Commercial Mortgage Trust
Series 2014-11R, Class 16A1, 3.16%, 09/27/47(a)(c)		475	486,227
Series 2014-4R, Class 16A3, (1 mo. LIBOR US + 0.20%), 0.29%, 02/27/36(a)(c)(d)		618	584,175
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.12%), 0.21%, 08/27/36(a)(c)		1,153	1,068,039
Series 2020-SPT1, Class M1, 3.39%, 04/25/65(a)(c)		4,796	4,951,226
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		8,102	4,516,900
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Capital Certificates
Series 2021-JR1, Class A1, 2.47%, 09/27/66(a)(c)	USD	50,148	$ 50,132,913
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.35%), 1.44%, 11/25/35(c)		1,247	229,953
Deephaven Residential Mortgage Trust
Series 2020-1, Class B2, 4.54%, 01/25/60(a)(c)		1,310	1,328,859
Series 2020-2, Class A3, 2.86%, 05/25/65(a)		3,800	3,886,416
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1 mo. LIBOR US + 0.17%), 0.26%, 08/25/47(c)		1,066	1,142,880
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, (1 mo. LIBOR US + 0.50%), 0.59%, 01/27/37(a)(c)		19	17,981
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(c)		375	369,088
Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)		239	235,365
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.00%), 2.12%, 03/25/36(c)		770	762,212
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class B4, 4.45%, 11/25/49(a)(c)		1,476	1,538,786
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		141	164,226
Series 2007-OA2, Class 2A1, 2.33%, 06/25/47(c)		1,198	978,302
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1 mo. LIBOR US + 0.21%), 0.30%, 12/19/36(c)		12,780	11,959,751
Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.25%), 0.34%, 07/19/47(c)		623	570,126
Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, 2.64%, 05/25/65(a)(c)		4,767	4,848,199
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(c)		5,763	5,938,027
Impac CMB Trust
Series 2004-11, Class 1A2, (1 mo. LIBOR US + 0.52%), 0.61%, 03/25/35(c)		1,072	1,113,810
Series 2005-6, Class 1A1, (1 mo. LIBOR US + 0.50%), 0.59%, 10/25/35(c)		837	827,253
Impac Secured Assets Trust, Series 2006-3, Class A1, (1 mo. LIBOR US + 0.17%), 0.26%, 11/25/36(c)		1,488	1,372,526
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A3, 2.05%, 10/25/55(a)(c)		2,151	2,158,714
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1 mo. LIBOR US + 0.24%), 0.33%, 07/25/36(c)		435	410,811
Series 2007-AR19, Class 3A1, 3.12%, 09/25/37(c)		2,854	1,999,027
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.24%), 0.33%, 08/25/37(c)		824	767,258

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
IndyMac INDX Mortgage Loan Trust, Series 2006-AR35, Class 1A1A, (1 mo. LIBOR US + 0.18%), 0.27%, 01/25/37(c)	USD	2,858	$ 2,891,362
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1 mo. LIBOR US + 0.42%), 0.51%, 03/25/37(c)		1,333	1,339,968
Series 2007-A2, Class 2A1, 3.31%, 05/25/37(c)		273	253,869
JPMorgan Mortgage Trust
Series 2014-OAK4, Class B4, 3.90%, 09/25/44(a)(c)		272	271,573
Series 2021-4, Class B1, 2.90%, 08/25/51(a)(c)		16,030	16,521,868
Series 2021-4, Class B2, 2.90%, 08/25/51(a)(c)		4,067	4,181,921
Series 2021-4, Class B3, 2.90%, 08/25/51(a)(c)		3,838	3,748,816
Legacy Mortgage Asset Trust
Series 2020-GS5, Class A1, 3.25%, 06/25/60(a)		3,989	4,064,375
Series 2020-SL1, Class A, 2.73%, 01/25/60(a)(b)		4,013	4,046,654
Series 2021-GS2, Class A1, 1.75%, 04/25/61(a)(b)		24,537	24,561,876
Lehman XS Trust
Series 2007-16N, Class AF2, (1 mo. LIBOR US + 0.95%), 1.04%, 09/25/47(c)		3,216	3,369,229
Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.15%), 1.24%, 12/25/37(c)		763	789,478
LHOME Mortgage Trust, Series 2019-RTL1, Class A1, 4.58%, 10/25/23(a)(b)		876	876,866
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.53%, 08/25/37(a)(c)		933	501,581
MCM Trust
Series 2018-NPL1, Class B, 0.00%, 05/28/58(a)		3,219	1,457,254
Series 2018-NPL2, Class B, 0.00%, 10/25/28(a)		4,914	2,505,970
Mello Warehouse Securitization Trust, Series 2021-2, Class E, (1 mo. LIBOR US + 2.75%), 2.84%, 04/25/55(a)(c)		1,090	1,091,298
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.42%), 0.51%, 04/25/37(c)		1,727	1,701,896
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 2.84%, 05/25/36(c)		948	899,899
MFA Trust
Series 2020-NQM1, Class A3, 2.30%, 08/25/49(a)(c)		454	459,978
Series 2021-NQM1, Class B1, 3.51%, 04/25/65(a)(c)		3,310	3,313,127
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1 mo. LIBOR US + 0.16%), 0.41%, 12/26/46(a)(c)		947	929,779
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.34%), 0.43%, 04/16/36(a)(c)		3,292	3,043,355
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 03/25/34(a)		2,290	2,295,822
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A2, 7.50%, 03/25/34(a)	USD	526	$ 540,686
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		1,409	1,482,492
Series 2020-RPL1, Class B3, 3.90%, 11/25/59(a)(c)		6,210	5,668,101
Series 2020-RPL2, Class A1, 3.58%, 08/25/25(a)(c)		12,356	12,585,278
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(c)		399	408,442
Series 2006-AF1, Class 1A4, 7.13%, 05/25/36(b)		564	179,681
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.42%), 0.51%, 06/25/37(c)		348	295,961
NYMT Loan Trust, Series 2020-SP2, Class A1, 2.94%, 10/25/60(a)(c)		17,457	17,559,260
Preston Ridge Partners Mortgage LLC
Series 2020-3, Class A1, 2.86%, 09/25/25(a)(b)		22,181	22,298,444
Series 2020-5, Class A1, 3.10%, 11/25/25(a)(b)		17,103	17,215,954
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class F, (1 mo. LIBOR US + 4.50%), 4.59%, 02/25/55(a)(c)		2,330	2,329,120
RALI Trust, Series 2007-QH9, Class A1, 1.40%, 11/25/37(c)		647	615,709
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.34%), 0.43%, 06/25/35(a)(c)		396	379,390
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.40%), 0.49%, 09/25/35(a)(c)		123	108,933
Residential Mortgage Loan Trust
Series 2020-2, Class A2, 2.51%, 05/25/60(a)(c)		3,500	3,575,471
Series 2020-2, Class M1, 3.57%, 05/25/60(a)(c)		7,854	8,071,063
RFMSI Series Trust, Series 2006-SA2, Class 2A1, 4.46%, 08/25/36(c)		5,967	4,890,661
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 2.22%, 05/25/57(c)		537	281,542
Seasoned Loans Structured Transaction Trust, Series 2020-2, Class M1, 4.75%, 09/25/60(a)(c)		15,220	15,916,324
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 2.95%, 07/20/37(c)		1,229	1,124,432
Station Place Securitization Trust
Series 2021-WL1, Class E, (1 mo. LIBOR US + 2.00%), 2.09%, 01/26/54(a)(c)		1,720	1,719,196
Series 2021-WL1, Class F, (1 mo. LIBOR US + 2.50%), 2.59%, 01/26/54(a)(c)		1,850	1,849,141
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.06%, 04/25/36(c)		700	531,640
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1 mo. LIBOR US + 0.38%), 0.47%, 06/25/36(c)		2,096	1,965,139

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments II Trust
Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.42%), 0.51%, 05/25/46(c)	USD	460	$ 409,288
Thornburg Mortgage Securities Trust
Series 2006-3, Class A1, 2.11%, 06/25/46(c)		1,381	1,177,491
Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.25%), 1.49%, 06/25/47(c)		141	132,983
TVC DSCR
Series 21-1, Class A, 0.00%, 02/01/51(d)		13,542	13,541,662
Series 21-1, Class CERT, 0.00%, 02/01/51(d)		3,385	4,307,941
TVC Mortgage Trust, Series 2020-RTL1, Class A1, 3.47%, 09/25/24(a)		1,960	1,974,950
Verus Securitization Trust
Series 2019-INV2, Class M1, 3.50%, 07/25/59(a)(c)		835	849,294
Series 2020-4, Class A3, 2.32%, 05/25/65(a)(b)		2,406	2,440,695
Series 2020-4, Class M1, 3.29%, 05/25/65(a)(c)		3,120	3,188,338
Series 2020-5, Class M1, 2.60%, 05/25/65(a)(c)		2,312	2,332,107
Series 2020-INV1, Class A2, 3.04%, 03/25/60(a)(c)		1,895	1,954,721
Series 2020-INV1, Class A3, 3.89%, 03/25/60(a)(c)		1,800	1,880,257
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(c)		906	927,256
Series 2020-1, Class M1, 4.45%, 08/25/55(a)(c)		1,100	1,157,090
Vista Point Securitization Trust
Series 2020-1, Class A1, 1.76%, 03/25/65(a)(c)		8,900	8,983,837
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(c)		3,028	3,056,783
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(c)		640	673,307
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(c)		1,480	1,544,045
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		1,175	1,038,460
Series 2006-4, Class 1A1, 6.00%, 04/25/36		3,119	3,150,791
Series 2006-4, Class 3A1, 6.50%, 05/25/36(b)		1,096	1,086,915
Series 2006-4, Class 3A5, 6.35%, 05/25/36(b)		425	421,373
Series 2007-OA5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.75%), 0.87%, 06/25/47(c)		3,114	2,960,987
Series 2007-OA5, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.25%), 1.59%, 06/25/47(c)		1,516	1,349,157
Western Alliance CLN, Series 2021-CL1, Class M, 5.65%, 12/28/24(a)		54,690	54,690,000
			765,085,028
Commercial Mortgage-Backed Securities — 3.9%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.28%, 08/10/35(a)(c)		600	647,119
Series 2015-1211, Class D, 4.28%, 08/10/35(a)(c)		6,157	6,517,025
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
1211 Avenue of the Americas Trust
Series 2015-1211, Class E, 4.28%, 08/10/35(a)(c)	USD	1,110	$ 1,133,519
245 Park Avenue Trust
Series 2017-245P, Class D, 3.78%, 06/05/37(a)(c)		480	499,661
Series 2017-245P, Class E, 3.78%, 06/05/37(a)(c)		2,463	2,398,734
280 Park Avenue Mortgage Trust
Series 2017-280P, Class D, (1 mo. LIBOR US + 1.54%), 1.61%, 09/15/34(a)(c)		2,920	2,916,495
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 2.19%, 09/15/34(a)(c)		5,835	5,761,705
Series 2017-280P, Class F, (1 mo. LIBOR US + 2.83%), 2.90%, 09/15/34(a)(c)		630	614,179
Alen Mortgage Trust, Series 2021-ACEN, Class D, (1 mo. LIBOR US + 3.10%), 3.17%, 04/15/34(a)(c)		2,670	2,670,801
AOA Mortgage Trust, Series 2015-1177, Class C, 3.11%, 12/13/29(a)(c)		5,210	5,208,620
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class E, 1.75%, 05/15/53(a)		636	528,755
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.10%), 2.17%, 04/15/35(a)(c)		740	737,172
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.95%), 2.02%, 12/15/36(a)(c)		4,840	4,803,466
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.05%), 3.12%, 12/15/36(a)(c)		568	542,635
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.72%, 04/14/33(a)(c)		2,691	2,758,872
Series 2016-ISQ, Class C, 3.73%, 08/14/34(a)(c)		445	468,262
Series 2017-SCH, Class AF, (1 mo. LIBOR US + 1.00%), 1.07%, 11/15/33(a)(c)		150	146,759
Series 2017-SCH, Class BF, (1 mo. LIBOR US + 1.40%), 1.47%, 11/15/33(a)(c)		2,870	2,795,579
Series 2017-SCH, Class CL, (1 mo. LIBOR US + 1.50%), 1.57%, 11/15/32(a)(c)		970	842,426
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 2.07%, 11/15/32(a)(c)		1,930	1,603,502
Series 2018-DSNY, Class C, (1 mo. LIBOR US + 1.35%), 1.42%, 09/15/34(a)(c)		350	349,580
Series 2018-DSNY, Class D, (1 mo. LIBOR US + 1.70%), 1.77%, 09/15/34(a)(c)		3,275	3,262,759
BANK
Series 2019-BN21, Class A5, 2.85%, 10/17/52		1,088	1,162,327
Series 2020-BN28, Class D, 2.50%, 03/15/63(a)		610	554,127
Series 2021-BN32, Class A5, 2.64%, 04/15/54		1,970	2,071,809
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1 mo. LIBOR US + 0.48%), 0.57%, 11/25/35(a)(c)		2,099	1,988,654
Series 2005-4A, Class A1, (1 mo. LIBOR US + 0.45%), 0.54%, 01/25/36(a)(c)		4,498	4,314,103

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
Series 2005-4A, Class A2, (1 mo. LIBOR US + 0.59%), 0.68%, 01/25/36(a)(c)	USD	70	$ 67,421
Series 2005-4A, Class M1, (1 mo. LIBOR US + 0.68%), 0.77%, 01/25/36(a)(c)		186	179,773
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.54%), 0.63%, 04/25/36(a)(c)		237	224,875
Series 2006-2A, Class A2, (1 mo. LIBOR US + 0.42%), 0.51%, 07/25/36(a)(c)		835	803,710
Series 2006-3A, Class A1, (1 mo. LIBOR US + 0.25%), 0.34%, 10/25/36(a)(c)		390	373,516
Series 2006-3A, Class A2, (1 mo. LIBOR US + 0.30%), 0.39%, 10/25/36(a)(c)		272	260,958
Series 2006-4A, Class A1, (1 mo. LIBOR US + 0.35%), 0.44%, 12/25/36(a)(c)		1,473	1,415,918
Series 2007-1, Class A2, (1 mo. LIBOR US + 0.27%), 0.36%, 03/25/37(a)(c)		1,218	1,153,301
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.36%, 07/25/37(a)(c)		8,848	8,427,823
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 1.59%, 12/25/37(a)(c)		5,440	5,222,655
Series 2008-2, Class A4A, (1 mo. LIBOR US + 2.50%), 2.59%, 04/25/38(a)(c)		2,743	2,771,045
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.41%, 08/05/38(a)(c)		980	859,933
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.72%), 0.80%, 03/15/37(a)(c)		918	912,277
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.45%), 1.52%, 03/15/37(a)(c)		1,120	1,087,967
Series 2019-BWAY, Class D, (1 mo. LIBOR US + 2.16%), 2.23%, 11/15/34(a)(c)		1,118	1,084,493
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		2,453	2,605,544
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36(a)(c)		790	668,360
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR7, Class B, 5.21%, 02/11/41(c)		388	385,846
Series 2007-T26, Class AM, 5.51%, 01/12/45(c)		735	729,452
Beast Mortgage Trust
Series 2021-SSCP, Class B, (1 mo. LIBOR US + 1.10%), 1.17%, 04/15/36(a)(c)		3,731	3,736,964
Series 2021-SSCP, Class C, (1 mo. LIBOR US + 1.35%), 1.42%, 04/15/36(a)(c)		4,582	4,589,322
Series 2021-SSCP, Class D, (1 mo. LIBOR US + 1.60%), 1.67%, 04/15/36(a)(c)		4,292	4,298,856
Series 2021-SSCP, Class E, (1 mo. LIBOR US + 2.10%), 2.17%, 04/15/36(a)(c)		3,650	3,655,825
Series 2021-SSCP, Class F, (1 mo. LIBOR US + 2.90%), 2.97%, 04/15/36(a)(c)		3,508	3,516,751
Series 2021-SSCP, Class G, (1 mo. LIBOR US + 3.80%), 3.87%, 04/15/36(a)(c)		3,947	3,956,857
Series 2021-SSCP, Class H, (1 mo. LIBOR US + 4.90%), 4.98%, 04/15/36(a)(c)		2,773	2,779,926
Benchmark Mortgage Trust
Series 2018-B3, Class D, 3.21%, 04/10/51(a)(c)		210	196,321
Series 2018-B5, Class A3, 3.94%, 07/15/51		4,840	5,510,017
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2019-B10, Class 3CCA, 4.03%, 03/15/62(a)(c)	USD	3,610	$ 3,879,247
Series 2020-B16, Class D, 2.50%, 02/15/53(a)		38	33,836
Series 2021-B25, Class A5, 2.58%, 04/15/54		2,610	2,729,871
BFLD Trust, Series 2020-EYP, Class E, (1 mo. LIBOR US + 3.70%), 3.77%, 10/15/35(a)(c)		5,885	5,936,942
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 1.32%, 07/15/35(a)(c)		2,770	2,771,691
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		3,004	3,215,146
Series 2013-1515, Class D, 3.63%, 03/10/33(a)		1,400	1,463,196
Series 2013-1515, Class E, 3.72%, 03/10/33(a)		250	258,459
Series 2013-1515, Class F, 4.06%, 03/10/33(a)(c)		250	256,560
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E, (1 mo. LIBOR US + 1.95%), 2.02%, 03/15/37(a)(c)		1,210	1,211,490
Series 2018-BIOA, Class F, (1 mo. LIBOR US + 2.47%), 2.54%, 03/15/37(a)(c)		8,300	8,297,308
Series 2018-IND, Class G, (1 mo. LIBOR US + 2.05%), 2.12%, 11/15/35(a)(c)		2,324	2,324,743
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.07%, 11/15/35(a)(c)		11,634	11,655,673
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.37%, 10/15/36(a)(c)		19,663	19,669,465
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.72%, 10/15/36(a)(c)		27,233	27,258,986
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.07%, 12/15/36(a)(c)		21,910	21,909,730
Series 2020-BXLP, Class G, (1 mo. LIBOR US + 2.50%), 2.57%, 12/15/36(a)(c)		6,590	6,585,660
Series 2020-FOX, Class E, (1 mo. LIBOR US + 3.60%), 3.67%, 11/15/32(a)(c)		7,358	7,390,533
Series 2020-VIV2, Class C, 3.66%, 03/09/44(a)(c)		2,550	2,697,683
Series 2020-VIV3, Class B, 3.66%, 03/09/44(a)(c)		320	347,497
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		5,380	5,651,159
Series 2020-VKNG, Class F, (1 mo. LIBOR US + 2.75%), 2.82%, 10/15/37(a)(c)		4,670	4,679,458
Series 2021-NWM, Class A, (1 mo. LIBOR US + 0.91%), 0.98%, 02/15/33(a)(c)(d)		17,038	17,038,000
Series 2021-NWM, Class B, (1 mo. LIBOR US + 2.15%), 2.22%, 02/15/33(a)(c)(d)		10,439	10,439,000
Series 2021-NWM, Class C, (1 mo. LIBOR US + 4.25%), 4.32%, 02/15/33(a)(c)(d)		6,988	6,988,000
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		1,183	1,274,402
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(c)		8,267	8,845,027
Series 2019-OC11, Class E, 4.08%, 12/09/41(a)(c)		11,936	12,483,176
Series 2021-LBA, Class FJV, (1 mo. LIBOR US + 2.40%), 2.47%, 02/15/36(a)(c)		6,390	6,395,723

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2021-LBA, Class FV, (1 mo. LIBOR US + 2.40%), 2.47%, 02/15/36(a)(c)	USD	5,128	$ 5,132,593
Series 2021-LBA, Class GJV, (1 mo. LIBOR US + 3.00%), 3.07%, 02/15/36(a)(c)		8,390	8,405,911
Series 2021-LBA, Class GV, (1 mo. LIBOR US + 3.00%), 3.07%, 02/15/36(a)(c)		6,640	6,652,592
Series 2021-MFM1, Class E, (1 mo. LIBOR US + 2.25%), 2.32%, 01/15/34(a)(c)		1,650	1,649,507
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 3.07%, 01/15/34(a)(c)		2,550	2,565,860
Series 2021-SOAR, Class G, (1 mo. LIBOR US + 2.80%), 2.90%, 06/15/38(a)(c)		13,540	13,565,742
Series 2021-SOAR, Class J, (1 mo. LIBOR US + 3.75%), 3.85%, 06/15/38(a)(c)		10,660	10,680,229
BXP Trust
Series 2017-CC, Class D, 3.67%, 08/13/37(a)(c)		750	790,491
Series 2017-CC, Class E, 3.67%, 08/13/37(a)(c)		1,450	1,485,630
Series 2017-GM, Class D, 3.54%, 06/13/39(a)(c)		590	621,836
Series 2017-GM, Class E, 3.54%, 06/13/39(a)(c)		1,240	1,269,139
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.75%), 1.82%, 12/15/37(a)(c)		3,618	3,624,109
CD Mortgage Trust
Series 2017-CD5, Class B, 3.96%, 08/15/50(c)		2,091	2,279,156
Series 2017-CD6, Class C, 4.41%, 11/13/50(c)		1,290	1,387,827
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48		410	451,487
Series 2018-TAN, Class A, 4.24%, 02/15/33(a)		1,860	1,931,707
Series 2018-TAN, Class B, 4.69%, 02/15/33(a)		2,274	2,354,984
Series 2018-TAN, Class C, 5.30%, 02/15/33(a)		1,160	1,204,742
Series 2018-TAN, Class E, 6.66%, 02/15/33(a)(c)		670	691,870
CFK Trust, Series 2019-FAX, Class D, 4.79%, 01/15/39(a)(c)		2,643	2,953,871
CHC Commercial Mortgage Trust, Series 2019-CHC, Class B, (1 mo. LIBOR US + 1.50%), 1.57%, 06/15/34(a)(c)		7,240	7,221,976
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.26%, 03/10/47(c)		440	475,194
Series 2015-GC27, Class B, 3.77%, 02/10/48		990	1,047,111
Series 2016-C1, Class D, 5.11%, 05/10/49(a)(c)		450	462,223
Series 2016-GC37, Class C, 5.09%, 04/10/49(c)		640	677,193
Series 2016-P3, Class C, 5.05%, 04/15/49(c)		30	31,697
Series 2016-P3, Class D, 2.80%, 04/15/49(a)(c)		136	103,487
Series 2017-C4, Class A4, 3.47%, 10/12/50		1,220	1,341,522
Series 2018-C6, Class A4, 4.41%, 11/10/51		1,960	2,284,031
Series 2019-C7, Class A4, 3.10%, 12/15/72		1,130	1,228,730
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class D, 4.35%, 05/10/36(a)	USD	1,120	$ 1,161,815
Series 2019-PRM, Class E, 4.89%, 05/10/36(a)(c)		5,271	5,419,404
Series 2019-PRM, Class F, 4.89%, 05/10/36(a)(c)		5,180	5,219,073
Series 2019-SMRT, Class D, 4.90%, 01/10/36(a)(c)		7,200	7,660,831
Series 2019-SMRT, Class E, 4.90%, 01/10/36(a)(c)		419	440,995
Series 2020-420K, Class E, 3.42%, 11/10/42(a)(c)		1,540	1,471,373
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 02/10/50		850	939,432
Cold Storage Trust
Series 2020-ICE5, Class E, (1 mo. LIBOR US + 2.77%), 2.84%, 11/15/37(a)(c)		9,270	9,310,286
Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.57%, 11/15/37(a)(c)		4,266	4,311,635
Commercial Mortgage Pass-Through Certificates
Series 2014-CR15, Class C, 4.87%, 02/10/47(c)		3,920	4,216,994
Series 2014-CR18, Class A4, 3.55%, 07/15/47		331	348,982
Series 2015-LC21, Class C, 4.48%, 07/10/48(c)		1,600	1,680,998
Series 2017-COR2, Class D, 3.00%, 09/10/50(a)		179	169,396
Series 2018-HCLV, Class B, (1 mo. LIBOR US + 1.40%), 1.47%, 09/15/33(a)(c)		1,420	1,411,140
Commercial Mortgage Trust
Series 2013-GAM, Class A2, 3.37%, 02/10/28(a)		1,530	1,522,852
Series 2013-GAM, Class E, 3.53%, 02/10/28(a)(c)		2,270	2,134,923
Series 2014-CR21, Class A3, 3.53%, 12/10/47		1,334	1,420,018
Series 2015-LC19, Class D, 2.87%, 02/10/48(a)		76	73,837
Series 2015-LC23, Class A4, 3.77%, 10/10/48		1,040	1,144,257
Series 2016-667M, Class D, 3.29%, 10/10/36(a)(c)		630	610,256
CORE Mortgage Trust, Series 2019-CORE, Class F, (1 mo. LIBOR US + 2.35%), 2.42%, 12/15/31(a)(c)		2,560	2,534,261
Credit Suisse Commercial Mortgage Trust
Series 2017-CALI, Class C, 3.90%, 11/10/32(a)(c)		1,729	1,839,716
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.95%), 1.02%, 12/15/30(a)(c)		900	894,735
Series 2017-TIME, Class A, 3.65%, 11/13/39(a)		850	874,866
Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 4.94%, 10/15/37(a)(c)		4,380	4,452,044
Series 2020-NET, Class D, 3.83%, 08/15/37(a)(c)		710	745,456
Series 2020-NET, Class E, 3.83%, 08/15/37(a)(c)		3,580	3,600,651

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 2.22%, 05/15/36(a)(c)	USD	2,600	$ 2,604,896
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57		1,160	1,252,392
Series 2016-C5, Class B, 4.46%, 11/15/48(c)		2,410	2,638,008
Series 2018-C14, Class C, 5.05%, 11/15/51(c)		300	332,047
Series 2018-CX12, Class A4, 4.22%, 08/15/51(c)		460	526,494
Series 2018-CX12, Class C, 4.92%, 08/15/51(c)		570	629,029
Series 2019-C15, Class A4, 4.05%, 03/15/52		4,080	4,649,261
Series 2019-C15, Class D, 3.00%, 03/15/52(a)		294	263,290
Series 2019-C16, Class C, 4.24%, 06/15/52(c)		2,919	3,049,473
Series 2019-C17, Class C, 3.93%, 09/15/52		3,158	3,364,262
Series 2019-C17, Class D, 2.50%, 09/15/52(a)		808	723,620
Series 2020-C19, Class A3, 2.56%, 03/15/53		6,155	6,385,604
DBGS Mortgage Trust
Series 2018-5BP, Class B, (1 mo. LIBOR US + 0.83%), 1.05%, 06/15/33(a)(c)		2,890	2,890,918
Series 2019-1735, Class F, 4.33%, 04/10/37(a)(c)		1,144	959,450
Del Amo Fashion Center Trust, Series 2017-AMO, Class D, 3.76%, 06/05/35(a)(c)		962	736,742
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		1,430	1,539,688
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class A, 3.45%, 10/10/34(a)		2,540	2,706,629
Series 2017-BRBK, Class D, 3.65%, 10/10/34(a)(c)		1,800	1,877,064
Series 2017-BRBK, Class E, 3.65%, 10/10/34(a)(c)		3,560	3,659,288
Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(c)		1,270	1,287,578
Extended Stay America Trust
Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 2.33%, 07/15/38(a)(c)		12,400	12,459,596
Series 2021-ESH, Class E, (1 mo. LIBOR US + 2.85%), 2.93%, 07/15/38(a)(c)		8,030	8,075,638
Series 2021-ESH, Class F, (1 mo. LIBOR US + 3.70%), 3.78%, 07/15/38(a)(c)		8,380	8,430,519
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/27(a)(c)		1,190	1,257,735
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(c)		120	134,072
Series 2018-K80, Class B, 4.37%, 08/25/50(a)(c)		1,510	1,714,859
Series 2018-KHG1, Class C, 3.94%, 12/25/27(a)(c)		4,579	4,063,360
FRESB Mortgage Trust, Series 2018-SB53, Class A10F, 3.66%, 06/25/28(c)		1,299	1,410,235
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.80%), 0.87%, 02/15/38(a)(c)		1,870	1,872,225
Series 2021-GCT, Class D, (1 mo. LIBOR US + 2.35%), 2.42%, 02/15/38(a)(c)		440	440,277
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Grace Trust, Series 2020-GRCE, Class E, 2.77%, 12/10/40(a)(c)	USD	3,335	$ 3,187,725
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		2,750	3,134,869
Series 2012-TMSQ, Class D, 3.57%, 12/10/30(a)(c)		1,210	1,135,228
GS Mortgage Securities Corp. Trust
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)		2,290	2,282,809
Series 2019-BOCA, Class A, (1 mo. LIBOR US + 1.20%), 1.27%, 06/15/38(a)(c)		1,431	1,433,659
Series 2019-SOHO, Class A, (1 mo. LIBOR US + 0.90%), 0.97%, 06/15/36(a)(c)		3,715	3,714,924
Series 2019-SOHO, Class E, (1 mo. LIBOR US + 1.87%), 1.95%, 06/15/36(a)(c)		1,723	1,692,685
Series 2020-TWN3, Class B, (1 mo. LIBOR US + 2.50%), 2.57%, 11/15/37(a)(c)		320	322,129
Series 2020-TWN3, Class D, (1 mo. LIBOR US + 3.70%), 3.77%, 11/15/37(a)(c)		200	202,601
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%, 11/10/45(a)(c)		1,507	1,548,545
Series 2014-GC20, Class B, 4.53%, 04/10/47(c)		140	143,217
Series 2015-590M, Class E, 3.93%, 10/10/35(a)(c)		1,790	1,788,763
Series 2015-GC32, Class C, 4.57%, 07/10/48(c)		290	310,666
Series 2015-GS1, Class A3, 3.73%, 11/10/48		670	736,504
Series 2017-GS7, Class D, 3.00%, 08/10/50(a)		530	490,648
Series 2017-GS7, Class E, 3.00%, 08/10/50(a)		180	161,230
Series 2019-GSA1, Class C, 3.93%, 11/10/52(c)		520	552,246
GSCG Trust, Series 2019-600C, Class F, 4.12%, 09/06/34(a)(c)		3,090	3,025,744
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(a)		3,390	3,390,616
Hudson Yards Mortgage Trust
Series 2019-30HY, Class E, 3.56%, 07/10/39(a)(c)		2,178	2,247,876
Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(c)		4,179	4,003,295
IMT Trust
Series 2017-APTS, Class AFX, 3.48%, 06/15/34(a)		1,540	1,633,545
Series 2017-APTS, Class DFX, 3.61%, 06/15/34(a)(c)		1,600	1,647,625
Series 2017-APTS, Class EFX, 3.61%, 06/15/34(a)(c)		810	820,312
Independence Plaza Trust
Series 2018-INDP, Class B, 3.91%, 07/10/35(a)		700	737,634
Series 2018-INDP, Class C, 4.16%, 07/10/35(a)		1,600	1,682,371
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class B, 4.71%, 09/15/47(c)		670	697,564

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2015-C33, Class D1, 4.27%, 12/15/48(a)(c)	USD	1,873	$ 1,850,617
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.21%, 06/15/51		965	1,107,051
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.95%), 3.02%, 04/15/38(a)(c)		6,630	6,646,537
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A4FL, (1 mo. LIBOR US + 1.30%), 1.38%, 06/15/45(a)(c)		226	226,182
Series 2015-JP1, Class C, 4.89%, 01/15/49(c)		710	775,593
Series 2016-NINE, Class A, 2.95%, 09/06/38(a)(c)		647	689,808
Series 2017-FL10, Class E, (1 mo. LIBOR US + 3.90%), 3.97%, 06/15/32(a)(c)		560	557,574
Series 2017-JP5, Class D, 4.77%, 03/15/50(a)(c)		887	906,523
Series 2017-JP6, Class A5, 3.49%, 07/15/50		1,180	1,296,726
Series 2017-JP7, Class B, 4.05%, 09/15/50		320	350,289
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		2,825	2,996,466
Series 2018-AON, Class D, 4.77%, 07/05/31(a)(c)		1,518	1,586,071
Series 2018-PHH, Class A, (1 mo. LIBOR US + 0.91%), 2.56%, 06/15/35(a)(c)		1,938	1,943,440
Series 2018-WPT, Class DFX, 5.35%, 07/05/33(a)		1,996	2,099,781
Series 2019-BKWD, Class E, (1 mo. LIBOR US + 2.60%), 2.67%, 09/15/29(a)(c)		1,234	1,220,031
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,823,603
Series 2019-COR5, Class C, 3.75%, 06/13/52		988	1,030,447
Series 2019-MFP, Class E, (1 mo. LIBOR US + 2.16%), 2.23%, 07/15/36(a)(c)		2,460	2,428,143
Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 3.07%, 07/15/36(a)(c)		4,361	4,311,245
Series 2019-OSB, Class E, 3.91%, 06/05/39(a)(c)		1,384	1,386,011
Series 2020-609M, Class D, (1 mo. LIBOR US + 2.77%), 2.84%, 10/15/33(a)(c)		1,600	1,605,502
Series 2020-MKST, Class E, (1 mo. LIBOR US + 2.25%), 2.32%, 12/15/36(a)(c)		1,319	1,274,906
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.45%), 2.52%, 04/15/38(a)(c)		6,310	6,323,744
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class F, (1 mo. LIBOR US + 2.05%), 2.12%, 12/15/37(a)(c)		3,320	3,313,697
KNDL Mortgage Trust
Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.80%), 1.87%, 05/15/36(a)(c)		11,283	11,286,447
Series 2019-KNSQ, Class F, (1 mo. LIBOR US + 2.00%), 2.07%, 05/15/36(a)(c)		2,550	2,462,713
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-2A, Class M2, (1 mo. LIBOR US + 0.39%), 0.48%, 09/25/36(a)(c)		180	177,285
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-2A, Class M3, (1 mo. LIBOR US + 0.45%), 0.54%, 09/25/36(a)(c)	USD	2,590	$ 2,401,036
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.25%), 0.34%, 03/25/37(a)(c)		535	519,451
Life Mortgage Trust, Series 2021-BMR, Class F, (1 mo. LIBOR US + 2.35%), 2.42%, 03/15/38(a)(c)		7,980	8,004,791
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.37%, 04/20/48(a)(c)		254	263,616
MAD Mortgage Trust
Series 2017-330M, Class D, 4.11%, 08/15/34(a)(c)		1,085	1,109,090
Series 2017-330M, Class E, 4.17%, 08/15/34(a)(c)		1,846	1,859,171
Manhattan West, Series 2020-1MW, Class D, 2.41%, 09/10/39(a)(c)		1,259	1,249,138
MFT Trust
Series 2020-ABC, Class C, 3.59%, 02/10/42(a)(c)		6,719	6,695,270
Series 2020-ABC, Class D, 3.59%, 02/10/42(a)(c)		4,800	4,645,512
MHC Commercial Mortgage Trust
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.10%), 2.17%, 04/15/38(a)(c)		15,630	15,649,558
Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.60%), 2.67%, 04/15/38(a)(c)		6,420	6,430,039
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A4, 3.72%, 07/15/50		1,016	1,112,920
Series 2015-C23, Class D, 4.28%, 07/15/50(a)(c)		110	111,175
Series 2015-C25, Class B, 4.68%, 10/15/48(c)		2,910	3,219,118
Series 2015-C25, Class C, 4.68%, 10/15/48(c)		430	462,878
Series 2015-C26, Class D, 3.06%, 10/15/48(a)		209	204,173
Series 2017-C33, Class C, 4.56%, 05/15/50(c)		840	875,116
Morgan Stanley Capital I Trust
Series 2007-T27, Class AJ, 6.22%, 06/11/42(c)		1,704	1,748,788
Series 2014-150E, Class D, 4.44%, 09/09/32(a)(c)		3,015	3,089,018
Series 2014-150E, Class F, 4.44%, 09/09/32(a)(c)		508	487,385
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)		420	456,676
Series 2015-MS1, Class C, 4.17%, 05/15/48(c)		1,000	968,908
Series 2015-MS1, Class D, 4.17%, 05/15/48(a)(c)		310	278,501
Series 2017-CLS, Class E, (1 mo. LIBOR US + 1.95%), 2.02%, 11/15/34(a)(c)		471	471,149
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.60%), 2.67%, 11/15/34(a)(c)		6,092	6,087,450
Series 2017-H1, Class C, 4.28%, 06/15/50(c)		560	595,780
Series 2017-H1, Class D, 2.55%, 06/15/50(a)		4,190	3,531,710

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2017-HR2, Class D, 2.73%, 12/15/50(d)	USD	430	$ 365,500
Series 2018-H3, Class A5, 4.18%, 07/15/51		175	202,147
Series 2018-H3, Class C, 5.01%, 07/15/51(c)		420	475,710
Series 2018-H4, Class C, 5.24%, 12/15/51(c)		670	729,123
Series 2018-L1, Class A3, 4.14%, 10/15/51		940	1,063,849
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(c)		3,305	3,042,059
Series 2018-SUN, Class A, (1 mo. LIBOR US + 0.90%), 0.97%, 07/15/35(a)(c)		1,410	1,410,852
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 2.62%, 07/15/35(a)(c)		417	415,162
Series 2019-L2, Class A4, 4.07%, 03/15/52		1,485	1,704,396
Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 3.74%, 12/15/36(a)(c)		1,066	1,070,212
Series 2020-L4, Class D, 2.50%, 02/15/53(a)		120	110,396
Morgan Stanley Capital I, Inc., Series 2018-H3, Class D, 3.00%, 07/15/51(a)		549	512,821
MSCG Trust, Series 2018-SELF, Class F, (1 mo. LIBOR US + 3.05%), 3.12%, 10/15/37(a)(c)		3,450	3,452,113
MSDB Trust, Series 2017-712F, Class B, 3.57%, 07/11/39(a)(c)		1,650	1,703,054
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.95%), 1.02%, 06/15/35(a)(c)		749	739,228
Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.35%), 2.42%, 06/15/35(a)(c)		646	637,364
Series 2018-SOX, Class A, 4.40%, 06/17/38(a)		4,162	4,662,011
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)		1,550	1,524,316
Series 2020-AGC, Class A, (1 mo. LIBOR US + 2.55%), 2.95%, 08/18/25(a)(c)		19,914	20,024,581
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39(a)(c)		2,910	2,622,686
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		4,327	4,381,438
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 2.82%, 01/15/26(a)(c)		960	970,783
PFP Ltd.
Series 2019-5, Class A, (1 mo. LIBOR US + 0.97%), 1.05%, 04/14/36(a)(c)		555	554,363
Series 2019-5, Class AS, (1 mo. LIBOR US + 1.42%), 1.50%, 04/14/36(a)(c)		900	898,920
Prima Capital CRE Securitization Ltd.
Series 2015-4A, Class C, 4.00%, 08/24/49(a)(d)		1,590	1,561,062
Series 2016-6A, Class C, 4.00%, 08/24/40(a)(d)		7,170	7,233,096
Scorpio European Loan Conduit No. 34 DAC, Series 34A, Class C, (3 mo. LIBOR GBP + 2.10%), 2.19%, 05/17/29(a)(c)	GBP	1,184	1,630,678
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 3.59%, 09/15/39(a)(c)	USD	2,200	2,178,922
TPGI Trust
Series 2021-DGWD, Class F, (1 mo. LIBOR US + 3.00%), 3.10%, 06/15/26(a)(c)		1,830	1,829,997
Series 2021-DGWD, Class G, (1 mo. LIBOR US + 3.85%), 3.95%, 06/15/26(a)(c)		1,275	1,274,997
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
U.S.
Series 2018-USDC, Class E, 4.64%, 05/13/38(a)(c)	USD	1,890	$ 1,627,622
Series 2018-USDC, Class F, 4.64%, 05/13/38(a)(c)		1,420	1,075,077
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.68%, 12/15/50		880	970,771
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class D, 5.21%, 08/10/49(a)(c)		570	583,840
VCC Trust, Series 2020-MC1, Class A, 4.50%, 06/25/45(a)(c)		9,417	9,434,407
Velocity Commercial Capital Loan Trust
Series 2014-1, Class M7, 8.09%, 09/25/44(a)(c)		2,388	2,197,084
Series 2016-1, Class M4, 8.64%, 04/25/46(a)(c)		370	376,979
Series 2016-2, Class M3, 5.50%, 10/25/46(c)		654	656,937
Series 2016-2, Class M4, 7.23%, 10/25/46(c)		370	375,526
Series 2017-1, Class M2, 4.45%, 05/25/47(a)(c)		410	414,636
Series 2017-1, Class M3, 5.35%, 05/25/47(a)(c)		410	419,971
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(c)		426	430,870
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(c)		257	256,328
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		270	278,932
Series 2020-1, Class M1, 2.80%, 02/25/50(a)(c)		1,144	1,161,313
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(c)		1,163	1,180,746
VNDO Trust, Series 2016-350P, Class D, 4.03%, 01/10/35(a)(c)		3,390	3,481,133
Wells Fargo Commercial Mortgage Trust
Series 2015-P2, Class D, 3.24%, 12/15/48(a)		884	758,527
Series 2016-C32, Class A3FL, (1 mo. LIBOR US + 1.42%), 1.50%, 01/15/59(c)		3,225	3,210,000
Series 2016-C34, Class A3FL, (1 mo. LIBOR US + 1.04%), 1.12%, 06/15/49(a)(c)		1,830	1,850,350
Series 2016-NXS5, Class B, 5.12%, 01/15/59(c)		860	959,537
Series 2017-C39, Class D, 4.49%, 09/15/50(a)(c)		594	561,019
Series 2017-C41, Class B, 4.19%, 11/15/50(c)		1,710	1,843,299
Series 2017-C41, Class D, 2.60%, 11/15/50(a)(c)		1,172	955,627
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.85%), 0.92%, 12/13/31(a)(c)		1,508	1,486,394
Series 2018-1745, Class A, 3.87%, 06/15/36(a)(c)		1,987	2,210,524
Series 2018-C44, Class D, 3.00%, 05/15/51(a)		348	308,438
Series 2018-C45, Class C, 4.73%, 06/15/51		530	589,384
Series 2018-C48, Class B, 4.90%, 01/15/52(c)		3,612	4,225,478
Series 2019-C52, Class C, 3.56%, 08/15/52		465	489,678
Series 2020-SDAL, Class D, (1 mo. LIBOR US + 2.09%), 2.16%, 02/15/37(a)(c)		1,530	1,483,934

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.81%, 02/15/37(a)(c)	USD	1,300	$ 1,234,770
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.20%, 11/15/47(c)		770	781,189
			848,359,969
Interest Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 0.00%, 07/25/56(a)(c)		3,207	507,112
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 3.81%, 02/25/38(a)(c)		13,412	4,035,178
			4,542,290
Interest Only Commercial Mortgage-Backed Securities — 0.2%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 06/05/37(a)(c)		13,000	132,868
Banc of America Commercial Mortgage Trust
Series 2017-BNK3, Class XB, 0.78%, 02/15/50(c)		11,850	385,376
Series 2017-BNK3, Class XD, 1.44%, 02/15/50(a)(c)		5,000	299,300
BANK
Series 2019-BN20, Class XA, 0.96%, 09/15/62(c)		11,479	668,286
Series 2019-BN20, Class XB, 0.46%, 09/15/62(c)		39,279	1,119,420
Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.50%, 05/15/52(c)		9,922	874,206
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 1.11%, 08/10/35(a)(c)		17,309	772,308
Series 2020-C7, Class XA, 1.74%, 04/15/53(c)		8,106	850,706
Series 2020-C7, Class XB, 1.10%, 04/15/53(c)		1,596	130,483
Benchmark Mortgage Trust
Series 2019-B13, Class XA, 1.26%, 08/15/57(c)		58,018	4,182,290
Series 2019-B9, Class XA, 1.21%, 03/15/52(c)		13,350	895,982
Series 2020-B17, Class XB, 0.65%, 03/15/53(c)(d)		7,100	275,823
Series 2020-B20, Class XA, 1.74%, 10/15/53(c)		23,172	2,511,994
Series 2020-B21, Class XA, 1.57%, 12/17/53(c)		9,323	1,013,106
Series 2021-B23, Class XA, 1.39%, 02/15/54(c)		27,606	2,621,049
Series 2021-B25, Class XA, 1.23%, 04/15/54(c)		15,061	1,306,045
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.86%, 01/10/48(a)(c)		5,497	382,167
Series 2016-C4, Class XB, 0.87%, 05/10/58(c)		5,810	189,057
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class X, 0.91%, 11/10/42(a)(c)		46,500	3,016,622
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates
Series 2013-CR6, Class XA, 1.15%, 03/10/46(c)	USD	16,051	$ 137,065
Series 2015-3BP, Class XA, 0.17%, 02/10/35(a)(c)		150,000	511,500
Series 2015-CR25, Class XA, 0.98%, 08/10/48(c)		4,583	133,212
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(c)		3,200	317,145
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.22%, 11/15/50(c)		12,490	179,179
Series 2019-C16, Class XA, 1.72%, 06/15/52(c)		30,582	3,056,764
Series 2019-C17, Class XA, 1.51%, 09/15/52(c)		26,707	2,320,027
Series 2019-C17, Class XB, 0.70%, 09/15/52(c)		19,090	779,827
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.43%, 04/10/37(a)(c)		21,535	478,938
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)		5,780	278,596
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.10%, 01/25/29(a)		151,579	857,421
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.40%, 05/03/32(a)(c)		21,000	211,386
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.96%, 11/10/52(c)		14,654	865,224
Series 2020-GSA2, Class XA, 1.85%, 12/12/53(a)(c)		37,391	4,802,426
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.98%, 09/15/47(c)		1,907	42,048
Series 2014-C23, Class XA, 0.76%, 09/15/47(c)		25,055	432,321
Series 2015-C29, Class XA, 0.79%, 05/15/48(c)		1,901	41,525
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)		4,940	167,723
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.65%, 04/15/46(c)		4,570	41,544
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)		13,040	431,676
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.34%, 02/15/36(a)(c)		3,815	244,128
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.14%, 03/10/50(a)(c)		3,222	89,943
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.34%, 12/15/47(a)(c)		4,370	160,292
Series 2015-C26, Class XD, 1.48%, 10/15/48(a)(c)		4,490	237,835

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.76%, 03/15/49(a)(c)	USD	13,984	$ 942,242
Series 2017-H1, Class XD, 2.32%, 06/15/50(a)(c)		3,293	345,074
Series 2019-H6, Class XB, 0.87%, 06/15/52(c)		23,510	1,201,361
Series 2019-L2, Class XA, 1.19%, 03/15/52(c)		8,809	574,162
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(c)		36,697	784,215
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32(a)(c)		53,230	55,359
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(a)(c)(d)		10,646	1
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.63%, 10/15/52(c)		32,406	3,106,881
Series 2019-C18, Class XA, 1.17%, 12/15/52(c)		35,509	2,328,144
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class XA, 1.19%, 12/15/48(c)		2,321	89,603
Series 2016-BNK1, Class XD, 1.40%, 08/15/49(a)(c)		4,420	238,857
Series 2019-C50, Class XA, 1.58%, 05/15/52(c)		24,609	2,126,566
Series 2020-C58, Class XA, 2.01%, 07/15/53(c)		17,381	2,391,561
			52,628,859
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(m)		1,552	255,026
Total Non-Agency Mortgage-Backed Securities — 7.6% (Cost: $1,662,979,436)			1,670,871,172
Preferred Securities
Capital Trusts — 0.7%
Banks — 0.3%
Banco Davivienda SA, 6.65%(a)(k)		840	877,800
Banco Industrial SA, 4.88%, 01/29/31(a)		960	999,780
Banco Mercantil del Norte SA, 6.88%(a)(k)		920	950,291
Bangkok Bank PCL, 5.00%(k)		961	1,013,735
Bank of America Corp., Series FF, 5.88%(k)		10,500	12,017,880
Bank of China Hong Kong Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.04%), 5.90%(k)		300	322,781
Bank of Communications Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.35%), 3.80%(k)		947	982,098
Bank of East Asia Ltd.
5.83%(k)		760	818,093
5.88%(k)		545	582,230
Burgan Bank SAK, 5.75%(k)		1,729	1,746,074
Chong Hing Bank Ltd., 5.70%(k)		250	261,609
Citigroup, Inc.
3.88%(k)		6,991	7,139,559
Series W, 4.00%(k)		18,332	18,950,705
Security		Par (000)	Value
Banks (continued)
Emirates NBD Bank PJSC
6.13%(k)	USD	3,865	$ 4,163,330
6.13%(k)		750	824,672
HSBC Holdings PLC, 4.70%(k)		10,677	11,077,387
Kasikornbank PCL, 5.28%(k)		400	423,825
Kookmin Bank, 4.35%(k)		1,307	1,379,539
Krung Thai Bank PCL, 4.40%(k)		381	386,120
Lehman Brothers Holdings Capital Trust VII, 5.86%(d)(e)(k)(l)		1,888	—
Nanyang Commercial Bank Ltd., 5.00%(k)		450	451,828
NBK Tier 1 Financing Ltd., 3.63%(a)(k)		3,798	3,813,429
Rizal Commercial Banking Corp., 6.50%(k)		435	451,802
TMB Bank PCL, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.26%), 4.90%, 06/02/70(k)		635	644,247
United Overseas Bank Ltd., 3.88%(k)		300	310,650
Woori Bank, 4.25%(k)		200	207,663
			70,797,127
Capital Markets — 0.4%
Bank of New York Mellon Corp.
3.70%(k)		2,900	3,019,625
Series E, (3 mo. LIBOR US + 3.42%), 3.55%(c)(k)		4,380	4,411,755
Series F, 4.63%(k)		9,722	10,710,727
Charles Schwab Corp., Series H, 4.00%(k)		12,500	12,787,500
State Street Corp.
Series F, (3 mo. LIBOR US + 3.60%), 3.72%(c)(k)		1,338	1,339,070
Series H, 5.63%(k)		19,655	20,834,300
UBS Group AG
4.38%(a)(k)		2,280	2,329,476
7.00%(a)(k)		15,350	16,904,188
			72,336,641
Commercial Services & Supplies — 0.0%
King Talent Management Ltd., 5.60%, 06/04/70(k)		600	536,550
Insurance — 0.0%
Heungkuk Life Insurance Co. Ltd., 4.48%, 05/09/70(k)		1,000	1,013,625
KDB Life Insurance Co. Ltd., 7.50%(k)		630	636,812
Tongyang Life Insurance Co. Ltd., 5.25%(k)		950	992,453
			2,642,890
Machinery — 0.0%
Weichai International Hong Kong Energy Group Co. Ltd., 3.75%(k)		278	282,570
Real Estate Management & Development — 0.0%
MAF Global Securities Ltd., 5.50%(k)		1,341	1,371,005
Nan Fung Treasury III Ltd., 5.00%(k)		300	304,275
NWD Finance BVI Ltd., 4.13%(k)		1,538	1,554,918
			3,230,198
Total Preferred Securities — 0.7% (Cost: $144,202,369)			149,825,976

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Diversified Financial Services — 0.0%
Crown PropTech Acquisitions(d)	214,560	$ 124,445
Total Rights — 0.0% (Cost: $321,840)		124,445
		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	2,097,872
Collateralized Mortgage Obligations — 0.3%
Fannie Mae, Series 2003-W5, Class A, (1 mo. LIBOR US + 0.11%), 0.20%, 04/25/33(c)		1	1,345
Freddie Mac
Series 2015-DN1, Class B, (1 mo. LIBOR US + 11.50%), 11.59%, 01/25/25(c)		454	446,520
Series 2015-HQ2, Class B, (1 mo. LIBOR US + 7.95%), 8.04%, 05/25/25(c)		519	492,938
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 5.24%, 10/25/29(c)		590	638,770
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 4.54%, 03/25/30(c)		1,860	1,954,573
Series 2017-HRP1, Class M2, (1 mo. LIBOR US + 2.45%), 2.54%, 12/25/42(c)		476	473,782
Series 2020-DNA4, Class M2, (1 mo. LIBOR US + 3.75%), 3.84%, 08/25/50(a)(c)		2,559	2,586,562
Series 2020-DNA5, Class B1, (Secured Overnight Financing Rate (30-day) + 4.80%), 4.82%, 10/25/50(a)(c)		990	1,051,103
Series 2020-DNA6, Class B1, (Secured Overnight Financing Rate (30-day) + 3.00%), 3.02%, 12/25/50(a)(c)		3,640	3,667,317
Series 2020-HQA5, Class B1, (Secured Overnight Financing Rate (30-day) + 4.00%), 4.02%, 11/25/50(a)(c)		2,410	2,522,050
Series 2021-DNA1, Class B1, (Secured Overnight Financing Rate (30-day) + 2.65%), 2.67%, 01/25/51(a)(c)		8,510	8,430,795
Series 2021-DNA1, Class B2, (Secured Overnight Financing Rate (30-day) + 4.75%), 4.77%, 01/25/51(a)(c)		5,220	5,351,459
Series 2021-DNA2, Class B1, (Secured Overnight Financing Rate (30-day) + 3.40%), 3.42%, 08/25/33(a)(c)		7,000	7,208,496
Series 2021-DNA2, Class B2, (Secured Overnight Financing Rate (30-day) + 6.00%), 6.02%, 08/25/33(a)(c)		6,320	7,090,969
Series 2021-DNA3, Class B1, (Secured Overnight Financing Rate (30-day) + 3.50%), 3.52%, 10/25/33(a)(c)		7,156	7,425,412
Series 2021-HQA1, Class B1, (Secured Overnight Financing Rate (30-day) + 3.00%), 3.02%, 08/25/33(a)(c)		8,632	8,631,666
Series 2021-HQA1, Class B2, (Secured Overnight Financing Rate (30-day) + 5.00%), 5.02%, 08/25/33(a)(c)		5,190	5,241,431
			63,215,188
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(c)		610	667,713
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae
Series 2020-32, Class PI, 4.00%, 05/25/50	USD	10,273	$ 1,490,628
Series 2020-73, Class AI, 2.00%, 10/25/50		6,535	768,220
Series 2020-96, Class IB, 3.00%, 01/25/51		6,502	871,992
Series 2021-3, Class JI, 2.50%, 02/25/51		9,897	1,350,929
Freddie Mac
Series 4940, Class PI, 4.00%, 07/25/49		4,713	550,842
Series 4995, Class BI, 4.50%, 06/25/50		4,748	671,313
Series 4999, Class QI, 4.00%, 05/25/50		5,001	789,132
Series 5014, Class DI, 4.00%, 09/25/50		3,484	501,515
Series 5018, Class CI, 4.50%, 10/25/50		4,774	825,387
Series 5020, Class IC, 2.00%, 10/25/50		8,725	1,018,983
Series 5029, Class GI, 2.00%, 10/25/50		5,055	576,112
Series 5057, Class TI, 3.00%, 11/25/50		7,906	1,224,820
Series 5082, Class IW, 3.00%, 03/25/51		6,967	858,706
Series 5097, Class ID, 2.50%, 04/25/51		8,796	1,235,662
Series 5100, Class MI, 3.50%, 09/25/48		7,152	1,083,742
Ginnie Mae
Series 2020-144, Class IO, 2.50%, 09/20/50		9,146	1,170,208
Series 2020-146, Class DI, 2.50%, 10/20/50		7,185	907,290
Series 2020-151, Class MI, 2.50%, 10/20/50		37,547	4,935,270
Series 2020-175, Class DI, 2.50%, 11/20/50		2,614	331,344
Series 2020-185, Class MI, 2.50%, 12/20/50		8,669	1,153,528
Series 2021-15, Class GI, 3.50%, 01/20/51		5,300	780,873
			23,096,496
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K099, Class X1, 1.01%, 09/25/29(c)		15,468	1,001,081
Series K110, Class X1, 1.82%, 04/25/30(c)		8,478	1,082,905
Series K111, Class X1, 1.68%, 05/25/30(c)		20,311	2,471,074
Series K121, Class X1, 1.12%, 11/25/53(c)		13,887	1,132,626
Series K122, Class X1, 0.97%, 11/25/30(c)		12,641	903,958
Series KL06, Class XFX, 1.36%, 12/25/29		6,710	613,385
Series KW09, Class X1, 0.94%, 05/25/29(c)		36,907	1,939,757
Ginnie Mae
Series 2012-23, Class IO, 0.17%, 06/16/53(c)		1,621	9,606
Series 2013-191, Class IO, 0.64%, 11/16/53(c)		2,476	47,107
Series 2013-30, Class IO, 0.61%, 09/16/53(c)		7,141	134,621
Series 2013-63, Class IO, 0.76%, 09/16/51(c)		10,257	291,911
Series 2013-78, Class IO, 0.47%, 10/16/54(c)		7,981	158,765
Series 2015-173, Class IO, 0.71%, 09/16/55(c)		4,385	157,590
Series 2015-22, Class IO, 0.55%, 03/16/55(c)		5,336	142,489
Series 2015-37, Class IO, 0.67%, 10/16/56(c)		1,118	42,441
Series 2015-48, Class IO, 0.61%, 02/16/50(c)		3,234	97,382
Series 2016-110, Class IO, 0.94%, 05/16/58(c)		3,913	211,976
Series 2016-113, Class IO, 1.09%, 02/16/58(c)		4,814	304,440
Series 2016-125, Class IO, 0.88%, 12/16/57(c)		5,346	275,227
Series 2016-152, Class IO, 0.78%, 08/15/58(c)		5,890	309,446

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae
Series 2016-165, Class IO, 0.80%, 12/16/57(c)	USD	2,537	$ 131,419
Series 2016-26, Class IO, 0.76%, 02/16/58(c)		20,306	829,671
Series 2016-36, Class IO, 0.73%, 08/16/57(c)		1,586	65,184
Series 2016-92, Class IO, 0.81%, 04/16/58(c)		3,004	139,345
Series 2016-96, Class IO, 0.84%, 12/16/57(c)		5,410	274,712
			12,768,118
Mortgage-Backed Securities — 53.3%
Fannie Mae Mortgage-Backed Securities
2.00%, 10/01/31 - 03/01/32		10,860	11,238,514
2.50%, 09/01/27 - 12/01/35		121,330	127,776,770
3.00%, 04/01/28 - 08/01/50		158,274	168,588,586
3.50%, 08/01/28 - 08/01/50		117,388	126,331,407
4.00%, 08/01/31 - 03/01/51(q)		752,166	801,106,379
4.50%, 02/01/25 - 02/01/50		260,016	287,322,987
5.00%, 11/01/32 - 05/01/49		31,846	35,633,894
5.50%, 12/01/32 - 04/01/41		15,689	18,081,511
6.00%, 02/01/34 - 06/01/41		9,248	10,708,313
6.50%, 05/01/40		1,885	2,228,314
Freddie Mac Mortgage-Backed Securities
2.50%, 04/01/27 - 04/01/31		14,342	15,073,090
3.00%, 09/01/27 - 08/01/50		284,339	303,384,407
3.50%, 02/01/31 - 08/01/50		285,310	308,643,698
4.00%, 08/01/40 - 06/01/50		287,684	310,500,856
4.50%, 02/01/39 - 10/01/50		132,317	144,583,690
5.00%, 07/01/35 - 11/01/48		8,005	9,044,201
5.50%, 02/01/35 - 06/01/41		2,121	2,462,090
Ginnie Mae Mortgage-Backed Securities
2.00%, 07/15/51(r)		297,092	302,569,637
2.50%, 07/15/51(r)		305,601	316,249,288
3.00%, 12/20/44 - 07/15/51(r)		1,208,394	1,260,721,058
3.50%, 01/15/42 - 07/15/51(r)		254,780	269,479,444
4.00%, 04/20/39 - 07/15/51(r)		126,122	134,039,993
4.50%, 12/20/39 - 07/15/51(r)		48,611	52,347,189
5.00%, 04/15/33 - 07/15/51(r)		35,445	38,459,034
Uniform Mortgage-Backed Securities
1.50%, 07/01/36(r)		135,401	137,032,688
2.00%, 07/01/36 - 07/01/51(r)		2,164,649	2,187,132,036
2.50%, 07/01/36 - 07/01/51(r)		3,207,623	3,315,422,344
3.00%, 07/01/36 - 07/01/51(r)		159,460	166,582,499
3.50%, 07/01/36 - 07/01/51(r)		154,942	163,298,421
4.00%, 07/01/51(r)		626,818	667,627,801
4.50%, 07/01/51(r)		6,267	6,741,921
5.00%, 07/01/51(r)		42,159	46,203,629
			11,746,615,689
Total U.S. Government Sponsored Agency Securities — 53.7% (Cost: $11,822,857,135)			11,848,461,076
U.S. Treasury Obligations
U.S. Treasury Bonds
4.63%, 02/15/40		10,812	15,520,288
1.13%, 05/15/40 - 08/15/40		18,140	15,632,995
3.88%, 08/15/40		10,812	14,214,824
1.38%, 11/15/40		9,070	8,147,411
4.25%, 11/15/40		10,812	14,914,647
1.88%, 02/15/41		57,220	56,013,016
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
1.13%, 05/15/40 - 08/15/40	USD	18,140	$ 15,632,995
2.50%, 02/15/45(q)(s)		102,915	111,349,205
2.75%, 11/15/47(s)		103,431	117,741,649
3.00%, 02/15/48(s)		102,915	122,677,896
U.S. Treasury Notes
1.75%, 07/15/22 - 11/15/29(g)		253,010	259,076,959
0.50%, 03/15/23 - 05/31/27		436,195	432,010,498
0.13%, 03/31/23 - 05/31/23		102,915	102,724,714
0.25%, 04/15/23		167,495	167,586,600
1.50%, 10/31/24 - 02/15/30		85,515	87,546,739
2.25%, 11/15/24 - 08/15/27		147,346	156,009,689
0.38%, 04/30/25 - 12/31/25		261,996	258,556,234
0.75%, 05/31/26		40,427	40,196,440
0.63%, 03/31/27		60,677	59,363,912
2.38%, 05/15/27		20,160	21,702,713
1.25%, 03/31/28 - 05/31/28		52,269	52,435,743
3.13%, 11/15/28		6,518	7,373,742
1.63%, 08/15/29 - 05/15/31		38,077	38,895,514
1.13%, 02/15/31		6,518	6,327,552
Total U.S. Treasury Obligations — 9.8% (Cost: $2,223,964,285)			2,166,018,980
	Shares
Warrants(e)
Automobiles — 0.0%
Lightning eMotors, Inc. (Issued/Exercisable 12/15/25, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 0.00)	216,261	726,734
Capital Markets — 0.0%
Cano Health, Inc. (Issued/Exercisable 07/06/20, 1 Share for 1 Warrant, Expires 07/06/25, Strike Price USD 11.50)	98,960	365,014
Diversified Financial Services — 0.0%
Climate Change Crisis Real Impact I Acquisition Corp. (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	118,340	482,815
Decarbonization Plus Acquisition Corp. (Issued/Exercisable 12/10/20, 1 Share for 1 Warrant, Expires 10/02/25, Strike Price USD 11.50)	196,188	449,270
Dragoneer Growth Opportunities Corp. (Issued/Exercisable 08/14/20, 1 Share for 1 Warrant, Expires 08/14/25, Strike Price USD 11.50)	53,462	107,459
KINS Technology Group, Inc. (Issued/Exercisable 10/31/25, 1 Share for 1 Warrant, Expires 10/31/25, Strike Price USD 11.50)(d)	469,648	347,540
Lakestar Spac I SE (Issued/Exercisable 02/22/21, 1 Share for 1 Warrant, Expires 12/31/25, Strike Price EUR 11.50)	35,820	38,226
Rotor Acquisition Corp. (Issued/Exercisable 01/31/26, 1 Share for 1 Warrant, Expires 01/31/26, Strike Price USD 11.50)(d)	78,620	85,696

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Financial Services (continued)
Tortoise Acquisition Corp. II (Issued/Exercisable 10/22/20, 1 Share for 1 Warrant, Expires 06/14/27, Strike Price USD 11.50)	121,900	$ 264,523
TPG Pace Beneficial Finance Corp. (Issued/Exercisable 11/17/20, 1 Share for 1 Warrant, Expires 10/09/27, Strike Price USD 11.50)	52,890	175,066
		1,950,595
Interactive Media & Services — 0.0%
Genius Sports Ltd. (Issued/Exercisable 03/30/21, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)	319,200	2,534,448
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)	4,466	34,299
Chesapeake Energy Corp. (Issued/Exercisable 02/09/21, 1 Share for 1 Warrant, Expires 02/09/26, Strike Price USD 36.18)	7,534	157,159
		191,458
Real Estate Management & Development — 0.0%
Target Hospitality Corp. (Issued/Exercisable 03/05/18, 1 Share for 1 Warrant, Expires 03/05/25, Strike Price USD 11.50)	8,280	4,556
Software — 0.0%
Latch, Inc. (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 12/31/26, Strike Price USD 11.50)	89,742	314,097
Total Warrants — 0.0% (Cost: $12,355,233)		6,086,902
Total Long-Term Investments — 131.8% (Cost: $28,706,420,886)		29,041,497,023
Short-Term Securities
Money Market Funds — 7.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(p)(t)	1,548,906,096	1,548,906,096
SL Liquidity Series, LLC, Money Market Series, 0.13%(p)(t)(u)	172,965,148	173,017,037
Total Short-Term Securities — 7.8% (Cost: $1,721,923,133)		1,721,923,133
Options Purchased — 0.4% (Cost: $44,711,009)		83,677,574
Total Investments Before Options Written and TBA Sale Commitments — 140.0% (Cost: $30,473,055,028)		30,847,097,730
Par (000)
TBA Sale Commitments(r)
Mortgage-Backed Securities — (24.3)%
Ginnie Mae Mortgage-Backed Securities
2.50%, 07/15/51	USD	2,339	(2,420,500)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities
3.00%, 07/15/51	USD	305,726	$ (318,988,061)
4.00%, 07/15/51		1,664	(1,757,145)
4.50%, 07/15/51		1,273	(1,356,541)
Uniform Mortgage-Backed Securities
2.00%, 07/01/51		1,465,847	(1,478,670,255)
2.50%, 07/01/36 - 07/01/51		1,732,262	(1,791,679,868)
3.00%, 07/01/36 - 07/01/51		446,812	(465,745,797)
3.50%, 07/01/36 - 07/01/51		7,244	(7,695,946)
4.00%, 07/01/51		1,183,283	(1,260,175,945)
4.50%, 07/01/51		23,984	(25,801,537)
Total TBA Sale Commitments — (24.3)% (Proceeds: $(5,357,068,072))			(5,354,291,595)
Options Written — (0.4)% (Premiums Received: $(91,109,910))			(84,885,488)
Total Investments Net of Options Written and TBA Sale Commitments — 115.3% (Cost: $25,024,877,046)			25,407,920,647
Liabilities in Excess of Other Assets — (15.3)%			(3,362,260,154)
Net Assets — 100.0%			$ 22,045,660,493
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $48,097,455, representing 0.2% of its net assets as of period end, and an original cost of $43,172,824.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	All or a portion of this security is on loan.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Convertible security.
(k)	Perpetual security with no stated maturity date.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Zero-coupon bond.
(n)	Issuer is a U.S. branch of a foreign domiciled bank.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Master Portfolio.
(q)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(r)	Represents or includes a TBA transaction.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)	Annualized 7-day yield as of period end.
(u)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Par/Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$ 3,188	$ —	$ —	$ —	$ (285)	$ 2,903	3,373	$ —	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	178,500,805	1,370,405,291(a)	—	—	—	1,548,906,096	1,548,906,096	164,185	—
iShares 0-5 Year High Yield Corporate Bond ETF(b)	—	345,143	(347,921)	2,778	—	—	—	3,316	—
iShares China Large-Cap ETF	—	53,254,800	—	—	(901,900)	52,352,900	1,130,000	170,641	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	2,683,640	(2,623,636)	(33,168)	36	26,872	200	—	—
iShares iBoxx High Yield Corporate Bond ETF	127,840,947	259,430,972	(235,133,109)	7,937,077	1,917,713	161,993,600	1,840,000	5,250,995	—
SL Liquidity Series, LLC, Money Market Series	56,783,936	116,253,537(a)	—	(20,490)	54	173,017,037	172,965,148	758,517(c)	—
				$ 7,886,197	$ 1,015,618	$ 1,936,299,408		$ 6,347,654	$ —
(a)	Represents net shares purchased (sold).
(b)	As of period end, the entity is no longer held by the Master Portfolio.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bobl	362	09/08/21	$ 57,583	$ 77,760
Euro-BTP Italian Government Bond	88	09/08/21	15,799	82,181
Short Term Euro-BTP Italian Government Bond	300	09/08/21	40,254	31,748
U.S. Treasury Long-Term Bonds	6,619	09/21/21	1,064,004	29,405,356
U.S. Treasury Notes (10 Year)	232	09/21/21	30,740	22,021
U.S. Ultra Treasury Bonds	5,864	09/21/21	1,129,920	40,985,007
U.S. Treasury Notes (2 Year)	5,644	09/30/21	1,243,488	(1,577,995)
U.S. Treasury Notes (5 Year)	10,974	09/30/21	1,354,517	(4,041,313)
Canadian Bankers Acceptance	617	06/13/22	123,421	(274,485)
Canadian Bankers Acceptance	753	09/19/22	150,330	(509,308)
Euro Dollar	62	06/19/23	15,379	(33,411)
Euro Dollar	2,630	09/18/23	650,925	(1,417,249)
Euro Dollar	1,180	12/18/23	291,681	19,622
Three Month Sterling	2,853	12/20/23	489,989	55,112
				62,825,046
Short Contracts
Euro-Bund	66	09/08/21	13,508	(49,690)
Euro-Buxl	768	09/08/21	185,082	(2,290,344)
Euro-OAT	134	09/08/21	25,270	(85,298)
Canadian Bankers Acceptance	753	09/13/21	151,173	(40,049)
Japanese 10-Year Bonds	110	09/13/21	150,195	35,246
E-Mini S&P 500 Index	1,120	09/17/21	240,162	(4,903,255)
Canadian Government Bonds (5 Year)	235	09/21/21	23,608	102,174
U.S. Ultra Treasury Notes (10 Year)	9,558	09/21/21	1,406,968	(21,920,609)
10 Year U.K. Gilt	332	09/28/21	58,831	(274,487)
Euro Dollar	122	12/16/24	30,029	(6,299)
Three Month Sterling	2,853	12/18/24	489,126	(344,171)
Euro Dollar	1,057	12/15/25	259,586	(472,411)
				(30,249,193)
				$ 32,575,853
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	62,086,825,000	USD	4,205,000	Morgan Stanley & Co. International PLC	07/01/21	$ 76,517
BRL	11,174,621	USD	2,162,000	Citibank N.A.	07/02/21	84,223
BRL	11,016,439	USD	2,170,000	Citibank N.A.	07/02/21	44,427
BRL	11,030,761	USD	2,170,000	Citibank N.A.	07/02/21	47,306
BRL	11,017,601	USD	2,183,000	Citibank N.A.	07/02/21	31,661
BRL	11,017,601	USD	2,183,000	Citibank N.A.	07/02/21	31,661
BRL	16,587,845	USD	3,287,000	Citibank N.A.	07/02/21	47,342
BRL	16,587,845	USD	3,287,000	Citibank N.A.	07/02/21	47,342
BRL	11,171,052	USD	2,196,000	Deutsche Bank AG	07/02/21	49,506
BRL	11,171,052	USD	2,196,000	Deutsche Bank AG	07/02/21	49,506
BRL	11,098,584	USD	2,196,000	Deutsche Bank AG	07/02/21	34,939
BRL	11,098,584	USD	2,196,000	Deutsche Bank AG	07/02/21	34,939
BRL	11,023,557	USD	2,170,000	JPMorgan Chase Bank N.A.	07/02/21	45,858
USD	29,398,022	AUD	39,156,744	JPMorgan Chase Bank N.A.	07/12/21	30,603
USD	29,398,022	CAD	36,404,218	Goldman Sachs Bank USA	07/12/21	30,492
USD	29,398,022	EUR	24,784,781	Morgan Stanley & Co. International PLC	07/12/21	2,179
USD	3,284,000	KRW	3,658,561,677	BNP Paribas SA	07/12/21	35,489
USD	2,166,000	KRW	2,412,967,320	Morgan Stanley & Co. International PLC	07/12/21	23,478
USD	4,336,000	KRW	4,830,390,720	Morgan Stanley & Co. International PLC	07/12/21	46,999

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	1,613,934,025	USD	2,183,500	Citibank N.A.	07/14/21	$ 13,409
CLP	811,586,700	USD	1,098,000	Citibank N.A.	07/14/21	6,743
CLP	820,864,800	USD	1,098,000	Goldman Sachs Bank USA	07/14/21	19,373
CLP	1,632,384,600	USD	2,183,500	Goldman Sachs Bank USA	07/14/21	38,525
MXN	102,502,501	USD	5,132,336	Barclays Bank PLC	07/14/21	948
MXN	139,177,620	USD	6,968,672	Barclays Bank PLC	07/14/21	1,288
MXN	43,858,205	USD	2,196,000	Citibank N.A.	07/14/21	401
MXN	67,488,165	USD	3,287,000	Citibank N.A.	07/14/21	92,780
MXN	66,502,566	USD	3,294,000	HSBC Bank PLC	07/14/21	36,422
MXN	66,502,566	USD	3,294,000	HSBC Bank PLC	07/14/21	36,422
USD	3,294,000	CAD	4,067,336	BNP Paribas SA	07/14/21	12,856
USD	3,294,000	CAD	4,067,336	BNP Paribas SA	07/14/21	12,856
USD	3,266,000	CLP	2,344,988,000	Citibank N.A.	07/14/21	73,970
USD	2,196,000	CLP	1,588,147,200	Citibank N.A.	07/14/21	34,192
USD	2,196,000	CLP	1,588,147,200	Citibank N.A.	07/14/21	34,192
USD	2,179,000	CLP	1,569,424,750	UBS AG	07/14/21	42,677
USD	3,196,093	EUR	2,635,000	Credit Agricole Corporate & Investment Bank	07/14/21	70,738
USD	4,278,034	EUR	3,527,000	Credit Agricole Corporate & Investment Bank	07/14/21	94,684
USD	95,108	EUR	80,000	Credit Agricole Corporate & Investment Bank	07/14/21	221
USD	3,243,000	JPY	356,630,569	Bank of America N.A.	07/14/21	32,490
USD	3,269,000	MXN	64,454,916	Citibank N.A.	07/14/21	41,123
USD	3,284,000	MXN	64,904,976	Citibank N.A.	07/14/21	33,585
USD	3,284,000	MXN	64,904,976	Citibank N.A.	07/14/21	33,585
USD	4,378,000	MXN	87,064,148	Citibank N.A.	07/14/21	17,862
USD	2,199,000	MXN	43,629,919	Citibank N.A.	07/14/21	14,031
USD	2,199,000	MXN	43,629,919	Citibank N.A.	07/14/21	14,031
USD	3,303,000	MXN	65,882,328	Citibank N.A.	07/14/21	3,639
USD	5,157,336	MXN	102,846,563	HSBC Bank PLC	07/14/21	6,821
USD	4,820,000	MXN	96,119,476	HSBC Bank PLC	07/14/21	6,375
USD	4,378,000	ZAR	59,760,602	Citibank N.A.	07/14/21	200,324
USD	4,387,000	ZAR	61,107,401	Citibank N.A.	07/14/21	115,174
USD	3,290,000	ZAR	46,096,536	Deutsche Bank AG	07/14/21	67,536
USD	3,869,000	ZAR	53,470,527	State Street Global Markets LLC	07/14/21	131,043
USD	41,000	ZAR	566,630	State Street Global Markets LLC	07/14/21	1,389
KZT	557,609,488	USD	1,270,760	Deutsche Bank AG	07/15/21	30,459
USD	3,269,157	EUR	2,695,000	JPMorgan Chase Bank N.A.	07/20/21	72,239
USD	3,269,157	EUR	2,695,000	JPMorgan Chase Bank N.A.	07/20/21	72,239
USD	965,443	EUR	812,000	Morgan Stanley & Co. International PLC	07/20/21	2,216
KRW	3,722,229,394	USD	3,285,000	BNP Paribas SA	07/23/21	19,834
USD	3,285,000	KRW	3,699,567,000	Morgan Stanley & Co. International PLC	07/23/21	287
USD	2,142,000	TRY	18,517,590	JPMorgan Chase Bank N.A.	07/30/21	49,328
USD	8,660,000	BRL	43,142,388	Bank of America N.A.	08/03/21	17,829
USD	2,185,000	BRL	10,885,233	Bank of America N.A.	08/03/21	4,498
USD	3,294,000	BRL	16,378,130	Citibank N.A.	08/03/21	13,175
USD	3,303,000	BRL	16,431,764	Citibank N.A.	08/03/21	11,432
USD	3,294,000	CLP	2,419,113,600	Morgan Stanley & Co. International PLC	08/18/21	4,058
MXN	220,167,846	USD	10,620,274	UBS AG	08/24/21	350,304
USD	127,410,196	CNH	826,344,310	HSBC Bank PLC	08/24/21	147,387
USD	4,188,352	CNH	27,120,000	Morgan Stanley & Co. International PLC	08/24/21	11,682
USD	7,257,042	IDR	105,234,372,520	Standard Chartered Bank	08/24/21	31,600
USD	7,123,601	MXN	141,979,061	Barclays Bank PLC	08/24/21	49,033
USD	1,226,675	MXN	24,299,652	Barclays Bank PLC	08/24/21	15,866
USD	3,947,698	MXN	78,188,785	State Street Global Markets LLC	08/24/21	51,688
USD	5,111,240	ZAR	71,829,280	Citibank N.A.	08/24/21	115,544
USD	21,729,471	ZAR	302,615,471	JPMorgan Chase Bank N.A.	08/24/21	682,692
MXN	136,079,000	USD	6,677,477	Barclays Bank PLC	09/15/21	83,137
USD	2,686,562	AUD	3,473,000	Commonwealth Bank of Australia	09/15/21	81,134
USD	6,196,350	AUD	8,038,000	Morgan Stanley & Co. International PLC	09/15/21	166,283
USD	10,948,775	CAD	13,252,000	Bank of America N.A.	09/15/21	258,575
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	124,770	CAD	152,000	Bank of America N.A.	09/15/21	$ 2,154
USD	145,495	CHF	130,000	Credit Agricole Corporate & Investment Bank	09/15/21	4,705
USD	3,012,181	CHF	2,691,000	Credit Agricole Corporate & Investment Bank	09/15/21	97,841
USD	127,707	CHF	117,000	Morgan Stanley & Co. International PLC	09/15/21	996
USD	39,920,693	CNH	256,534,365	Citibank N.A.	09/15/21	475,411
USD	338,793,954	CNH	2,177,123,830	Citibank N.A.	09/15/21	4,034,657
USD	22,407,133	CNH	144,809,461	Citibank N.A.	09/15/21	140,916
USD	15,852,875	CNH	102,485,269	Citibank N.A.	09/15/21	94,517
USD	15,865,575	CNH	102,485,269	Deutsche Bank AG	09/15/21	107,217
USD	23,723,754	CNH	154,180,679	Deutsche Bank AG	09/15/21	16,598
USD	23,419,573	CNH	152,149,942	Goldman Sachs Bank USA	09/15/21	24,667
USD	29,371,601	CNH	191,009,393	Goldman Sachs Bank USA	09/15/21	1,581
USD	17,457,930	CNH	112,340,000	HSBC Bank PLC	09/15/21	184,287
USD	564,803	CNH	3,634,112	JPMorgan Chase Bank N.A.	09/15/21	6,014
USD	40,919,158	EUR	33,687,000	Bank of America N.A.	09/15/21	911,470
USD	259,470,313	EUR	214,045,000	BNP Paribas SA	09/15/21	5,264,078
USD	4,143,404	EUR	3,396,000	Credit Agricole Corporate & Investment Bank	09/15/21	110,213
USD	4,819,252	EUR	4,037,000	Credit Agricole Corporate & Investment Bank	09/15/21	24,790
USD	8,546,681	EUR	7,160,000	Credit Agricole Corporate & Investment Bank	09/15/21	43,252
USD	3,543,453	EUR	2,907,621	HSBC Bank PLC	09/15/21	90,276
USD	48,417,572	EUR	39,881,000	Morgan Stanley & Co. International PLC	09/15/21	1,053,705
USD	5,416,518	EUR	4,525,000	Morgan Stanley & Co. International PLC	09/15/21	42,493
USD	17,379,577	EUR	14,522,000	Morgan Stanley & Co. International PLC	09/15/21	132,816
USD	1,639,141	EUR	1,345,000	NatWest Markets PLC	09/15/21	41,779
USD	11,326,084	EUR	9,470,000	State Street Global Markets LLC	09/15/21	79,229
USD	17,691,254	EUR	14,790,000	State Street Global Markets LLC	09/15/21	126,208
USD	4,734,179	EUR	3,871,000	Westpac Banking Corp.	09/15/21	136,864
USD	27,135,602	EUR	22,252,000	Westpac Banking Corp.	09/15/21	708,462
USD	25,022,479	EUR	20,609,000	Westpac Banking Corp.	09/15/21	546,615
USD	4,427,294	EUR	3,645,000	Westpac Banking Corp.	09/15/21	98,383
USD	1,160,856	HKD	9,003,426	HSBC Bank PLC	09/15/21	1,084
USD	10,646,000	IDR	154,899,300,000	Morgan Stanley & Co. International PLC	09/15/21	29,733
USD	2,366,000	IDR	34,508,110,000	Morgan Stanley & Co. International PLC	09/15/21	932
USD	2,633,430	JPY	288,419,026	BNP Paribas SA	09/15/21	35,583
USD	6,805,822	MXN	136,079,000	Morgan Stanley & Co. International PLC	09/15/21	45,207
USD	566,168	SGD	750,000	Morgan Stanley & Co. International PLC	09/15/21	8,429
						19,201,853
USD	4,205,000	IDR	62,023,750,000	Morgan Stanley & Co. International PLC	07/01/21	(72,167)
BRL	43,005,560	USD	8,660,000	Bank of America N.A.	07/02/21	(15,403)
BRL	10,850,710	USD	2,185,000	Bank of America N.A.	07/02/21	(3,886)
USD	4,293,000	BRL	22,787,244	Citibank N.A.	07/02/21	(287,490)
USD	2,162,000	BRL	11,419,424	Citibank N.A.	07/02/21	(133,432)
USD	2,168,000	BRL	11,031,868	Citibank N.A.	07/02/21	(49,528)
USD	2,170,000	BRL	11,037,922	Citibank N.A.	07/02/21	(48,745)
USD	2,170,000	BRL	10,991,723	Citibank N.A.	07/02/21	(39,459)
USD	1,089,000	BRL	5,516,123	Citibank N.A.	07/02/21	(19,802)
USD	3,269,000	BRL	16,633,980	Citibank N.A.	07/02/21	(74,615)
USD	3,284,000	BRL	16,730,338	Citibank N.A.	07/02/21	(78,985)
USD	3,284,000	BRL	16,730,338	Citibank N.A.	07/02/21	(78,985)
USD	2,196,000	BRL	11,158,974	Citibank N.A.	07/02/21	(47,078)
USD	2,196,000	BRL	11,158,974	Citibank N.A.	07/02/21	(47,078)
USD	2,190,000	BRL	11,096,730	Citibank N.A.	07/02/21	(40,566)
USD	2,190,000	BRL	11,096,730	Citibank N.A.	07/02/21	(40,566)
USD	3,290,000	BRL	16,688,196	Morgan Stanley & Co. International PLC	07/02/21	(64,513)
USD	3,290,000	BRL	16,733,598	Morgan Stanley & Co. International PLC	07/02/21	(73,640)
PLN	31,736,571	EUR	7,098,000	Bank of America N.A.	07/07/21	(94,120)

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	38,823,313	USD	29,398,022	Citibank N.A.	07/12/21	$ (280,675)
CAD	36,269,310	USD	29,398,022	Citibank N.A.	07/12/21	(139,323)
EUR	24,641,955	USD	29,398,022	Citibank N.A.	07/12/21	(171,578)
GBP	21,167,001	USD	29,398,022	Citibank N.A.	07/12/21	(116,645)
KRW	8,522,512,800	USD	7,620,000	Citibank N.A.	07/12/21	(52,689)
KRW	2,422,541,040	USD	2,166,000	Citibank N.A.	07/12/21	(14,977)
USD	29,398,022	GBP	21,280,216	Deutsche Bank AG	07/12/21	(39,971)
CAD	4,015,269	USD	3,294,000	JPMorgan Chase Bank N.A.	07/14/21	(54,858)
CAD	4,015,269	USD	3,294,000	JPMorgan Chase Bank N.A.	07/14/21	(54,858)
CLP	2,357,280,000	USD	3,274,000	Goldman Sachs Bank USA	07/14/21	(65,238)
COP	16,457,316,000	USD	4,398,000	Citibank N.A.	07/14/21	(15,791)
EUR	1,165,880	USD	1,413,073	HSBC Bank PLC	07/14/21	(30,231)
EUR	2,715,000	USD	3,290,296	HSBC Bank PLC	07/14/21	(70,054)
EUR	2,715,000	USD	3,290,296	HSBC Bank PLC	07/14/21	(70,054)
EUR	812,000	USD	965,330	Morgan Stanley & Co. International PLC	07/14/21	(2,222)
JPY	356,963,496	USD	3,243,000	Bank of America N.A.	07/14/21	(29,493)
JPY	363,800,032	USD	3,287,000	Bank of America N.A.	07/14/21	(11,948)
JPY	363,800,032	USD	3,287,000	Bank of America N.A.	07/14/21	(11,948)
RUB	316,434,310	USD	4,387,000	Citibank N.A.	07/14/21	(68,601)
ZAR	30,206,226	USD	2,196,000	Bank of America N.A.	07/14/21	(84,378)
ZAR	61,111,677	USD	4,419,000	BNP Paribas SA	07/14/21	(146,875)
ZAR	30,369,143	USD	2,196,000	BNP Paribas SA	07/14/21	(72,989)
EUR	80,000	USD	95,119	Credit Agricole Corporate & Investment Bank	07/20/21	(220)
EUR	3,507,000	USD	4,171,820	JPMorgan Chase Bank N.A.	07/20/21	(11,676)
EUR	2,615,000	USD	3,110,724	JPMorgan Chase Bank N.A.	07/20/21	(8,706)
TRY	18,611,838	USD	2,142,000	Citibank N.A.	07/30/21	(38,678)
CNH	80,938,493	USD	12,597,627	Goldman Sachs Bank USA	08/24/21	(132,532)
USD	1,790,641	MXN	35,987,867	Royal Bank of Canada	08/24/21	(2,571)
IDR	46,230,176,000	USD	3,214,000	Citibank N.A.	09/13/21	(45,028)
IDR	46,230,176,000	USD	3,214,000	Citibank N.A.	09/13/21	(45,028)
EUR	4,525,000	USD	5,497,083	Bank of America N.A.	09/15/21	(123,058)
IDR	416,791,960,000	USD	28,964,000	Citibank N.A.	09/15/21	(398,507)
JPY	4,681,638,443	USD	42,578,000	JPMorgan Chase Bank N.A.	09/15/21	(409,568)
USD	20,975,525	CNH	136,621,986	HSBC Bank PLC	09/15/21	(31,769)
USD	111,582,152	CNH	725,708,000	Morgan Stanley & Co. International PLC	09/15/21	(4,289)
						(4,167,084)
						$ 15,034,769

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Freeport-McMoRan, Inc.	300	07/16/21	USD	38.00	USD	1,113	$ 27,600
Invesco QQQ Trust, Series 1 ETF	165	07/16/21	USD	360.00	USD	5,848	33,247
Lions Gate Entertainment Corp.	222	07/16/21	USD	21.00	USD	460	13,320
Sabre Corp.	90	07/16/21	USD	20.00	USD	112	270
SPDR S&P Oil & Gas Explore & Production ETF	300	07/16/21	USD	102.00	USD	2,901	43,200
Technology Select Sector SPDR Fund	213	07/16/21	USD	146.00	USD	3,145	57,190
CommScope Holding Co., Inc.	163	08/20/21	USD	25.00	USD	347	6,927
Freeport-McMoRan, Inc.	600	08/20/21	USD	41.00	USD	2,227	71,100
Western Digital Corp.	163	08/20/21	USD	95.00	USD	1,160	9,535
Western Digital Corp.	608	08/20/21	USD	85.00	USD	4,327	75,088
Energy Select Sector SPDR ETF	1,730	09/17/21	USD	56.00	USD	9,320	357,245
iShares MSCI Emerging Markets ETF	2,276	09/17/21	USD	56.00	USD	12,552	343,676
Lions Gate Entertainment Corp.	396	09/17/21	USD	25.00	USD	820	24,750
Caesars Entertainment, Inc.	571	12/17/21	USD	100.00	USD	5,924	869,347
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Diamondback Energy, Inc.	1,134	12/17/21	USD	90.00	USD	10,647	$ 1,610,280
Diamondback Energy, Inc.	1,894	12/17/21	USD	115.00	USD	17,783	1,107,990
Caesars Entertainment, Inc.	2,893	01/21/22	USD	100.00	USD	30,015	4,708,357
Devon Energy Corp.	3,285	01/21/22	USD	35.00	USD	9,589	675,067
Devon Energy Corp.	4,050	01/21/22	USD	28.00	USD	11,822	1,812,375
							$11,846,564
Put
SPDR S&P 500 ETF Trust	250	07/02/21	USD	420.00	USD	10,701	2,375
iShares Russell 2000 ETF	200	07/16/21	USD	218.00	USD	4,587	14,600
Pitney Bowes, Inc.	270	07/16/21	USD	7.00	USD	237	2,700
SPDR Bloomberg Barclays High Yield Bond ETF	350	07/16/21	USD	108.00	USD	3,849	4,375
U.S. Treasury 10-Year Notes Futures	391	07/23/21	USD	131.00	USD	51,777	42,766
U.S. Treasury 5-Year Notes Futures	1,069	07/23/21	USD	123.25	USD	131,896	225,492
Euro Dollar (1 Year) Mid-Curve	15,350	09/10/21	USD	99.75	USD	3,823,493	4,700,937
Euro Dollar (2 Year) Mid-Curve	46,948	09/10/21	USD	99.38	USD	11,619,043	45,187,450
PG&E Corp.	215	09/17/21	USD	8.00	USD	219	3,010
Euro Dollar (1 Year) Mid-Curve	2,182	12/10/21	USD	99.50	USD	542,663	681,875
Euro Dollar (1 Year) Mid-Curve	65,400	12/10/21	USD	99.38	USD	16,264,980	13,897,500
Uber Technologies, Inc.	340	12/17/21	USD	25.00	USD	1,704	5,270
							$64,768,350
							$ 76,614,914
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	One-Touch	Bank of America N.A.	—	07/16/21	USD	1.25	USD	1.25	EUR	710	$ 282
Put
USD Currency	Down-and-Out	Morgan Stanley & Co. International PLC	—	07/02/21	BRL	5.02	BRL	4.84	USD	17,344	156,773
USD Currency	One-Touch	HSBC Bank PLC	—	11/03/21	MXN	19.25	MXN	19.25	USD	840	168,098
USD Currency	One-Touch	HSBC Bank USA N.A.	—	11/05/21	MXN	18.95	MXN	18.95	USD	840	100,610
											425,481
											$ 425,763
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Bank of America N.A.	—	07/05/21	PLN	4.50	EUR	7,098	$ 44,601
USD Currency	Goldman Sachs International	—	07/08/21	MXN	21.00	USD	13,139	2,112
USD Currency	Morgan Stanley & Co. International PLC	—	07/12/21	ZAR	13.70	USD	8,730	375,094
USD Currency	Bank of America N.A.	—	07/14/21	JPY	110.50	USD	17,568	130,624
EUR Currency	BNP Paribas S.A.	—	07/16/21	USD	1.23	EUR	10,584	470
USD Currency	Bank of America N.A.	—	07/21/21	KRW	1,132.00	USD	9,609	45,166
USD Currency	BNP Paribas S.A.	—	08/02/21	ZAR	14.65	USD	7,664	70,805
USD Currency	Citibank N.A.	—	08/10/21	JPY	110.00	USD	57,760	762,509
USD Currency	Bank of America N.A.	—	01/12/22	JPY	111.00	USD	74,420	1,240,883
								2,672,264
Put
USD Currency	Deutsche Bank AG	—	07/02/21	IDR	14,450.00	USD	10,714	3,172
USD Currency	Morgan Stanley & Co. International PLC	—	07/02/21	BRL	5.18	USD	10,840	439,220
USD Currency	Morgan Stanley & Co. International PLC	—	07/02/21	MXN	19.80	USD	21,680	21,914

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
OTC Options Purchased (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Bank of America N.A.	—	07/08/21	RUB	71.80	USD	8,708	$ 3,710
USD Currency	BNP Paribas S.A.	—	07/08/21	ZAR	14.00	USD	10,734	11,640
USD Currency	Deutsche Bank AG	—	07/08/21	MXN	19.50	USD	8,716	3,297
USD Currency	Deutsche Bank AG	—	07/08/21	BRL	5.18	USD	10,734	439,732
USD Currency	Morgan Stanley & Co. International PLC	—	07/09/21	MXN	19.85	USD	8,587	35,609
USD Currency	Bank of America N.A.	—	07/12/21	JPY	99.00	USD	74,420	—
USD Currency	BNP Paribas S.A.	—	07/12/21	ZAR	13.60	USD	8,730	1,305
USD Currency	Barclays Bank PLC	—	07/14/21	BRL	5.08	USD	10,980	276,109
USD Currency	Bank of America N.A.	—	07/16/21	RUB	73.75	USD	8,567	105,552
EUR Currency	UBS AG	—	07/20/21	USD	1.18	EUR	14,674	64,724
USD Currency	Bank of America N.A.	—	07/21/21	KRW	1,110.00	USD	9,609	8,347
EUR Currency	Standard Chartered Bank	—	07/29/21	USD	1.18	EUR	14,756	70,672
GBP Currency	Deutsche Bank AG	—	07/29/21	USD	1.38	GBP	12,630	80,168
USD Currency	BNP Paribas S.A.	—	08/02/21	BRL	5.05	USD	8,672	222,874
								1,788,045
								$ 4,460,309
OTC Credit Default Swaptions Purchased
	Paid by the Fund			Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/26	65.00%	Quarterly	CDX.NA.IG.36.V1	Quarterly	Morgan Stanley & Co. International PLC	07/21/21	65.00	USD	40,000	$ 3,497
Bought Protection on 5-Year Credit Default Swap, 06/20/26	108.00%	Quarterly	CDX.NA.HY.36.V1	Quarterly	JPMorgan Chase Bank N.A.	07/21/21	108.00	USD	5,000	4,213
Bought Protection on 5-Year Credit Default Swap, 06/20/26	108.50%	Quarterly	CDX.NA.HY.36.V1	Quarterly	JPMorgan Chase Bank N.A.	07/21/21	108.50	USD	4,000	4,752
										$12,462
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
5-Year Interest Rate Swap, 09/29/26	1.10%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Bank of America N.A.	09/27/21	1.10%	USD	463,905	$ 2,164,126
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Amazon.com, Inc.	26	07/16/21	USD	3,450.00	USD	8,944	$ (131,950)
Caesars Entertainment, Inc.	1,291	07/16/21	USD	115.00	USD	13,394	(71,651)
Freeport-McMoRan, Inc.	300	07/16/21	USD	41.00	USD	1,113	(7,950)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2	07/16/21	USD	132.00	USD	27	(469)
SPDR S&P Oil & Gas Explore & Production ETF	300	07/16/21	USD	110.00	USD	2,901	(10,950)
UWM Holdings Corp.	1,433	07/16/21	USD	12.00	USD	1,211	(10,748)
UWM Holdings Corp.	2,600	07/16/21	USD	11.00	USD	2,197	(19,500)
U.S. Treasury 10-Year Notes Futures	261	07/23/21	USD	133.50	USD	34,562	(44,859)
Freeport-McMoRan, Inc.	600	08/20/21	USD	46.00	USD	2,227	(27,000)
UWM Holdings Corp.	51	08/20/21	USD	12.50	USD	43	(893)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Western Digital Corp.	405	08/20/21	USD	100.00	USD	2,882	$ (18,630)
Energy Select Sector SPDR ETF	1,730	09/17/21	USD	62.00	USD	9,320	(121,100)
iShares MSCI Emerging Markets ETF	2,276	09/17/21	USD	59.00	USD	12,552	(73,970)
Caesars Entertainment, Inc.	571	12/17/21	USD	130.00	USD	5,924	(288,355)
Diamondback Energy, Inc.	1,134	12/17/21	USD	130.00	USD	10,647	(391,230)
Diamondback Energy, Inc.	1,894	12/17/21	USD	135.00	USD	17,783	(544,525)
Caesars Entertainment, Inc.	2,893	01/21/22	USD	130.00	USD	30,015	(1,685,173)
Devon Energy Corp.	3,285	01/21/22	USD	40.00	USD	9,589	(392,558)
Devon Energy Corp.	4,050	01/21/22	USD	38.00	USD	11,822	(603,450)
							(4,444,961)
Put
SPDR S&P 500 ETF Trust	250	07/02/21	USD	410.00	USD	10,702	(875)
iShares Russell 2000 ETF	200	07/16/21	USD	200.00	USD	4,587	(3,200)
SPDR Bloomberg Barclays High Yield Bond ETF	350	07/16/21	USD	105.00	USD	3,849	(3,500)
U.S. Treasury 10-Year Notes Futures	195	07/23/21	USD	129.00	USD	25,822	(3,047)
U.S. Treasury 5-Year Notes Futures	1,603	08/27/21	USD	122.75	USD	197,783	(375,703)
U.S. Treasury Long-Term Bonds Futures	268	08/27/21	USD	157.00	USD	43,031	(209,375)
Euro Dollar (1 Year) Mid-Curve	15,350	09/10/21	USD	99.50	USD	3,823,493	(959,375)
Euro Dollar (2 Year) Mid-Curve	21,046	09/10/21	USD	99.00	USD	5,208,622	(6,445,338)
Euro Dollar (2 Year) Mid-Curve	25,902	09/10/21	USD	99.13	USD	6,410,421	(12,141,562)
							(20,141,975)
							$ (24,586,936)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	07/02/21	IDR	14,800.00	USD	8,571	$ (418)
USD Currency	Morgan Stanley & Co. International PLC	—	07/12/21	ZAR	14.10	USD	13,095	(237,698)
EUR Currency	BNP Paribas S.A.	—	07/16/21	USD	1.25	EUR	15,874	(55)
USD Currency	BNP Paribas S.A.	—	08/02/21	BRL	5.40	USD	5,420	(14,450)
USD Currency	Citibank N.A.	—	08/02/21	ZAR	14.00	USD	10,840	(328,039)
								(580,660)
Put
USD Currency	Morgan Stanley & Co. International PLC	—	07/02/21	MXN	19.40	USD	32,520	(53)
USD Currency	Bank of America N.A.	—	07/08/21	RUB	71.00	USD	8,708	(652)
USD Currency	BNP Paribas S.A.	—	07/08/21	ZAR	13.50	USD	10,734	(320)
USD Currency	Deutsche Bank AG	—	07/08/21	BRL	4.99	USD	10,734	(110,479)
USD Currency	Morgan Stanley & Co. International PLC	—	07/09/21	MXN	19.45	USD	10,734	(3,488)
USD Currency	BNP Paribas S.A.	—	07/12/21	ZAR	13.25	USD	13,095	(242)
USD Currency	Barclays Bank PLC	—	07/14/21	BRL	4.93	USD	10,980	(77,385)
USD Currency	Bank of America N.A.	—	07/16/21	RUB	72.20	USD	12,850	(33,261)
USD Currency	Citibank N.A.	—	08/10/21	JPY	97.00	USD	57,760	(99)
USD Currency	Morgan Stanley & Co. International PLC	—	08/31/21	IDR	14,100.00	USD	14,482	(20,642)
USD Currency	Bank of America N.A.	—	01/12/22	JPY	97.00	USD	74,420	(40,491)
								(287,112)
								$ (867,772)

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
OTC Credit Default Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)		Value
Put
Sold Protection on 5-Year Credit Default Swap, 06/20/26	CDX.NA.IG.36.V1	Quarterly	80.00%	Quarterly	Morgan Stanley & Co. International PLC	07/21/21		80.00	USD	40,000	$ (2,222)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 10/22/31	1.68%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Deutsche Bank AG	10/20/21	1.68%	USD	401,430	$ (10,841,585)
10-Year Interest Rate Swap, 10/22/31	1.72%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Morgan Stanley & Co. International PLC	10/20/21	1.72%	USD	401,430	(11,979,049)
10-Year Interest Rate Swap, 11/05/31	1.70%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Citibank N.A.	11/03/21	1.70%	USD	200,716	(5,680,441)
10-Year Interest Rate Swap, 11/05/31	1.75%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Goldman Sachs International	11/03/21	1.75%	USD	200,716	(6,428,015)
10-Year Interest Rate Swap, 12/23/31	1.56%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Morgan Stanley & Co. International PLC	12/21/21	1.56%	USD	119,528	(2,519,765)
10-Year Interest Rate Swap, 12/23/31	1.57%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Deutsche Bank AG	12/21/21	1.57%	USD	68,571	(1,483,313)
10-Year Interest Rate Swap, 12/31/31	1.62%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Goldman Sachs International	12/29/21	1.62%	USD	34,286	(829,535)
										(39,761,703)
Put
5-Year Interest Rate Swap, 09/29/26	3-month LIBOR, 0.15%	Quarterly	1.35%	Semi-Annual	Bank of America N.A.	09/27/21	1.35%	USD	695,857	$ (1,306,905)
10-Year Interest Rate Swap, 10/22/31	3-month LIBOR, 0.15%	Quarterly	1.68%	Semi-Annual	Deutsche Bank AG	10/20/21	1.68%	USD	401,430	(3,161,064)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 10/22/31	3-month LIBOR, 0.15%	Quarterly	1.72%	Semi-Annual	Morgan Stanley & Co. International PLC	10/20/21	1.72%	USD	401,430	$ (2,771,870)
10-Year Interest Rate Swap, 11/05/31	3-month LIBOR, 0.15%	Quarterly	1.70%	Semi-Annual	Citibank N.A.	11/03/21	1.70%	USD	200,716	(1,702,122)
10-Year Interest Rate Swap, 11/05/31	3-month LIBOR, 0.15%	Quarterly	1.75%	Semi-Annual	Goldman Sachs International	11/03/21	1.75%	USD	200,716	(1,448,314)
10-Year Interest Rate Swap, 12/23/31	3-month LIBOR, 0.15%	Quarterly	1.56%	Semi-Annual	Morgan Stanley & Co. International PLC	12/21/21	1.56%	USD	119,528	(1,932,105)
10-Year Interest Rate Swap, 12/23/31	3-month LIBOR, 0.15%	Quarterly	1.57%	Semi-Annual	Deutsche Bank AG	12/21/21	1.57%	USD	68,571	(1,081,136)
10-Year Interest Rate Swap, 12/31/31	3-month LIBOR, 0.15%	Quarterly	1.62%	Semi-Annual	Goldman Sachs International	12/29/21	1.62%	USD	34,286	(504,433)
5-Year Interest Rate Swap, 06/17/31	3-month LIBOR, 0.15%	Quarterly	3.04%	Semi-Annual	Barclays Bank PLC	06/15/26	3.04%	USD	352,448	(4,527,016)
5-Year Interest Rate Swap, 06/17/31	3-month LIBOR, 0.15%	Quarterly	3.05%	Semi-Annual	Barclays Bank PLC	06/15/26	3.05%	USD	64,391	(821,264)
5-Year Interest Rate Swap, 06/17/31	3-month LIBOR, 0.15%	Quarterly	3.05%	Semi-Annual	Deutsche Bank AG	06/15/26	3.05%	USD	32,195	(410,626)
										(19,666,855)
										$ (59,428,558)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	USD	35,459	$ (3,538,052)	$ (2,296,093)	$ (1,241,959)

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
Centrally Cleared Inflation Swaps
Paid by the Fund			Received by the Fund			Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK RPI All Items Monthly	At Termination	3.42%	At Termination	11/15/30	GBP	13,500	$ (713,536)	$ —	$ (713,536)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.32%	At Termination	02/25/31	USD	9,084	(266,087)	—	(266,087)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.35%	At Termination	03/05/31	USD	2,650	(67,449)	—	(67,449)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.35%	At Termination	03/05/31	USD	2,650	(66,283)	—	(66,283)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.36%	At Termination	03/05/31	USD	5,299	(130,525)	—	(130,525)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.47%	At Termination	04/26/31	USD	182,606	(1,800,885)	—	(1,800,885)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.58%	At Termination	05/04/31	USD	2,650	5,510	—	5,510
UK RPI All Items Monthly	At Termination	3.73%	At Termination	05/15/31	GBP	4,386	(31,026)	—	(31,026)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.64%	At Termination	05/21/31	USD	95,310	1,046,141	—	1,046,141
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.64%	At Termination	05/21/31	USD	95,310	1,083,642	—	1,083,642
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.58%	At Termination	05/24/31	USD	1,469	5,927	—	5,927
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.48%	At Termination	06/11/31	USD	3,500	(12,321)	—	(12,321)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.49%	At Termination	06/11/31	USD	1,470	(4,198)	—	(4,198)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.48%	At Termination	06/16/31	USD	13,272	(40,844)	—	(40,844)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.46%	At Termination	06/18/31	USD	6,636	(36,420)	—	(36,420)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.46%	At Termination	06/24/31	USD	3,400	(16,374)	—	(16,374)
UK RPI All Items Monthly	At Termination	3.38%	At Termination	12/15/40	GBP	6,820	(639,517)	—	(639,517)
UK RPI All Items Monthly	At Termination	3.38%	At Termination	12/15/40	GBP	12,400	(1,157,289)	—	(1,157,289)
							$ (2,841,534)	$ —	$ (2,841,534)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.72%	Annual	6-month WIBOR, 0.15%	Semi-Annual	N/A	06/17/23	PLN	102,140	$ 44,091	$ —	$ 44,091
0.74%	Annual	6-month WIBOR, 0.15%	Semi-Annual	N/A	06/17/23	PLN	102,140	35,942	—	35,942
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.76%	Annual	6-month WIBOR, 0.15%	Semi-Annual	N/A	06/18/23	PLN	70,723	$ 17,798	$ —	$ 17,798
0.83%	Semi-Annual	6-month WIBOR, 0.15%	Semi-Annual	N/A	06/22/23	PLN	165,002	(17,467)	—	(17,467)
1-day CORRA, 0.16%	Semi-Annual	0.54%	Semi-Annual	01/23/23(a)	01/23/24	CAD	154,277	(799,502)	—	(799,502)
0.51%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A	04/06/24	USD	164,023	(182,444)	—	(182,444)
0.51%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A	04/07/24	USD	52,521	(49,634)	—	(49,634)
0.50%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A	04/13/24	USD	81,911	(29,615)	—	(29,615)
0.48%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A	04/16/24	USD	54,601	1,537	—	1,537
0.45%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A	06/07/24	USD	80,312	204,322	—	204,322
5.84%	Quarterly	3-month JIBAR, 3.69%	Quarterly	N/A	06/16/26	ZAR	107,304	35,362	—	35,362
5.88%	Quarterly	3-month JIBAR, 3.69%	Quarterly	N/A	06/16/26	ZAR	138,806	28,930	—	28,930
2.91%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A	08/23/26	USD	3,692	(402,547)	(46)	(402,501)
2.93%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A	08/24/28	USD	8,170	(1,060,436)	128	(1,060,564)
3.16%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A	10/03/28	USD	4,519	(650,312)	71	(650,383)
1.54%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A	05/28/31	USD	8,580	(114,724)	—	(114,724)
1.60%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A	06/01/31	USD	1,731	(32,190)	—	(32,190)
2.14%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	06/15/26(a)	06/15/31	USD	64,391	(656,339)	—	(656,339)
2.14%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	06/15/26(a)	06/15/31	USD	32,195	(319,251)	(10,768)	(308,483)
2.18%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	06/17/26(a)	06/17/31	USD	352,448	(4,187,093)	(25,255)	(4,161,838)
3-month LIBOR. 0.15%	Quarterly	1.49%	Semi-Annual	N/A	07/01/31	USD	1,561	10,409	—	10,409
3-month LIBOR. 0.15%	Quarterly	1.45%	Semi-Annual	N/A	07/02/31	USD	9,952	23,230	—	23,230
								$ (8,099,933)	$ (35,870)	$ (8,064,063)
(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)
DISH DBS Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	2,168	$ (150,185)	$ 55,252	$ (205,437)
KB Home	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	2,138	(207,396)	(88,817)	(118,579)
Realogy Group LLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,069	(89,386)	(5,191)	(84,195)
RR Donnelley & Sons Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,070	(62,954)	26,854	(89,808)
Beazer Homes U.S.A., Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,199	(103,432)	(47,621)	(55,811)
Beazer Homes U.S.A., Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	(86,265)	(35,069)	(51,196)
Beazer Homes U.S.A., Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,103	(95,151)	(41,742)	(53,409)
Tenet Healthcare Corp.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,000	(91,189)	(6,999)	(84,190)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(109,331)	(25,227)	(84,104)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,150	(107,005)	(24,690)	(82,315)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(109,331)	(25,249)	(84,082)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,223	(111,523)	(10,354)	(101,169)
Tenet Healthcare Corp.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	500	(46,524)	(4,098)	(42,426)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	750	(78,512)	44,078	(122,590)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,680	(169,251)	97,830	(267,081)
Boeing Co.	1.00	Quarterly	BNP Paribas S.A.	12/20/24	USD	2,250	(5,968)	(31,186)	25,218
Boeing Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	5,950	(15,781)	(48,817)	33,036
Broadcom, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,325	(26,950)	28,229	(55,179)
Occidental Petroleum Corp.	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	5,080	92,720	1,850,559	(1,757,839)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	USD	2,540	(267,422)	250,544	(517,966)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	40,344	1,242,283	2,212,342	(970,059)
Federative Republic of Brazil	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	7,271	223,887	230,307	(6,420)
Federative Republic of Brazil	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	6,160	189,678	196,530	(6,852)
Federative Republic of Brazil	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	3,080	94,839	98,265	(3,426)
Federative Republic of Brazil	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	3,080	94,839	98,265	(3,426)

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil	1.00%	Quarterly	Goldman Sachs International	06/20/26	USD	3,080	$ 94,839	$ 98,265	$ (3,426)
Republic of Chile	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	5,147	(105,834)	(101,971)	(3,863)
Republic of Colombia	1.00	Quarterly	BNP Paribas S.A.	06/20/26	USD	3,260	55,849	57,557	(1,708)
Republic of Colombia	1.00	Quarterly	BNP Paribas S.A.	06/20/26	USD	1,300	22,271	23,407	(1,136)
Republic of Colombia	1.00	Quarterly	Citibank N.A.	06/20/26	USD	2,945	50,452	47,509	2,943
Republic of Colombia	1.00	Quarterly	Citibank N.A.	06/20/26	USD	2,944	50,435	50,253	182
Republic of Colombia	1.00	Quarterly	Citibank N.A.	06/20/26	USD	4,800	82,232	85,306	(3,074)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	2,870	49,168	53,689	(4,521)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	1,150	19,701	21,513	(1,812)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	2,870	49,168	55,024	(5,856)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	2,870	49,168	57,034	(7,866)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	2,870	49,168	57,034	(7,866)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	2,890	49,510	57,465	(7,955)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	2,591	44,388	51,520	(7,132)
Republic of Indonesia	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	USD	31,972	(404,896)	(175,402)	(229,494)
Republic of South Africa	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	11,766	473,206	795,645	(322,439)
Republic of South Africa	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	80,567	3,240,379	5,428,605	(2,188,226)
Republic of South Africa	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	6,766	272,133	455,905	(183,772)
Republic of the Philippines	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	11,217	(312,825)	(288,174)	(24,651)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	3,270	(10,837)	(9,424)	(1,413)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	3,270	(10,836)	(2,352)	(8,484)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	3,280	(10,870)	(1,573)	(9,297)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	3,270	(10,837)	(3,137)	(7,700)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	3,280	(10,870)	—	(10,870)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	5,455	(18,078)	1,307	(19,385)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	3,600	(11,930)	(7,600)	(4,330)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	3,600	(11,930)	(7,788)	(4,142)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	3,600	(11,930)	(7,788)	(4,142)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	3,600	(11,930)	(5,189)	(6,741)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	3,600	(11,931)	(5,192)	(6,739)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	3,600	(11,931)	(5,192)	(6,739)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	4,281	(14,187)	(4,114)	(10,073)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	3,270	(10,836)	(6,290)	(4,546)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	3,270	(10,836)	(5,503)	(5,333)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	3,270	(10,837)	(7,078)	(3,759)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	4,326	(14,336)	(10,406)	(3,930)
United Mexican States	1.00	Quarterly	BNP Paribas S.A.	06/20/26	USD	3,260	(10,803)	(3,914)	(6,889)
United Mexican States	1.00	Quarterly	BNP Paribas S.A.	06/20/26	USD	3,260	(10,804)	(3,131)	(7,673)
United Mexican States	1.00	Quarterly	Citibank N.A.	06/20/26	USD	3,190	(10,572)	(9,201)	(1,371)
United Mexican States	1.00	Quarterly	Citibank N.A.	06/20/26	USD	3,180	(10,538)	(9,178)	(1,360)
United Mexican States	1.00	Quarterly	Citibank N.A.	06/20/26	USD	3,200	(10,604)	(10,007)	(597)
United Mexican States	1.00	Quarterly	Citibank N.A.	06/20/26	USD	3,180	(10,538)	(8,412)	(2,126)
United Mexican States	1.00	Quarterly	Citibank N.A.	06/20/26	USD	3,571	(11,834)	(6,007)	(5,827)
United Mexican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	3,190	(10,572)	(7,665)	(2,907)
United Mexican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	3,180	(10,538)	(7,641)	(2,897)
United Mexican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	3,190	(10,572)	(7,665)	(2,907)
United Mexican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	2,960	(9,809)	(10,695)	886
United Mexican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	2,950	(9,776)	(7,811)	(1,965)
United Mexican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	2,830	(9,379)	(2,038)	(7,341)
United Mexican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	2,830	(9,378)	(1,358)	(8,020)
United Mexican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	2,830	(9,378)	(1,358)	(8,020)
United Mexican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	2,850	(9,445)	(1,368)	(8,077)
United Mexican States	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	4,811	(15,943)	1,154	(17,097)
United Mexican States	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/26	USD	45,588	(151,074)	285,730	(436,804)
CMBX.NA.9.AAA	0.50	Monthly	Credit Suisse International	09/17/58	USD	4,539	(49,364)	50,351	(99,715)
CMBX.NA.9.AAA	0.50	Monthly	Deutsche Bank AG	09/17/58	USD	3,620	(39,360)	40,729	(80,089)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	2,530	(27,509)	28,059	(55,568)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	3,050	$ (33,163)	$ 33,826	$ (66,989)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	5,569	(60,563)	67,781	(128,344)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	160,715	69,319	91,396
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	15,762	11,131	4,631
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	1,998	(7,895)	362	(8,257)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	4,855	(19,186)	(1,473)	(17,713)
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/63	USD	850	224,391	77,988	146,403
CMBX.NA.14.BBB-	3.00	Monthly	Goldman Sachs International	12/16/72	USD	1,310	21,786	66,421	(44,635)
							$ 3,482,317	$ 12,170,789	$ (8,688,472)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Broadcom, Inc.	1.00%	Quarterly	Citibank N.A.	06/20/24	BBB-	USD	14,931	$ 297,279	$ (679,698)	$ 976,977
Yum! Brands, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/25	BB-	USD	2,000	12,963	(12,858)	25,821
Yum! Brands, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/25	BB-	USD	2,000	12,963	(17,088)	30,051
Yum! Brands, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB-	USD	2,000	12,963	(7,738)	20,701
Advanced Micro Devices, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/26	BBB-	USD	4,000	840,434	821,850	18,584
AT&T Inc.	1.00	Quarterly	Credit Suisse International	06/20/26	BBB	USD	3,000	55,816	41,790	14,026
Dell, Inc.	1.00	Quarterly	Citibank N.A.	06/20/26		USD	2,000	11,579	(6,638)	18,217
HCA, Inc.	5.00	Quarterly	Citibank N.A.	06/20/26	BB-	USD	5,000	1,020,568	889,142	131,426
NRG Energy, Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/26	BB+	USD	2,000	310,165	283,014	27,151
NRG Energy, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26		USD	2,000	310,164	294,400	15,764
T-Mobile U.S.A., Inc.	5.00	Quarterly	Citibank N.A.	06/20/26		USD	4,000	752,368	749,174	3,194
United Rentals (North America), Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26		USD	1,750	324,008	313,050	10,958
CMBX.NA.7.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	01/17/47	AAA	USD	4,913	37,273	(136,016)	173,289
CMBX.NA.3.AM	0.50	Monthly	Credit Suisse International	12/13/49	N/R	USD	—(a)	—	(9)	9
CMBX.NA.3.AM	0.50	Monthly	Goldman Sachs International	12/13/49	N/R	USD	—(a)	—	(24)	24
CMBX.NA.3.AM	0.50	Monthly	JPMorgan Chase Bank N.A.	12/13/49	N/R	USD	1	—	(50)	50
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	906	(70,004)	(102,223)	32,219
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	1,310	(101,220)	(143,949)	42,729
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	438	(33,843)	(36,455)	2,612
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	800	(61,814)	(177,886)	116,072
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,000	(77,267)	(259,716)	182,449
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,060	(81,903)	(50,511)	(31,392)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	231	(17,848)	(13,233)	(4,615)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,200	(92,721)	(1,468)	(91,253)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-	USD	3,340	(3,414)	(136,885)	133,471
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-	USD	1,670	(1,708)	(69,593)	67,885
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	(5,272)	(4,866)	(406)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	BB-	USD	850	(224,391)	(63,155)	(161,236)
								$ 3,227,138	$ 1,472,361	$ 1,754,777
(a)	Notional amount is less than USD 500.

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
OTC Interest Rate Swaps
Paid by the Fund			Received by the Fund			Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.42%	At Termination	1-day CLICP, 19,008.93	At Termination	Bank of America N.A.	N/A	04/01/23	CLP	19,436,176	$ 463,378	$ —	$ 463,378
1-day CLICP, 19,008.93	At Termination	1.65%	At Termination	Bank of America N.A.	N/A	05/28/23	CLP	19,436,176	(430,031)	—	(430,031)
1-day BZDIOVER, 0.02%	At Termination	7.21%	At Termination	Citibank N.A.	N/A	01/02/24	BRL	183,387	(240,446)	—	(240,446)
1-day BZDIOVER, 0.02%	At Termination	7.70%	At Termination	Citibank N.A.	N/A	01/02/24	BRL	13,543	3,795	—	3,795
1-day BZDIOVER, 0.02%	At Termination	7.61%	At Termination	Citibank N.A.	N/A	01/02/24	BRL	104,231	(7,700)	—	(7,700)
7-day China Fixing Repo Rates, 2.20%	Quarterly	2.84%	Quarterly	Bank of America N.A.	N/A	06/16/26	CNY	45,365	19,605	—	19,605
7-day China Fixing Repo Rates, 2.20%	Quarterly	2.89%	Quarterly	Bank of America N.A.	09/15/21	09/15/26	CNY	45,365	28,836	—	28,836
1-day BZDIOVER, 0.02%	At Termination	8.29%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/29	BRL	57,222	(122,162)	—	(122,162)
1-day BZDIOVER, 0.02%	At Termination	8.42%	At Termination	Citibank N.A.	N/A	01/02/29	BRL	41,937	(51,394)	—	(51,394)
									$(336,119)	$—	$(336,119)
OTC Total Return Swaps
Paid by the Fund			Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month LIBOR, 0.15%	At Termination	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	At Termination	Goldman Sachs International	09/09/21	USD	25	$ 9,816	$ —	$ 9,816
3-month LIBOR, 0.15%	At Termination	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Goldman Sachs International	09/20/21	USD	30,000	(25,327)	(554)	(24,773)
Choice Hotels International, Inc.	At Termination	3-month LIBOR minus 0.20%, 0.15%	At Termination	BNP Paribas S.A.	11/15/21	USD	20	(7,942)	—	(7,942)
3-month LIBOR, 0.15%	At Termination	Goldman Sachs U.S. Series 4 Excess Return Strategy	At Termination	Goldman Sachs International	11/19/21	USD	1,723	(38,913)	—	(38,913)
3-month LIBOR, 0.15%	At Termination	Goldman Sachs U.S. Series 4 Excess Return Strategy	At Termination	Goldman Sachs International	11/19/21	USD	14	(44,284)	—	(44,284)
								$ (106,650)	$ (554)	$ (106,096)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Bank of America N.A.(c)	02/15/23	$ (4,575,145)	$ (71,687) (b)	$ (4,598,623)	0.0%
(a)	The Master Portfolio receives the total return on a portfolio of long positions underlying the total return swap. The Master Portfolio pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Master Portfolio pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(b)	Amount includes $(48,209) of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(c)
Range:	28 basis points
Benchmarks:	Intercontinental Exchange LIBOR: CHF 1 Week

The following table represents the individual short positions and related values of equity securities underlying the total return swap with Bank of America N.A., as of period end, termination date February 15, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Capital Markets
Credit Suisse Group AG	439,306	$ (4,598,623)	100.0%
Net Value of Reference Entity — Bank of America N.A.		$(4,598,623)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,328,039,553	$ 287,241,556	$ 2,615,281,109
Common Stocks
Capital Markets	—	38,742,723	—	38,742,723
Consumer Finance	—	2,824,019	—	2,824,019
Diversified Financial Services	26,966,397	—	649,382	27,615,779
Diversified Telecommunication Services	2,536,274	—	—	2,536,274
Energy Equipment & Services	1,866	—	107,714	109,580
Equity Real Estate Investment Trusts (REITs)	28,715,892	—	—	28,715,892
Health Care Providers & Services	1,223,074	—	—	1,223,074
Hotels, Restaurants & Leisure	6,041,570	—	—	6,041,570
Household Durables	10,108,302	—	—	10,108,302
Independent Power and Renewable Electricity Producers	—	20,827,680	—	20,827,680
Interactive Media & Services	4,241,194	—	—	4,241,194
Internet & Direct Marketing Retail	17,888,832	—	—	17,888,832
Media	2,630,624	—	—	2,630,624
Metals & Mining	38,572	—	—	38,572
Oil, Gas & Consumable Fuels	29,082,958	4,670,252	1	33,753,211
Real Estate Management & Development	17,465,853	—	—	17,465,853
Software	—	6,257,073	—	6,257,073
Technology Hardware, Storage & Peripherals	1,743,665	—	—	1,743,665
Corporate Bonds	—	7,602,133,906	47,178,605	7,649,312,511
Floating Rate Loan Interests	—	323,691,733	152,751,514	476,443,247
Foreign Agency Obligations	—	169,533,307	—	169,533,307
Foreign Government Obligations	—	1,703,388,192	—	1,703,388,192
Investment Companies	214,373,372	—	—	214,373,372
Municipal Bonds	—	149,012,817	—	149,012,817
Non-Agency Mortgage-Backed Securities	—	1,564,660,241	106,210,931	1,670,871,172
Preferred Securities	—	149,825,976	—	149,825,976
Rights	—	—	124,445	124,445
U.S. Government Sponsored Agency Securities	—	11,848,461,076	—	11,848,461,076
U.S. Treasury Obligations	—	2,166,018,980	—	2,166,018,980
Warrants
Automobiles	—	726,734	—	726,734
Capital Markets	365,014	—	—	365,014
Diversified Financial Services	1,517,359	—	433,236	1,950,595
Interactive Media & Services	2,534,448	—	—	2,534,448
Oil, Gas & Consumable Fuels	191,458	—	—	191,458
Real Estate Management & Development	4,556	—	—	4,556
Software	314,097	—	—	314,097
Short-Term Securities
Money Market Funds	1,548,906,096	—	—	1,548,906,096
Options Purchased
Credit Contracts	—	12,462	—	12,462
Equity Contracts	11,878,894	—	—	11,878,894
Foreign Currency Exchange Contracts	—	4,886,072	—	4,886,072
Interest Rate Contracts	64,736,020	2,164,126	—	66,900,146
Unfunded Floating Rate Loan Interests (a)	—	35,632	2,984	38,616
Liabilities
TBA Sale Commitments	—	(5,354,291,595)	—	(5,354,291,595)
Unfunded Floating Rate Loan Interests (a)	—	(5,237)	(2,064)	(7,301)
	$ 1,993,506,387	$ 22,731,615,722	$ 594,698,304	25,319,820,413
Investments valued at NAV(b)				173,017,037
				$ 25,492,837,450
Derivative Financial Instruments(c)
Assets
Credit Contracts	$ —	$ 2,348,374	$ —	$ 2,348,374
Equity Contracts	—	9,816	—	9,816
Foreign Currency Exchange Contracts	—	19,201,853	—	19,201,853
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
	Level 1	Level 2	Level 3	Total
Assets
Interest Rate Contracts	$ 70,816,227	$ 917,235	$ —	$ 71,733,462
Other Contracts	—	2,141,220	—	2,141,220
Liabilities
Credit Contracts	—	(10,526,250)	—	(10,526,250)
Equity Contracts	(9,310,932)	(187,599)	—	(9,498,531)
Foreign Currency Exchange Contracts	—	(5,034,856)	—	(5,034,856)
Interest Rate Contracts	(53,516,378)	(68,745,975)	—	(122,262,353)
Other Contracts	—	(4,982,754)	—	(4,982,754)
	$ 7,988,917	$ (64,858,936)	$ —	$ (56,870,019)
(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities
Assets
Opening Balance, as of September 30, 2020	$ 185,886,590	$ 282,627	$ 38,948,734	$ 133,453,277	$ 21,820,080
Transfers into Level 3	12,142,949	—	347,963	11,863,784	—
Transfers out of Level 3	(82,982,344)	—	—	(10,222,393)	(1,789,186)
Accrued discounts/premiums	226,070	—	182,223	127,403	(2,032)
Net realized gain (loss)	1,205,017	—	(121,358)	1,125,606	92,692
Net change in unrealized appreciation (depreciation)(a)	989,687	(2,205,587)	8,884,138	8,335,908	376,512
Purchases	219,175,036	2,682,270	12,166,313	70,529,417	91,167,846
Sales	(49,401,449)	(2,213)	(13,229,408)	(62,461,488)	(5,454,981)
Closing Balance, as of June 30, 2021	$ 287,241,556	$ 757,097	$ 47,178,605	$ 152,751,514	$ 106,210,931
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021(a)	$ 800,208	$ (2,205,587)	$ 6,726,338	$ 3,822,885	$ 450,948
	Rights	Warrants	Unfunded Floating Rate Loan Interests	Total
Assets
Opening Balance, as of September 30, 2020	$ —	$ —	$ (14,194)	$ 380,377,114
Transfers into Level 3	—	—	—	24,354,696
Transfers out of Level 3	—	—	—	(94,993,923)
Accrued discounts/premiums	—	—	—	533,664
Net realized gain (loss)	—	—	—	2,301,957
Net change in unrealized appreciation (depreciation)(a)	(197,395)	(115,032)	15,114	16,083,345
Purchases	321,840	548,268	—	396,590,990
Sales	—	—	—	(130,549,539)
Closing Balance, as of June 30, 2021	$ 124,445	$ 433,236	$ 920	$ 594,698,304
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021(a)	$ (197,395)	$ (115,032)	$ 15,114	$ 9,297,479

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021, is generally due to investments no longer held or categorized as Level 3 at period end.

2021

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:
	Credit Contracts		Foreign Currency Exchange Contracts
	Assets	Liabilities	Assets	Liabilities
Opening Balance, as of September 30, 2020	$ 960,974	$ —	$ —	$ (2)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(960,974)	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	—	—	—	2
Purchases	—	—	—	—
Issues	—	—	—	—
Sales	—	—	—	—
Settlements	—	—	—	—
Closing Balance, as of June 30, 2021	$ —	$ —	$ —	$ —
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021(a)	$ —	$ —	$ —	$ —

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021, is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
Portfolio Abbreviation
ABS	Asset-Backed Security
AKA	Also Known As
BZDIOVER	Overnight Brazil CETIP - Interbank Rate
CD	Certificate of Deposit
CDO	Collateralized Debt Obligation
CLICP	Chile Indice de Camara Promedio Interbank Overnight Index
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
June 30, 2021
Master Total Return Portfolio
CLN	Credit-Linked-Note
CLO	Collateralized Loan Obligation
CORRA	Canadian OvernightRepo Rate Average
DAC	Designated Activity Co.
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FKA	Formally Known As
GMTN	Global Medium-Term Note
GO	General Obligation Bonds
HFA	Housing Finance Agency
IO	Interest Only
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium-Term Note
OTC	Over-the-Counter
PIK	Payment-in-Kind
RB	Revenue Bonds
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt
TBA	To-be-Announced
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offer Rate

2021